As filed with the Securities and Exchange Commission on or about February 27, 2019

Registration No. 33-17463 and 811-5344

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 126	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 127	☒

WILLIAM BLAIR FUNDS

(Exact Name of Registrant as Specified in Charter)

150 North Riverside Plaza

Chicago, Illinois 60606

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (312) 364-8000

Copy to:

Stephanie G. Braming William Blair Investment Management, LLC 150 North Riverside Plaza Chicago, Illinois 60606	Maureen A. Miller Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or
☐	on (date) pursuant to paragraph (b); or
☒	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: April 28, 2019

Title	of Securities Being Registered: Shares of beneficial interest, no par value

William Blair Funds

Prospectus

[•], 2019

[•], 2019

William Blair Funds

U.S. Equity Funds	Class R6
Growth Fund	[•]
Large Cap Growth Fund	[•]
Mid Cap Growth Fund	[•]
Small-Mid Cap Growth Fund	[•]
Small-Mid Cap Value Fund	[•]
Small Cap Growth Fund	[•]
Small Cap Value Fund	[•]

Global/International Funds	Class R6
International Developed Plus Fund	[•]
International Growth Fund	[•]

Fixed Income Funds	Class R6
Income Fund	[•]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

150 North Riverside Plaza

Chicago, Illinois 60606

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the William Blair Funds’ (the “Funds”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be available on the Funds’ website (https://www.williamblairfunds.com/investor_services/prospectus_reports_forms.fs), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by notifying your financial intermediary or, if you are a direct investor, by calling 1-800-742-7272.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports, or if you are a direct investor, by calling 1-800-742-7272. Your election to receive reports in paper will apply to all Funds you hold directly or through your financial intermediary, as applicable.

i

WILLIAM BLAIR GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Class R6
Management Fee	0.75%
Distribution (Rule 12b-1) Fee	None
Other Expenses*	[•]%

Total Annual Fund Operating Expenses	[•]%
Fee Waiver and/or Expense Reimbursement**	[•]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[•]%

*	Class R6 shares commenced operations on or about [•], 2019. Other Expenses for Class R6 shares are based on estimated amounts for the fiscal year ended December 31, 2019.
**

The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to [•]% of average daily net assets for Class R6 shares until [April 30, 2020]. The Adviser may not terminate this arrangement prior to [April 30, 2020] without the approval of the Fund’s Board of Trustees.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$[•]	$[•]	$[•]	$[•]

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [•]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of domestic growth companies of all sizes that are expected to exhibit quality growth characteristics. The Fund invests primarily in equity securities issued by companies that typically have market capitalizations no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell 3000® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to companies in the Russell 3000® Index, but that may have market capitalizations outside the range of companies included in the index.

The Russell 3000® Index is a widely recognized, unmanaged index that measures the performance of the 3,000 largest U.S. companies. The size of companies in the Russell 3000® Index may change with market conditions. In addition, changes to the composition of the Russell 3000® Index can change the market capitalization range of the companies in the index. As of [•], the Russell 3000® Index included securities issued by companies that ranged in size between $[•] million and $[•] billion.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser evaluates the extent to which a company meets the quality growth criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (for example, this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or should grow through market share gains in its industry and (d) the company should have a strong management team.

PRINCIPAL RISKS:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. The securities of smaller capitalized companies may be more volatile and less liquid than the securities of large capitalized companies. In addition, smaller capitalized companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell a security on short notice at a reasonable price. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Class R6 shares commenced operations on or about [•], 2019 and do not have a full calendar year of performance history. Performance information provided below is that of the Fund’s Class N and Class I shares, which are offered in a separate prospectus. Class R6 shares of the Fund would have similar annual returns as those of the Funds’ Class N and Class I shares because each share class is invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses. Because Class R6 shares have lower expenses than Class N and Class I shares, performance of Class R6 shares will be higher.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return ([•])% ([•])	Lowest Quarterly Return ([•])% ([•])

Average Annual Total Returns (For the periods ended December 31, 2018).    The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. Returns for Class R6 shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year		5 Years		10 Years
Class N Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions and Sale of Fund Shares	[	•]%	[	•]%	[	•]%

Class I Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%

Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	[	•]%	[	•]%	[	•]%
S&P 500 (reflects no deduction for fees, expenses or taxes)	[	•]%	[	•]%	[	•]%

MANAGEMENT:

Investment Adviser.    William Blair Investment Management, LLC is the investment adviser of the Fund.

Portfolio Manager(s).    David C. Fording, a Partner of the Adviser, manages the Fund. Mr. Fording has managed or co-managed the Fund since 2006.

PURCHASE AND SALE OF FUND SHARES:

Class R6 Share Purchase.    The minimum initial investment for an account is $1 million (or any lesser amount if, in William Blair’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $1 million). There is no minimum for subsequent purchases. There is no minimum initial investment for qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other similar accounts or plans whereby Class R6 shares are held through omnibus accounts (either at the plan level or the level of the plan administrator) and certain other accounts. The Distributor may make certain additional exceptions to the minimum initial investment amount in its discretion. Class R6 shares are only available to certain investors. See “Your Account—Class R6 Shares” for additional information on eligibility requirements and investment minimums applicable to purchasing Class R6 shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged investment plan. If you are investing through a tax-advantaged investment plan, withdrawals from the tax-advantaged investment plan may be subject to taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR LARGE CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Large Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Class R6
Management Fee	0.70%
Distribution (Rule 12b-1) Fee	None
Other Expenses*	[•]%

Total Annual Fund Operating Expenses	[•]%
Fee Waiver and/or Expense Reimbursement**	[•]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[•]%

*	Class R6 shares commenced operations on or about [•], 2019. Other Expenses for Class R6 shares are based on estimated amounts for the fiscal year ended December 31, 2019.
**

The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to [•]% of average daily net assets for Class R6 shares until [April 30, 2020]. The Adviser may not terminate this arrangement prior to [April 30, 2020] without the approval of the Fund’s Board of Trustees.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$[•]	$[•]	$[•]	$[•]

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [•]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of large capitalized (“large cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of large cap domestic growth companies that are expected to exhibit quality growth characteristics. For purposes of the Fund, the Adviser considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to large cap companies, but that may have market capitalizations below the market capitalization of the smallest member of the Russell 1000® Index.

The Russell 1000® Index is a widely recognized, unmanaged index that measures the performance of the 1,000 largest U.S. companies. The companies in the Russell 1000® Index are considered representative of large cap companies. The size of companies in the Russell 1000® Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Index can change the market capitalization range of the companies included in the index. As of [•], the Russell 1000® Index included securities issued by companies that ranged in size between $[•] million and $[•] billion.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser evaluates the extent to which a company meets the quality growth criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (for example, this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or should grow through market share gains in its industry and (d) the company should have a strong management team.

PRINCIPAL RISKS:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of large cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Class R6 shares commenced operations on or about [•], 2019 and do not have a full calendar year of performance history. Performance information provided below is that of the Fund’s Class N and Class I shares, which are offered in a separate prospectus. Class R6 shares of the Fund would have similar annual returns as those of the Funds’ Class N and Class I shares because each share class is invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses. Because Class R6 shares have lower expenses than Class N and Class I shares, performance of Class R6 shares will be higher.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return ([•])% ([•])	Lowest Quarterly Return ([•])% ([•])

Average Annual Total Returns (For the periods ended December 31, 2018).    The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. Returns for Class R6 shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year		5 Years		10 Years
Class N Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions and Sale of Fund Shares	[	•]%	[	•]%	[	•]%
	[	•]%	[	•]%	[	•]%

Class I Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[	•]%	[	•]%	[	•]%

MANAGEMENT:

Investment Adviser.    William Blair Investment Management, LLC is the investment adviser of the Fund.

Portfolio Manager(s).    James S. Golan, a Partner of the Adviser, and David P. Ricci, a Partner of the Adviser, co-manage the Fund. Mr. Golan has co-managed the Fund since 2005. Mr. Ricci has co-managed the Fund since 2011.

PURCHASE AND SALE OF FUND SHARES:

Class R6 Share Purchase.    The minimum initial investment for an account is $1 million (or any lesser amount if, in William Blair’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $1 million). There is no minimum for subsequent purchases. There is no minimum initial investment for qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other similar accounts or plans whereby Class R6 shares are held through omnibus accounts (either at the plan level or the level of the plan administrator) and certain other accounts. The Distributor may make certain additional exceptions to the minimum initial investment amount in its discretion. Class R6 shares are only available to certain investors. See “Your Account—Class R6 Shares” for additional information on eligibility requirements and investment minimums applicable to purchasing Class R6 shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged investment plan. If you are investing through a tax-advantaged investment plan, withdrawals from the tax-advantaged investment plan may be subject to taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR MID CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Mid Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Class R6
Management Fee	0.95%
Distribution (Rule 12b-1) Fee	None
Other Expenses*	[•]%

Total Annual Fund Operating Expenses	[•]%
Fee Waiver and/or Expense Reimbursement**	[•]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[•]%

*	Class R6 shares commenced operations on or about [•], 2019. Other Expenses for Class R6 shares are based on estimated amounts for the fiscal year ended December 31, 2019.
**

The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to [•]% of average daily net assets for Class R6 shares until [April 30, 2020]. The Adviser may not terminate this arrangement prior to [April 30, 2020] without the approval of the Fund’s Board of Trustees.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$[•]	$[•]	$[•]	$[•]

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [•]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of mid cap domestic growth companies that are expected to exhibit quality growth characteristics. For purposes of the Fund, the Adviser considers a company to be a mid cap company if it has a market capitalization no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell Midcap® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to mid cap companies, but that may have market capitalizations above the market capitalization of the largest member, or below the market capitalization of the smallest member, of the Russell Midcap® Index.

The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The companies in the Russell Midcap® Index are considered representative of mid cap companies. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of companies included in the index. As of [•], the Russell Midcap® Index included securities issued by companies that ranged in size between $[•] million and $[•] billion.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser evaluates the extent to which a company meets the quality growth criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (for example, this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or should grow through market share gains in its industry and (d) the company should have a strong management team.

PRINCIPAL RISKS:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of mid cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. The securities of mid cap companies may be more volatile and less liquid than securities of large capitalized companies. In addition, mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell a security on short notice at a reasonable price. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Class R6 shares commenced operations on or about [•], 2019 and do not have a full calendar year of performance history. Performance information provided below is that of the Fund’s Class N and Class I shares, which are offered in a separate prospectus. Class R6 shares of the Fund would have similar annual returns as those of the Funds’ Class N and Class I shares because each share class is invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses. Because Class R6 shares have lower expenses than Class N and Class I shares, performance of Class R6 shares will be higher.

Annual Total Returns.     The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return ([•])% ([•])	Lowest Quarterly Return ([•])% ([•])

Average Annual Total Returns (For the periods ended December 31, 2018).    The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. Returns for Class R6 shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year		5 Years		10 Years
Class N Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions and Sale of Fund Shares	[	•]%	[	•]%	[	•]%

Class I Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%

Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	[	•]%	[	•]%	[	•]%

MANAGEMENT:

Investment Adviser.    William Blair Investment Management, LLC is the investment adviser of the Fund.

Portfolio Manager(s).    Daniel Crowe, a Partner of the Adviser, and Robert C. Lanphier IV, a Partner of the Adviser, co-manage the Fund. Mr. Crowe has co-managed the Fund since 2015. Mr. Lanphier has co-managed the Fund since its inception in 2006.

PURCHASE AND SALE OF FUND SHARES:

Class R6 Share Purchase.    The minimum initial investment for an account is $1 million (or any lesser amount if, in William Blair’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $1 million). There is no minimum for subsequent purchases. There is no minimum initial investment for qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other similar accounts or plans whereby Class R6 shares are held through omnibus accounts (either at the plan level or the level of the plan administrator) and certain other accounts. The Distributor may make certain additional exceptions to the minimum initial investment amount in its discretion. Class R6 shares are only available to certain investors. See “Your Account—Class R6 Shares” for additional information on eligibility requirements and investment minimums applicable to purchasing Class R6 shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged investment plan. If you are investing through a tax-advantaged investment plan, withdrawals from the tax-advantaged investment plan may be subject to taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR SMALL-MID CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Class R6
Management Fee	1.00%
Distribution (Rule 12b-1) Fee	None
Other Expenses*	[•]%

Total Annual Fund Operating Expenses	[•]%
Fee Waiver and/or Expense Reimbursement**	[•]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[•]%

*	Class R6 shares commenced operations on or about [•], 2019. Other Expenses for Class R6 shares are based on estimated amounts for the fiscal year ended December 31, 2019.
**

The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to [•]% of average daily net assets for Class R6 shares until [April 30, 2020]. The Adviser may not terminate this arrangement prior to [April 30, 2020] without the approval of the Fund’s Board of Trustees.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	[•]%	[•]%	[•]%	[•]%

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [•]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalized (“small cap”) and medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap and mid cap domestic growth companies that are expected to exhibit quality growth characteristics. For purposes of the Fund, the Adviser considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to small cap and mid cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell Midcap® Index.

The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of companies included in the index. As of [•], the Russell Midcap® Index included securities issued by companies that ranged in size between $[•] million and $[•] billion.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser evaluates the extent to which a company meets the quality growth criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (for example, this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or should grow through market share gains in its industry and (d) the company should have a strong management team.

PRINCIPAL RISKS:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of small cap and mid cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. The securities of small cap and mid cap companies may be more volatile and less liquid than securities of large capitalization companies. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell a security on short notice at a reasonable price. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Class R6 shares commenced operations on or about [•], 2019 and do not have a full calendar year of performance history. Performance information provided below is that of the Fund’s Class N and Class I shares, which are offered in a separate prospectus. Class R6 shares of the Fund would have similar annual returns as those of the Funds’ Class N and Class I shares because each share class is invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses. Because Class R6 shares have lower expenses than Class N and Class I shares, performance of Class R6 shares will be higher.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return ([•])% ([•])	Lowest Quarterly Return ([•])% ([•])

Average Annual Total Returns (For the periods ended December 31, 2018).    The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. Returns for Class R6 shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year		5 Years		10 Years
Class N Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions and Sale of Fund Shares	[	•]%	[	•]%	[	•]%

Class I Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%

Russell 2500TM Growth Index (reflects no deduction for fees, expenses or taxes)	[	•]%	[	•]%	[	•]%

MANAGEMENT:

Investment Adviser.    William Blair Investment Management, LLC is the investment adviser of the Fund.

Portfolio Manager(s).    Daniel Crowe, a Partner of the Adviser, and Robert C. Lanphier IV, a Partner of the Adviser, co-manage the Fund. Mr. Crowe has co-managed the Fund since 2015. Mr. Lanphier has co-managed the Fund since its inception in 2003.

PURCHASE AND SALE OF FUND SHARES:

Class R6 Share Purchase.    The minimum initial investment for an account is $1 million (or any lesser amount if, in William Blair’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $1 million). There is no minimum for subsequent purchases. There is no minimum initial investment for qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other similar accounts or plans whereby Class R6 shares are held through omnibus accounts (either at the plan level or the level of the plan administrator) and certain other accounts. The Distributor may make certain additional exceptions to the minimum initial investment amount in its discretion. Class R6 shares are only available to certain investors. See “Your Account—Class R6 Shares” for additional information on eligibility requirements and investment minimums applicable to purchasing Class R6 shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged investment plan. If you are investing through a tax-advantaged investment plan, withdrawals from the tax-advantaged investment plan may be subject to taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR SMALL-MID CAP VALUE FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small-Mid Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Class R6
Management Fee	1.00%
Distribution (Rule 12b-1) Fee	None
Other Expenses*	[•]%

Total Annual Fund Operating Expenses	[•]%
Fee Waiver and/or Expense Reimbursement**	[•]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[•]%

*	Class R6 shares commenced operations on or about [•], 2019. Other Expenses for Class R6 shares are based on estimated amounts for the fiscal year ended December 31, 2019.
**

The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to [•]% of average daily net assets for Class R6 shares until [April 30, 2020]. The Adviser may not terminate this arrangement prior to [April 30, 2020] without the approval of the Fund’s Board of Trustees.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$[•]	$[•]	$[•]	$[•]

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [•]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalized (“small cap”) and medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap and mid cap domestic companies that the Adviser believes offer a long-term investment value. For purposes of the Fund, the Adviser considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to small and mid cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell Midcap® Index.

The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of companies included in the index. As of [•]%, the Russell Midcap® Index included securities issued by companies that ranged in size between $[•]% million and $[•]% billion.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company’s current market value should reflect a material discount from the Adviser’s estimate of the company’s value, (b) the company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should have a reasonable expectation of improving its level of profitability, free cash flow, and return on invested capital over a three-year investment horizon, (d) the company should have a capable and skilled management team with a reasonable probability of successfully executing a clearly articulated and logical business strategy focused on creating shareholder value, (e) the company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices, and (f) there should be the likelihood that management will be able to successfully execute a corporate transformation with a focus on improving cash flow and returns within a three-year investment horizon.

PRINCIPAL RISKS:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of small cap and mid cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result. Different investment styles (e.g., value vs. growth, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. The securities of small cap and mid cap companies may be more volatile and less liquid than the securities of large capitalization companies. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell a security on short notice at a reasonable price. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider the Fund for the aggressive portion of your portfolio.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Class R6 shares commenced operations on or about [•], 2019 and do not have a full calendar year of performance history. Performance information provided below is that of the Fund’s Class N and Class I shares, which are offered in a separate prospectus. Class R6 shares of the Fund would have similar annual returns as those of the Funds’ Class N and Class I shares because each share class is invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses. Because Class R6 shares have lower expenses than Class N and Class I shares, performance of Class R6 shares will be higher.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class N shares.

Highest Quarterly Return ([•])% ([•])	Lowest Quarterly Return ([•])% ([•])

Average Annual Total Returns (For the periods ended December 31, 2018).    The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. Returns for Class R6 shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year		5 Years		Life of the Fund (since December 15, 2011)
Class N Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions and Sale of Fund Shares	[	•]%	[	•]%	[	•]%

Class I Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%

Russell 2500TM Value Index (reflects no deduction for fees, expenses or taxes)	[	•]%	[	•]%	[	•]%

MANAGEMENT:

Investment Adviser.     William Blair Investment Management, LLC is the investment adviser of the Fund.

Portfolio Manager(s).    Chad M. Kilmer, a Partner of the Adviser, Mark T. Leslie, a Partner of the Adviser, and David S. Mitchell, a Partner of the Adviser, co-manage the Fund. Mr. Kilmer has co-managed the Fund since its inception in 2011. Mr. Leslie has co-managed the Fund since its inception in 2011. Mr. Mitchell has co-managed the Fund since its inception in 2011.

PURCHASE AND SALE OF FUND SHARES:

Class R6 Share Purchase.     The minimum initial investment for an account is $1 million (or any lesser amount if, in William Blair’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $1 million). There is no minimum for subsequent purchases. There is no minimum initial investment for qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other similar accounts or plans whereby Class R6 shares are held through omnibus accounts (either at the plan level or the level of the plan administrator) and certain other accounts. The Distributor may make certain additional exceptions to the minimum initial investment amount in its discretion. Class R6 shares are only available to certain investors. See “Your Account—Class R6 Shares” for additional information on eligibility requirements and investment minimums applicable to purchasing Class R6 shares.

Sale.     Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:     The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged investment plan. If you are investing through a tax-advantaged investment plan, withdrawals from the tax-advantaged investment plan may be subject to taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:     If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR SMALL CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Class R6
Management Fee	1.10%
Distribution (Rule 12b-1) Fee	None
Other Expenses*	[•]%

Total Annual Fund Operating Expenses	[•]%
Fee Waiver and/or Expense Reimbursement**	[•]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[•]%

*	Class R6 shares commenced operations on or about [•], 2019. Other Expenses for Class R6 shares are based on estimated amounts for the fiscal year ended December 31, 2019.
**

The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to [•]% of average daily net assets for Class R6 shares until [April 30, 2020]. The Adviser may not terminate this arrangement prior to [April 30, 2020] without the approval of the Fund’s Board of Trustees.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$[•]	$[•]	$[•]	$[•]

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [•]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalized (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap domestic growth companies that are expected to exhibit quality growth characteristics. The Fund’s investments in small cap companies may include a significant weighting to micro-cap companies (i.e., those with market capitalizations of $500 million or less at the time of the Fund’s investment). For purposes of the Fund, the Adviser considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to small cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell 2000® Index.

The Russell 2000® Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The companies in the Russell 2000® Index are considered representative of small cap companies. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of [•]%, the Russell 2000® Index included securities issued by companies that ranged in size between $[•]% million and $[•]% billion.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser evaluates the extent to which a company meets the quality growth criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (for example, this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or should grow through market share gains in its industry and (d) the company should have a strong management team.

PRINCIPAL RISKS:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of small cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. The securities of small cap companies may be more volatile and less liquid than securities of larger capitalization companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell a security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $500 million or less). To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Class R6 shares commenced operations on or about [•], 2019 and do not have a full calendar year of performance history. Performance information provided below is that of the Fund’s Class N and Class I shares, which are offered in a separate prospectus. Class R6 shares of the Fund would have similar annual returns as those of the Funds’ Class N and Class I shares because each share class is invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses. Because Class R6 shares have lower expenses than Class N and Class I shares, performance of Class R6 shares will be higher.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return ([•])% ([•])	Lowest Quarterly Return ([•])% ([•])

Average Annual Total Returns (For the periods ended December 31, 2018).     The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. Returns for Class R6 shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year		5 Years		10 Years
Class N Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions and Sale of Fund Shares	[	•]%	[	•]%	[	•]%

Class I Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%

Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[	•]%	[	•]%	[	•]%

MANAGEMENT:

Investment Adviser.    William Blair Investment Management, LLC is the investment adviser of the Fund.

Portfolio Manager(s).    Michael P. Balkin, a Partner of the Adviser, and Ward D. Sexton, a Partner of the Adviser, co-manage the Fund. Mr. Balkin co-managed the Fund from its inception in 1999 until 2005 and has co-managed the Fund since 2008. Mr. Sexton has co-managed the Fund since 2016.

PURCHASE AND SALE OF FUND SHARES:

Class R6 Share Purchase.    The minimum initial investment for an account is $1 million (or any lesser amount if, in William Blair’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $1 million). There is no minimum for subsequent purchases. There is no minimum initial investment for qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other similar accounts or plans whereby Class R6 shares are held through omnibus accounts (either at the plan level or the level of the plan administrator) and certain other accounts. The Distributor may make certain additional exceptions to the minimum initial investment amount in its discretion. Class R6 shares are only available to certain investors. See “Your Account—Class R6 Shares” for additional information on eligibility requirements and investment minimums applicable to purchasing Class R6 shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged investment plan. If you are investing through a tax-advantaged investment plan, withdrawals from the tax-advantaged investment plan may be subject to taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR SMALL CAP VALUE FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Class R6
Management Fee	1.10%
Distribution (Rule 12b-1) Fee	None
Other Expenses*	[•]%

Total Annual Fund Operating Expenses	[•]%
Fee Waiver and/or Expense Reimbursement**	[•]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[•]%

*	Class R6 shares commenced operations on or about [•], 2019. Other Expenses for Class R6 shares are based on estimated amounts for the fiscal year ended December 31, 2019.
**

The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to [•]% of average daily net assets for Class R6 shares until [April 30, 2020]. The Adviser may not terminate this arrangement prior to [April 30, 2020] without the approval of the Fund’s Board of Trustees.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$[•]	$[•]	$[•]	$[•]

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [•]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalized (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap domestic companies that the Adviser believes offer a long-term investment value. For purposes of the Fund, the Adviser considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and value prospects similar to small cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell 2000® Value Index.

The Russell 2000® Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The companies in the Russell 2000® Index are considered representative of small cap companies. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of [•], the Russell 2000® Index included securities issued by companies that ranged in size between $[•] million and $[•] billion.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company’s current market value should reflect a material discount from the Adviser’s estimate of the company’s value, (b) the company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should have a reasonable expectation of improving its level of profitability, free cash flow, and return on invested capital over a three-year investment horizon, (d) the company should have a capable and skilled management team with a reasonable probability of successfully executing a clearly articulated and logical business strategy focused on creating shareholder value, (e) the company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices, and (f) there should be the likelihood that management will be able to successfully execute a corporate transformation with a focus on improving cash flow and returns within a three-year investment horizon.

PRINCIPAL RISKS:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of small cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result. Different investment styles (e.g., value vs. growth, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. The securities of small cap companies may be more volatile and less liquid than the securities of larger capitalization companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell a security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $500 million or less). To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Class R6 shares commenced operations on or about [•], 2019 and do not have a full calendar year of performance history. Performance information provided below is that of the Fund’s Class N and Class I shares, which are offered in a separate prospectus. Class R6 shares of the Fund would have similar annual returns as those of the Funds’ Class N and Class I shares because each share class is invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses. Because Class R6 shares have lower expenses than Class N and Class I shares, performance of Class R6 shares will be higher.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return ([•])% ([•])	Lowest Quarterly Return ([•])% ([•])

Average Annual Total Returns (For the periods ended December 31, 2018).    The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. Returns for Class R6 shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year		5 Years		10 Years
Class N Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions and Sale of Fund Shares	[	•]%	[	•]%	[	•]%

Class I Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%

Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	[	•]%	[	•]%	[	•]%

MANAGEMENT:

Investment Adviser.    William Blair Investment Management, LLC is the investment adviser of the Fund.

Portfolio Manager(s).    Chad M. Kilmer, a Partner of the Adviser, Mark T. Leslie, a Partner of the Adviser, and David S. Mitchell, a Partner of the Adviser, and Chad M. Kilmer, a Partner of the Adviser, co-manage the Fund. Mr. Kilmer has co-managed the Fund since 2006. Mr. Leslie has co-managed the Fund since 2005. Mr. Mitchell has managed or co-managed the Fund since its inception in 1996.

PURCHASE AND SALE OF FUND SHARES:

Class R6 Share Purchase.    The minimum initial investment for an account is $1 million (or any lesser amount if, in William Blair’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $1 million). There is no minimum for subsequent purchases. There is no minimum initial investment for qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other similar accounts or plans whereby Class R6 shares are held through omnibus accounts (either at the plan level or the level of the plan administrator) and certain other accounts. The Distributor may make certain additional exceptions to the minimum initial investment amount in its discretion. Class R6 shares are only available to certain investors. See “Your Account—Class R6 Shares” for additional information on eligibility requirements and investment minimums applicable to purchasing Class R6 shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged investment plan. If you are investing through a tax-advantaged investment plan, withdrawals from the tax-advantaged investment plan may be subject to taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR INTERNATIONAL DEVELOPED PLUS FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Developed Plus Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Class R6
Management Fee	0.90%
Distribution (Rule 12b-1) Fee	None
Other Expenses*	[•]%

Total Annual Fund Operating Expenses	[•]%
Fee Waiver and/or Expense Reimbursement**	[•]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[•]%

*	Class R6 shares commenced operations on or about [•], 2019. Other Expenses for Class R6 shares are based on estimated amounts for the fiscal year ended December 31, 2019.
**

The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to [•]% of average daily net assets for Class R6 shares until [April 30, 2020]. The Adviser may not terminate this arrangement prior to [April 30, 2020] without the approval of the Fund’s Board of Trustees.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$[•]	$[•]	$[•]	$[•]

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [•]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by foreign large capitalization (“large cap”) and medium capitalization (“mid cap”) companies that the Adviser believes have above-average growth, profitability and quality characteristics. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest up to 15% of its net assets in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. To a limited extent, the Fund may also invest in small capitalization (“small cap”) companies.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Adviser will vary the Fund’s sector and geographic diversification based upon the Adviser’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Adviser will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, less stringent regulation of securities markets and imposition of foreign withholding or other taxes. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks may be magnified in less-established, emerging markets. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. The securities of small cap and mid cap companies may be more volatile and less liquid than the securities of large cap companies. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell a security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country or geographic region, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country or geographic region. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Class R6 shares commenced operations on or about [•], 2019 and do not have a full calendar year of performance history. Performance information provided below is that of the Fund’s Class N and Class I shares, which are offered in a separate prospectus. Class R6 shares of the Fund would have similar annual returns as those of the Funds’ Class N and Class I shares because each share class is invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses. Because Class R6 shares have lower expenses than Class N and Class I shares, performance of Class R6 shares will be higher.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return ([•])% ([•])	Lowest Quarterly Return ([•])% ([•])

Average Annual Total Returns (For the periods ended December 31, 2018).    The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. Returns for Class R6 shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year		5 Years		10 Years
Class N Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions and Sale of Fund Shares	[	•]%	[	•]%	[	•]%

Class I Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%

MSCI World Ex-U.S. (net) (reflects no deduction for fees, expenses or taxes)	[	•]%	[	•]%	[	•]%

MANAGEMENT:

Investment Adviser.    William Blair Investment Management, LLC is the investment adviser of the Fund.

Portfolio Manager(s).    David Merjan, a Partner of the Adviser, and John C. Murphy, a Partner of the Adviser, co-manage the Fund. Mr. Merjan has managed or co-managed the Fund since 2008. Mr. Murphy has co-managed the Fund since 2014.

PURCHASE AND SALE OF FUND SHARES:

Class R6 Share Purchase.    The minimum initial investment for an account is $1 million (or any lesser amount if, in William Blair’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $1 million). There is no minimum for subsequent purchases. There is no minimum initial investment for qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other similar accounts or plans whereby Class R6 shares are held through omnibus accounts (either at the plan level or the level of the plan administrator) and certain other accounts. The Distributor may make certain additional exceptions to the minimum initial investment amount in its discretion. Class R6 shares are only available to certain investors. See “Your Account—Class R6 Shares” for additional information on eligibility requirements and investment minimums applicable to purchasing Class R6 shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged investment plan. If you are investing through a tax-advantaged investment plan, withdrawals from the tax-advantaged investment plan may be subject to taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR INTERNATIONAL GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Class R6
Management Fee	1.00%
Distribution (Rule 12b-1) Fee	None
Other Expenses*	[•]%

Total Annual Fund Operating Expenses	[•]%
Fee Waiver and/or Expense Reimbursement**	[•]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[•]%

*	Class R6 shares commenced operations on or about [•], 2019. Other Expenses for Class R6 shares are based on estimated amounts for the fiscal year ended December 31, 2019.
**

The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to [•]% of average daily net assets for Class R6 shares until [April 30, 2020]. The Adviser may not terminate this arrangement prior to [April 30, 2020] without the approval of the Fund’s Board of Trustees.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$[•]	$[•]	$[•]	$[•]

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [•]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes domiciled outside the U.S. that the Adviser believes have above-average growth, profitability and quality characteristics. The Adviser seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Adviser will vary the Fund’s sector and geographic diversification based upon the Adviser’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Adviser will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, less stringent regulation of securities markets and imposition of foreign withholding or other taxes. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks may be magnified in less-established, emerging markets. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. The securities of smaller capitalized companies may be more volatile and less liquid than the securities of large capitalization companies. In addition, smaller capitalized companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell a security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country or geographic region, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country or geographic region. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Class R6 shares commenced operations on or about [•], 2019 and do not have a full calendar year of performance history. Performance information provided below is that of the Fund’s Class N and Class I shares, which are offered in a separate prospectus. Class R6 shares of the Fund would have similar annual returns as those of the Funds’ Class N and Class I shares because each share class is invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses. Because Class R6 shares have lower expenses than Class N and Class I shares, performance of Class R6 shares will be higher.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return ([•])% ([•])	Lowest Quarterly Return ([•])% ([•])

Average Annual Total Returns (For the periods ended December 31, 2018).    The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. Returns for Class R6 shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year		5 Years		10 Years
Class N Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions and Sale of Fund Shares	[	•]%	[	•]%	[	•]%

Class I Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%

MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses or taxes)	[	•]%	[	•]%	[	•]%

MANAGEMENT:

Investment Adviser.    William Blair Investment Management, LLC is the investment adviser of the Fund.

Portfolio Manager(s).    Simon Fennell, a Partner of the Adviser, and Kenneth J. McAtamney, a Partner of the Adviser, co-manage the Fund. Mr. Fennell has co-managed the Fund since 2013. Mr. McAtamney has co-managed the Fund since 2017.

PURCHASE AND SALE OF FUND SHARES:

Class R6 Share Purchase.    The Fund is closed to new investors. Shares are only available to certain investors. In certain circumstances, existing shareholders of Class N or Class I shares of the Fund (which are offered in a separate prospectus) may be able to open a new Fund account for Class R6 shares. See “Your Account—International Growth Fund” for information on eligibility requirements applicable to purchasing shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged investment plan. If you are investing through a tax-advantaged investment plan, withdrawals from the tax-advantaged investment plan may be subject to taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR INCOME FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Income Fund seeks a high level of current income with relative stability of principal.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Class R6
Management Fee	0.38%
Distribution (Rule 12b-1) Fee	None
Other Expenses*	[•]%

Total Annual Fund Operating Expenses	[•]%
Fee Waiver and/or Expense Reimbursement**	[•]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[•]%

*	Class R6 shares commenced operations on or about [•], 2019. Other Expenses for Class R6 shares are based on estimated amounts for the fiscal year ended December 31, 2019.
**

The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to [•]% of average daily net assets for Class R6 shares until [April 30, 2020]. The Adviser may not terminate this arrangement prior to [April 30, 2020] without the approval of the Fund’s Board of Trustees.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$[•]	$[•]	$[•]	$[•]

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [•]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    As a matter of fundamental policy, under normal market conditions, the Fund invests at least 90% of its total assets in the following: (a) U.S. dollar-denominated corporate debt securities (domestic or foreign) with long-term ratings of “A –” or better, or an equivalent rating, by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Rating Organizations”); (b) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (c) collateralized obligations, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities (the Fund may invest in collateralized obligations that are not guaranteed by a U.S. Government agency or instrumentality only if the collateralized obligations are rated “A –” or better, or an equivalent rating, by one of the Rating Organizations); and (d) commercial paper obligations rated within the highest grade by one of the Rating Organizations. The Fund may also invest in Rule 144A securities.

The Adviser seeks to outperform the Bloomberg Barclays Intermediate Government/Credit Bond Index through an actively managed diversified portfolio of debt securities. The Adviser’s investment philosophy emphasizes shifts in the Fund’s portfolio among various sectors of the debt market, subject to the Fund’s credit quality constraints for its portfolio. The Adviser also actively manages the Fund based upon the average duration and yield to maturity of the Fund’s portfolio and the Adviser’s perceived trends in interest rates.

The anticipated dollar-weighted average maturity of the Fund is three to seven years. The anticipated weighted average modified duration for the Fund is two to five years, with a maximum duration on any instrument of nine years. The Fund will not continue to hold a security whose duration has moved above nine years. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, a portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. Modified duration adjusts duration to take into account the yield to maturity and the number of coupons received each year. For purposes of calculating duration, instruments allowing prepayment will be assigned a prepayment schedule by the Adviser based upon industry experience.

Up to 10% of the Fund’s total assets may be invested in debt securities that at the time of purchase are rated lower than “A –” but at least “BBB –” (or its equivalent) by at least one of the Rating Organizations by which such securities are rated, so long as the Fund does not invest more than 3% of its total net assets in securities of any single issuer whose securities are rated “BBB –”. Securities that are downgraded below “BBB –” (or its equivalent) after purchase may continue to be held in the Fund.

PRINCIPAL RISKS:    The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make interest payments or payment at maturity. The Fund’s investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the United States and may differ in the degree of support provided by the U.S. Government. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease in a rising interest rate environment. As of the date of this Prospectus, interest rates have seen recent increases and such increases may continue. The negative impact on fixed income securities from rising interest rates could be swift and significant and negatively impact the Fund’s net asset value. Investments with longer maturities or durations, which typically provide higher yields than securities with shorter maturities or durations, may subject the Fund to increased price changes resulting from interest rate changes. A rising interest rate environment may also result in periods of increased redemptions from fixed income funds and increased supply in the market due to selling activity to meet redemptions. If the Fund has to liquidate portfolio securities to meet redemptions in such an environment, it may have to do so at disadvantageous times and prices, which could negatively impact the Fund’s net asset value. It may not be possible to sell or otherwise dispose of certain securities, including any illiquid securities, both at the price and within a time period deemed desirable by the Fund. Rule 144A securities are not registered for resale in the general securities market and may be classified as illiquid. Although considered to be investment grade, debt securities rated “BBB” may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade debt securities. Debt securities rated below “BBB –” (or its equivalent) are commonly referred to as “high-yield” or “junk” bonds, are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be very volatile, and these securities are often less liquid than investment grade debt securities. The Fund’s investments in collateralized mortgage obligations are subject to prepayment and extension risk. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Slower prepayments during periods of rising interest rates may increase the duration of the Fund’s mortgage-backed securities and asset-backed securities and reduce their value. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be magnified in emerging markets countries. In certain circumstances, portfolio securities may be valued using techniques other than market quotations, including using fair value pricing. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). The Fund is not intended to be a complete investment program.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Class R6 shares commenced operations on or about [•], 2019 and do not have a full calendar year of performance history. Performance information provided below is that of the Fund’s Class N and Class I shares, which are offered in a separate prospectus. Class R6 shares of the Fund would have similar annual returns as those of the Funds’ Class N and Class I shares because each share class is invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses. Because Class R6 shares have lower expenses than Class N and Class I shares, performance of Class R6 shares will be higher.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return ([•])% ([•])	Lowest Quarterly Return ([•])% ([•])

Average Annual Total Returns (For the periods ended December 31, 2018).    The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. Returns for Class R6 shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year		5 Years		10 Years
Class N Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions	[	•]%	[	•]%	[	•]%
Return After Taxes on Distributions and Sale of Fund Shares	[	•]%	[	•]%	[	•]%

Class I Shares
Return Before Taxes	[	•]%	[	•]%	[	•]%

Bloomberg Barclays Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	[	•]%	[	•]%	[	•]%

For current yield information see:https://www.williamblairfunds.com/funds_and_performance/share_class_n/total_returns.fs

MANAGEMENT:

Investment Adviser.    William Blair Investment Management, LLC is the investment adviser of the Fund.

Portfolio Manager(s).    Christopher T. Vincent, a Partner of the Adviser, manages the Fund. Mr. Vincent has managed or co-managed the Fund since 2002.

PURCHASE AND SALE OF FUND SHARES:

Class R6 Share Purchase.    The minimum initial investment for an account is $1 million (or any lesser amount if, in William Blair’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $1 million). There is no minimum for subsequent purchases. There is no minimum initial investment for qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other similar accounts or plans whereby Class R6 shares are held through omnibus accounts (either at the plan level or the level of the plan administrator) and certain other accounts. The Distributor may make certain additional exceptions to the minimum initial investment amount in its discretion. Class R6 shares are only available to certain investors. See “Your Account—Class R6 Shares” for additional information on eligibility requirements and investment minimums applicable to purchasing Class R6 shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged investment plan. If you are investing through a tax-advantaged investment plan, withdrawals from the tax-advantaged investment plan may be subject to taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION REGARDING INVESTMENT OBJECTIVES AND STRATEGIES

Investment Objectives and Strategies

The Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund, the Small-Mid Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the International Developed Plus Fund, and the International Growth Fund each seek long-term capital appreciation.

The Income Fund seeks a high level of current income with relative stability of principal.

The Summary Sections describe each Fund’s principal investment policies and strategies intended to achieve each Fund’s investment objective. The investment types detailed in each Fund’s Summary Section are further described in the Investment Glossary included in this prospectus and in the Statement of Additional Information. For each Fund with an 80% investment policy, the Fund will provide shareholders with at least 60 days’ notice of any changes to its 80% investment policy.

Forward Foreign Currency Transactions.    The International Developed Plus Fund and the International Growth Fund may engage in forward foreign currency contracts as an attempt to hedge against changes in foreign currency exchange rates affecting the values of securities that the Fund holds or intends to purchase. A forward foreign currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. A Fund will not engage in forward currency contracts in which the specified future date is more than one year from the time of entering into the contract. A Fund will not enter into a forward currency contract if such contract would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s securities or other assets denominated in that currency.

Futures, Options and Swaps.    The Income Fund may use futures, options and swaps to hedge against movements in interest rates and credit spreads and to manage duration. Specifically, the Fund may purchase or sell futures contracts on U.S. Treasury securities, buy options on futures and enter into credit default swaps on a credit default swap index.

Mortgage-Backed TBAs.    The Income Fund may purchase and sell mortgage-backed to-be-announced (TBA) securities to hedge against movements in interest rates and for risk management purposes.

The Investment Glossary included in this prospectus and the Statement of Additional Information contain additional information regarding the investment types described above.

Temporary Defensive Position.    Each Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Adviser, investments in a Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. For temporary defensive purposes, a Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. When a Fund is invested defensively, it may not meet its investment objective.

Portfolio Turnover.    No Fund intends to trade portfolio securities for the purpose of realizing short-term profits. However, each Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. The [•] Funds each had a portfolio turnover rate at or higher than 100% for the year ended December 31, 2018. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by a Fund. In addition, a Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors that may be greater than those made by other funds with lower portfolio turnover rates. Tax and transaction costs may lower a Fund’s effective return for investors.

Portfolio Holdings.    A description on the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Statement of Additional Information.

Additional Information About the Funds.    Each Fund is a series of William Blair Funds, an open-end management investment company. The Adviser provides management and investment advisory services to the Funds. This prospectus doesn’t tell you about every policy or risk of investing in each Fund. If you want more information on each Fund’s allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

PRINCIPAL RISKS

The following table summarizes the types of principal risks described below that each Fund may experience.

U.S. and Global/International Equity Funds

	Market	Style	Smaller Company	Liquidity	Focus	Valuation	Share Ownership Concentration
Growth Fund	✓	✓	✓	✓	✓		✓
Large Cap Growth Fund	✓	✓		✓	✓		✓
Mid Cap Growth Fund	✓	✓	✓	✓	✓		✓
Small-Mid Cap Growth Fund	✓	✓	✓	✓	✓		✓
Small-Mid Cap Value Fund	✓	✓	✓	✓	✓		✓
Small Cap Growth Fund	✓	✓	✓	✓	✓		✓
Small Cap Value Fund	✓	✓	✓	✓	✓		✓
International Developed Plus Fund	✓	✓	✓	✓	✓	✓	✓
International Growth Fund	✓	✓	✓	✓	✓	✓	✓

	Foreign Investment	Emerging Markets	Geographic	Geopolitical Risk	Derivatives	Operating Expenses	Operational and Technology
Growth Fund				✓			✓
Large Cap Growth Fund				✓			✓
Mid Cap Growth Fund				✓			✓
Small-Mid Cap Growth Fund				✓			✓
Small-Mid Cap Value Fund				✓			✓
Small Cap Growth Fund				✓			✓
Small Cap Value Fund				✓			✓
International Developed Plus Fund	✓	✓	✓	✓	✓	✓	✓
International Growth Fund	✓	✓	✓	✓	✓	✓	✓

Fixed-Income Funds

	Market	Liquidity	Focus	Valuation	Share Ownership Concentration	Foreign Investment	Emerging Markets	Geopolitical Risk
Income Fund	✓	✓	✓	✓	✓	✓	✓	✓

	Derivatives	Interest Rate	Credit	Mortgage Backed/Asset Backed Securities	Income	Credit Default Swap	Mortgage-Backed To-Be-Announced (TBA) Securities	Operational and Technology
Income Fund	✓	✓	✓	✓	✓	✓	✓	✓

Equity Funds General.    Because each equity Fund invests substantially all of its assets in equity securities, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, a Fund’s share price may also decrease. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result.

Market Risk.    The value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Style Risk.    Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for a Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

Smaller Company Risk.    Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, each of the Funds that invest in small cap stocks may invest in the equity securities of very small cap companies, often referred to as “micro-cap” companies. For purposes of the Funds, “micro-cap” companies are those with market capitalizations of $500 million or less at the time of a Fund’s investment. The considerations noted above are generally intensified for these investments. Any convertible debentures issued by small cap companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

Liquidity Risk.    Investments that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by a Fund. Securities subject to liquidity risk in which a Fund may invest include emerging market securities, stocks of smaller companies, private placements, Rule 144A securities, below investment grade securities and other securities without an established market.

For the Fixed Income Funds, liquidity risk may be magnified in a rising interest rate environment if redemptions from fixed income funds increase. Increased redemptions from fixed income funds may result in increased supply in the market due to selling activity to meet redemptions. If a Fund has to liquidate portfolio securities to meet redemptions in such an environment, it may have to do so at disadvantageous times and prices, which could negatively impact the Fund’s net asset value. If dealer capacity in fixed income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

Focus Risk.    To the extent that a Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Valuation Risk.    In certain circumstances, portfolio securities may be valued using techniques other than market quotations, including using fair value pricing. Portfolio securities that are valued using such techniques may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund could incur a loss because a portfolio security is sold for a lower value than its established value.

Share Ownership Concentration Risk.    To the extent that a significant portion of a Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). In addition, separate accounts managed by the Adviser may invest in a Fund and, therefore, the Adviser at times may have discretionary authority over a significant portion of the assets of a Fund. In such instances, the Adviser’s decision to make changes or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance.

Foreign Investment Risk.    The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, share registration and custody, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding and other taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect a Fund’s investments. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in certain foreign markets generally is longer than for domestic markets.

Foreign securities held by a Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held by a Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Emerging Markets Risk.    Foreign investment risk is typically magnified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Political, social and economic structures in many emerging market countries may be less established than in developed countries and may change rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. Unanticipated political, social or economic developments may affect the values of a Fund’s investments in emerging market countries and the availability to a Fund of additional investments in these countries.

The currencies of certain emerging market countries have from time to time experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

The small size, limited trading volume and relative inexperience of the financial markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The system of share registration and custody in some emerging market countries may create certain risks of loss (including in some cases the risk of total loss) and a Fund may be required to establish special custodial or other arrangements before making investments in these countries. There is an increased risk of uninsured loss due to lost, stolen or counterfeit stock certificates or unauthorized trading, or other fraudulent activity.

Prior governmental approval of non-domestic investments may be required and foreign investment in domestic companies may be subject to limitation in some emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

The economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Geographic Risk.    Although the Funds investing primarily in foreign securities currently intend to maintain geographic diversification, the Funds have the flexibility to invest no more than 50% of their equity holdings in securities of issuers in any one country. To the extent that a Fund invests a significant portion of its assets in any one country or geographic region, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries or geographic regions in which it invests. Investing in any one country or geographic region makes a Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country or geographic region.

Geopolitical Risk.    Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets and thereby decrease the value of a Fund’s investments. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. In June 2016, the United Kingdom (the “UK”) approved a referendum to leave the European Union (the “EU”), commonly referred to as “Brexit,” which caused a sharp depreciation of the British pound. In March 2017, the UK invoked Article 50 of the Treaty of Lisbon in order to begin the two-year (or longer) process of negotiating the UK’s withdrawal from the EU. Uncertainty as to the outcome of this process and the consequences of Brexit could result in economic, market, and currency instability and volatility in Europe and worldwide. Additional members of the EU could pursue similar procedures to withdraw from the EU, increasing the risk of such instability and volatility.

During such market disruptions, a Fund’s exposure to the risks described elsewhere in this Prospectus will likely increase. Market disruptions can also prevent a Fund from implementing its investment strategies for a period of time and achieving its investment objective. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause a Fund’s derivatives counterparties to discontinue offering derivatives on some underlying securities, reference rates, or indices, or to offer them on a more limited basis.

Derivatives Risk.    Investing in derivatives involves investment techniques and risks different from those associated with ordinary mutual fund securities transactions and may involve increased transaction costs. The Fund’s investment in derivatives may rise or fall more rapidly in value than other investments and may reduce the Fund’s returns. Changes in the value of the derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. Derivatives also may be subject to certain other risks such as leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, management risk and the risk of mispricing or improper valuation.

Derivatives also may not behave as anticipated by the Fund, especially in abnormal market conditions. The use of derivatives may increase the volatility of the Fund’s net asset value. Derivatives may be leveraged such that a small investment in derivative securities can have a significant impact on the Fund’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain. It may be difficult or impossible for the Fund to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Fund. In addition, the possible lack of a liquid secondary market for certain derivatives and the resulting inability of the Fund to sell or otherwise close-out a derivatives position could expose the Fund to losses and could make such derivatives more difficult for the Fund to value accurately. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. The Fund also could suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Fund also may be exposed to losses if the counterparty in the transaction does not fulfill its contractual obligation. In addition, derivatives traded over-the-counter (“OTC derivatives”) do not benefit from the protections provided by exchanges in the event that a counterparty is unable to fulfill its contractual obligation. Such OTC derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative should generally be offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that the Fund’s hedging transactions will be effective. Also, suitable derivative transactions may not be available in all circumstances. Derivatives are subject to fees and other costs which are not reflected in the Annual Fund Operating Expenses table.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange-traded derivatives are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC derivatives are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Operating Expenses.    The Funds investing primarily in foreign securities are expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. securities because expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. The Funds sell and redeem shares in U.S. dollars and there are costs associated with converting holdings in foreign currencies to U.S. dollars. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see “Your Account—Federal Income Taxes.”)

Interest Rate Risk.    Normally, the values of fixed-income securities vary inversely with changes in prevailing interest rates. The value of a Fund’s fixed-income securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer maturities or durations held by a Fund are generally more sensitive to interest rate changes. As such, securities with longer maturities or durations are usually more volatile than those with shorter maturities or durations. A Fund’s investment in variable rate securities will generally be less sensitive to interest rate changes, but such securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. As of the date of this Prospectus, interest rates have seen recent increases and such increases may continue. The negative impact on fixed income securities from rising interest rates could be swift and significant and negatively impact the Fund’s net asset value.

Credit Risk.    The value of a Fund’s securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. Obligations that are unrated are not necessarily of lower quality than those that are rated, but may be less marketable. Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which a Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the issuer itself. While the U.S. Government may provide financial support to such agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

A Fund’s investments in below investment grade securities (e.g., “high yield” or “junk bonds”) may have additional credit risk. Securities rated below BBB by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default. For a description of ratings, see Appendix B in the Statement of Additional Information.

Mortgage-Backed/Asset-Backed Securities Risk.    The value of a Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and may reduce its value. When interest rates decline, property owners may prepay their mortgages more quickly than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund’s investments in other asset-backed securities are subject to similar extension and prepayment risks as those described above for mortgage-backed securities.

Income Risk.    Income risk is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. A Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time.

Credit Default Swap Risk.    Credit default swaps are subject to the credit risk of the underlying reference obligation and to counterparty credit risk. If the counterparty fails to meet its obligations, a Fund may lose money. Credit default swaps are also subject to the risk that the Adviser will not properly assess the risk of the underlying reference obligation. If a Fund is selling credit protection, there is a risk that a credit event will occur and that a Fund will have to pay the counterparty. If a Fund is buying credit protection, there is a risk that no credit event will occur and a Fund will receive no benefit for the premium paid. Credit default swaps may be difficult to value and may have the effect of leverage on a Fund.

Mortgage-Backed To-Be-Announced (TBA) Securities Risk.    To the extent a Fund purchases or sells mortgage-backed to-be-announced (TBA) securities, a Fund is subject to the risk that the counterparty may fail to consummate the transaction, which could cause a Fund to miss the opportunity to obtain a price or yield considered to be advantageous. Mortgage-backed TBAs may also have a leverage-like effect on a Fund and may cause a Fund to be more volatile. To the extent a Fund “rolls over” mortgage-backed TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.

Operational and Technology Risk.    Cyber-attacks, disruptions, or failures that affect a Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of a Fund’s service providers or counterparties, issuers of securities held by the Fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct a Fund’s operations.

Cyber-attacks, disruptions, or failures may adversely affect a Fund and its shareholders or cause reputational damage and subject a Fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, a Fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate a Fund’s NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by a Fund, which could have material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

While a Fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyberattacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as Fund counterparties, issuers of securities held by a Fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, a Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers of securities held by the Fund, or other market participants.

MANAGEMENT OF THE FUNDS

Trustees, Officers and Adviser.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include overseeing the business affairs of the Trust, monitoring investment activities and practices and considering other matters concerning the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. Subject to the oversight of the Board of Trustees, William Blair Investment Management, LLC (the “Adviser” or “WBIM”), 150 North Riverside Plaza, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Funds, including making decisions regarding Fund portfolio transactions, pursuant to a management agreement (the “Management Agreement”). The Statement of Additional Information includes information on brokerage commissions paid by the Funds in 2018, including amounts directed to third parties to pay for third party research. William Blair & Company, L.L.C. is the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor” or “WBC”). WBIM and WBC are collectively referred to herein as “William Blair.”

William Blair was founded over 80 years ago by William McCormick Blair. As of [•], William Blair had over [•] employees including approximately [•] partners. WBIM oversees the assets of the Trust, along with corporate pension plans, endowments and foundations. As of [•], WBIM managed over $[•] billion in equities, fixed-income securities, derivatives and cash equivalents.

The Adviser firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of [•] portfolio managers, supported by a team of analysts. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940.

For the fiscal year ended December 31, 2018, each Fund paid the Adviser a contractual management fee equal to the percentage of the Fund’s average daily net assets shown below:

Fund	Fee as a % of Average Daily Net Assets
Growth Fund	[	•]%
Large Cap Growth Fund	[	•]%
Mid Cap Growth Fund	[	•]%
Small-Mid Cap Growth Fund	[	•]%
Small-Mid Cap Value Fund	[	•]%
Small Cap Growth Fund	[	•]%
Small Cap Value Fund	[	•]%
International Developed Plus Fund	[	•]%(1)
International Growth Fund	[	•]%(2)
Income Fund	[	•]%(3)

(1)

Effective May 1, 2018, the management fee rate payable by the International Developed Plus Fund is 0.90% of the Fund’s average daily net assets. Prior to May 1, 2018, the International Developed Plus Fund paid a management fee at a rate of 1.00% of the first $250 million of the Fund’s average daily net assets; plus 0.90% of the Fund’s average daily net assets over $250 million

(2)

The International Growth Fund paid a management fee at a rate of 1.10% of the first $250 million of the Fund’s average daily net assets; plus 1.00% of the next $2.25 billion of the Fund’s average daily net assets; plus 0.975% of the next $2.5 billion of the Fund’s average daily net assets; plus 0.95% of the next $5 billion of the Fund’s average daily net assets; plus 0.925% of the next $5 billion of the Fund’s average daily net assets; plus 0.90% of the Fund’s average daily net assets over $15 billion.

(3)

The Income Fund paid a management fee at a rate of 0.25% of the first $250 million of the Fund’s average daily net assets; plus 0.20% of the Fund’s average daily net assets over $250 million; plus 5% of the gross income earned by the Fund.

Expense Waivers.    The Adviser has entered into a contractual agreement with each Fund listed below to waive fees and/or reimburse expenses, if necessary, in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to the levels reflected in the table below until [April 30, 2020]. The agreement terminates upon the earlier of [April 30, 2020] or the termination of the Management Agreement.

Class R6
Growth Fund	[	•]%
Large Cap Growth Fund	[	•]%
Mid Cap Growth Fund	[	•]%
Small-Mid Cap Growth Fund	[	•]%
Small-Mid Cap Value Fund	[	•]%
Small Cap Growth Fund	[	•]%
Small Cap Value Fund	[	•]%
International Developed Plus Fund	[	•]%
International Growth Fund	[	•]%
Income Fund	[	•]%

Because of the expense limitation agreement, each Fund may pay the Adviser less than the contractual management fee.

Board Considerations of Management Agreement.    The Semi-Annual Report for the period ending June 30, 2019 will contain a discussion regarding the factors the Board of Trustees considered for the renewal of the Management Agreement for each Fund.

Additional Information.    The Trust enters into contractual arrangements with various parties, including, among others, each Fund’s investment adviser, custodian, transfer agent, accountants and distributor, who provide services to each Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. Each Fund may make changes to this information from time to time. Neither this Prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or any Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Portfolio Management.    Additional information is provided below on each Fund’s portfolio manager(s) identified in the Summary section. The Statement of Additional Information provides additional information about the portfolio managers including the structure of their compensation, other accounts they manage and their ownership of securities in the Funds.

For each Fund that is managed by a portfolio management team, each member of the portfolio management team has equal responsibility for the Fund’s investment strategy, asset allocation, portfolio construction and security selection. All portfolio managers are supported by a team of research analysts.

Michael P. Balkin, a Partner of William Blair Investment Management, LLC, has co-managed the Small Cap Growth Fund from its inception in 1999 until 2005 and has co-managed the Fund since 2008. He returned to

William Blair in 2008 after spending three years (2005-2008) as a partner with Magnetar Capital and as the Chief Investment Officer of Magnetar Investment Management. Prior to joining Magnetar in 2005, he spent fifteen years (1990-2005) with William Blair in various positions, including serving as a co-manager of the Small Cap Growth Fund from its inception in 1999 to 2005. Education: B.A., Northwestern University.

Daniel Crowe, a Partner of William Blair Investment Management, LLC, has co-managed the Mid Cap Growth Fund and the Small-Mid Cap Growth Fund since 2015. He joined William Blair as a research analyst in 2011. Prior to joining William Blair, he was a midcap portfolio manager at Pyramis Global Advisors, and prior to that he was a portfolio manager and analyst at The Boston Company/Founders Asset Management. He began his career as a generalist analyst at Marsico Capital Management. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.S., Mechanical Engineering, University of Illinois at Urbana-Champaign.

Simon Fennell, a Partner of William Blair Investment Management, LLC, has co-managed the International Growth Fund since 2013, along with associated separate accounts and commingled fund portfolios. He joined William Blair in 2011 as a research analyst, also focusing on idea generation and strategy more broadly. Prior to joining William Blair, he was a Managing Director in the Equities division at Goldman Sachs in London and Boston, where he was responsible for institutional, equity research coverage for European and International stocks. Previously, he was in the Corporate Finance Group at Lehman Brothers in London and Hong Kong, working in the M&A and Debt Capital Markets Groups. Education: M.A., University of Edinburgh; M.B.A., Johnson Graduate School of Management, Cornell University.

David C. Fording, a Partner of William Blair Investment Management, LLC, has managed or co-managed the Growth Fund since 2006. He joined William Blair in November of 2005 as a co-portfolio manager of William Blair’s Institutional All Cap Growth strategy. He joined William Blair from TIAA-CREF Investment Management, Inc. where he spent ten years, most recently as a co-portfolio manager of the TIAA-CREF Mid Cap Growth Fund Team (from 2003 to 2005). Previously, he was an equity analyst for TIAA-CREF responsible for covering media and entertainment stocks on a global basis. He was also a member of TIAA-CREF’s Large Cap Growth portfolio management team from 1997 to 1999. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., Tufts University; M.B.A., Stern School of Business, New York University.

James S. Golan, a Partner with William Blair Investment Management, LLC, has co-managed the Large Cap Growth Fund since 2005. He joined William Blair in 2000 as a research analyst. In 2005, he joined the Institutional Large Cap Growth Team as a co-portfolio manager. Previously, he was a research analyst with Citigroup Global Asset Management and Scudder Kemper Investments. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., DePauw University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Chad M. Kilmer, a Partner with William Blair Investment Management, LLC, has co-managed the Small Cap Value Fund since 2006 and the Small-Mid Cap Value Fund since its inception in 2011. He joined William Blair in 2006. Prior to joining William Blair, he was employed by US Bancorp Asset Management from 2004 to 2006 in various capacities, including as the manager of the First American Funds Small Cap Value Fund, managing institutional separate portfolios, and buy-side research. Previously, he was an investment analyst at Gabelli Woodland Partners, a subsidiary of Gabelli Asset Management. He has the Chartered Financial Analyst and Certified Public Accountant designations and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.S.B., University of Minnesota; M.B.A., Yale University School of Management.

Robert C. Lanphier IV, a Partner of William Blair Investment Management, LLC, has co-managed the Mid Cap Growth Fund since its inception in 2006 and the Small-Mid Cap Growth Fund since its inception in 2003. He began with William Blair in December 1987 as an associate in the Institutional Sales Department. In January 1996, he became a portfolio manager. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Mark T. Leslie, a Partner of William Blair Investment Management, LLC, has co-managed the Small Cap Value Fund since 2005 and the Small-Mid Cap Value Fund since its inception in 2011. He has been with William Blair since 2005. Prior to joining William Blair, he was employed by US Bancorp Asset Management from 1997 to 2005 in various capacities, including the manager of the First American Funds Small Cap Value Fund and First American Funds Mid Cap Value Fund and managing institutional portfolios. He began his career in the financial industry in 1990 and started portfolio management in 1998. Previously, he was a research analyst at Dain Bosworth and an investment associate at Investment Advisers Inc. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.S., Business Administration, University of New Hampshire.

Kenneth J. McAtamney, a Partner of William Blair Investment Management, LLC, has co-managed the International Growth Fund since 2017, along with associated separate account and commingled fund portfolios. He joined William Blair in 2005 as an international stock analyst. From 1997 to 2005, he was with Goldman Sachs in various capacities, including as a Vice President representing both International and Domestic Equities. Education: B.A., Finance, Michigan State University; M.B.A., Indiana University.

David Merjan, a Partner of William Blair Investment Management, LLC, has managed or co-managed the International Developed Plus Fund since 2008. He joined William Blair’s Investment Management Department in 1998 as an international stock analyst. In addition to co-managing the International Developed Plus Fund and associated separate account portfolios, he is the portfolio manager for the William Blair International ADR Growth strategy. From 1986 until 1998, he was with Hughes Electronics in Los Angeles in various capacities, including the Corporate Treasury department where he focused on international mergers and acquisitions and managed corporate currency and interest rate portfolios, as well as in the pension management subsidiary of Hughes where he managed an international equity fund. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Dickinson College; M.I.M., American Graduate School of International Management.

David S. Mitchell, a Partner of William Blair Investment Management, LLC, has managed or co-managed the Small Cap Value Fund since its inception in 1996 and has co-managed the Small-Mid Cap Value Fund since its inception in 2011. He joined William Blair in 1996 as a small cap value portfolio manager. He was a Partner in the U.S. Equity Group at Brinson Partners, Inc. and a member of the Post-Venture Portfolio management team until 1996. Previously, he was co-manager of Thomas Paine Investors, LP, a private fund that invested in small cap stocks, after working as a Senior Equity Analyst on NBD’s Woodward Opportunity Fund. He was an equity analyst and portfolio manager at Connecticut National Bank and, prior to graduate studies, an equity trader and money market portfolio manager. For more than a decade, he served as a director at Reading in Motion, which partners with teachers to improve urban children’s language arts and learning skills through the arts. He is also a member of the Knox College investment committee. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., Knox College; M.B.A., Northwestern University Kellogg Graduate School of Management.

John C. Murphy, a Partner of William Blair Investment Management, LLC, has co-managed the International Developed Plus Fund since 2014, along with associated separate account portfolios. Mr. Murphy was previously the Global Consumer sector team leader, and was responsible for conducting research on large-mid cap non-U.S. Consumer stocks. Mr. Murphy was a Research Analyst within William Blair’s sell-side Research Department focusing on e-commerce and hardline retailers prior to joining the International team. Prior to joining William Blair in 2005, Mr. Murphy worked at Credit Suisse First Boston for nearly six years as an equity research analyst covering a broad range of retail companies. Before working at Credit Suisse First Boston, Mr. Murphy worked as an equity research analyst at Lehman Brothers and as an equity research associate at Salomon Brothers. Prior to sell-side research, he worked as a financial analyst for General Electric Capital, having graduated from GE’s

Financial Management Program. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., Villanova University, magna cum laude.

David P. Ricci, a Partner of William Blair Investment Management, LLC, has co-managed the Large Cap Growth Fund since 2011. He has been with William Blair since February 1994 when he started as a research analyst for the Consumer/Retail sell-side research effort at William Blair. He was made group head in June 2001. Previously, he was with Procter & Gamble, Melville, and spent 2 1/2 years as a strategy consultant at Bain & Company. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: Sc.B., Brown University, magna cum laude; M.B.A., Harvard Business School.

Ward D. Sexton, a Partner of William Blair Investment Management, LLC, has co-managed the Small Cap Growth Fund since 2016. In 2001, he joined the Fund’s investment team as a research analyst and covered Resources Financials and Consumer companies at various points during his time as an analyst. He joined William Blair in 1999 and worked in the firm’s corporate finance group for two years. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.S., Finance with honors, University of Illinois Urbana-Champaign; M.B.A., high honors, University of Chicago Booth School of Business.

Christopher T. Vincent, a Partner of William Blair Investment Management, LLC, has managed or co-managed the Income Fund since 2002. Mr. Vincent oversees the fixed-income team at William Blair. He joined William Blair in 2002. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that, he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed-income investments for the company’s benefit plans. He has the Chartered Financial Analyst designation and is a member of the CFA Society of Chicago and the CFA Institute. Education: B.S., University of Missouri; M.B.A., Saint Louis University.

Custodian.    The Custodian for the Funds is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of each Fund’s net asset value.

Transfer Agent and Dividend Paying Agent.    The Transfer Agent and Dividend Paying Agent is DST Asset Manager Solutions, Inc. (“DST”) (formerly Boston Financial Data Services, Inc.), 2000 Crown Colony Drive, Quincy, Massachusetts 02169.

YOUR ACCOUNT

CLASS R6 SHARES

Class R6 shares are offered to investors who acquire the shares directly through the Distributor or through those financial intermediaries with whom the Distributor has entered into written agreements specifically authorizing them to sell Class R6 shares.

Class R6 shares are offered to the following investors, provided that neither these investors nor their intermediaries require a Fund to make any type of servicing or administrative payments with respect to Class R6 shares:

•

qualified institutional retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby Class R6 shares are held through omnibus accounts (either at the plan level or the level of the plan administrator)

•	non-qualified deferred compensation plans (either at the plan level or the level of the plan administrator)

•	tax-exempt retirement plans (e.g., Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of William Blair and its affiliates and rollover accounts from those plans

•	Trustees of the Trust and partners and employees of William Blair and their families purchasing directly from the Distributor

•	other investment companies

•	other institutional investors

•	investors who invest through fee-based advisory or brokerage programs of financial intermediaries that hold such shares through an omnibus account at the Fund; and

•	certain asset-based fee advisory clients of William Blair & Company, L.L.C.

Class R6 shares are not available to retail taxable or tax-advantaged accounts seeking to invest directly in the Funds outside of an omnibus account maintained by an intermediary, except as noted above. To the extent a shareholder or group of shareholders (either directly or through an intermediary) are not listed in the above categories but they held Institutional Class shares of a Fund prior to May 1, 2019, such investors shall be entitled to continue to invest in Class R6 shares of that Fund. The Funds will consider requests by holders of Class I shares to convert such shares to Class R6 shares on a case by case basis, provided eligibility requirements and relevant minimums are met.

Minimum Investments.    The minimum initial investment for an account is $1 million (or any lesser amount if, in William Blair’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $1 million). There is no minimum for subsequent purchases.

There is no minimum initial investment for:

•

qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other similar accounts or plans whereby Class R6 shares are held through omnibus accounts (either at the plan level or the level of the plan administrator)

•

asset-based fee advisory clients of William Blair & Company, L.L.C. that have aggregate account assets in excess of $[•] with William Blair & Company, L.L.C and who the Distributor has approved for investment in Class R6 shares.

William Blair’s partners and employees, the Trustees of the Trust and their family members will not be subject to the minimum investment requirement. Tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase

Pension and Defined Benefit Plans) of William Blair and its affiliates and rollover accounts from those plans will also be exempt from the minimum investment requirement. William Blair may make certain additional exceptions to the minimum initial investment amount in its discretion.

Share Class Minimum Maintenance.    If an account’s balance falls below the minimum initial investment amount for that share class due to account redemptions (and not due to market depreciation), the Funds reserve the right to convert or redeem shares held by the account in the following manner:

•

Class R6 shares may be converted to Class I shares (which are offered in a separate prospectus) if the account value falls below the investment minimum for Class R6 shares but meets the investment minimum for Class I shares. Class R6 shares may be redeemed if the account value falls below the investment minimum for Class I shares.

The applicable shareholder or intermediary will be notified prior to any such redemption or conversion and will be allowed 60 days to make additional investments and bring the account into compliance with the applicable investment minimum before any conversion or redemption occurs. Any conversion will occur at the relative NAV of the two applicable share classes at the time of conversion and the account value will not change as a result of the conversion, although the number of shares held may change.

Where a retirement plan or other financial intermediary holds Class I or R6 shares on behalf of its participants or clients, shares held by such participants or clients will be converted to Class N shares (which are offered in a separate prospectus) as described above when a participant or client rolls over its accounts with the retirement plan or financial intermediary into an individual retirement account and such participant or client is not otherwise eligible to purchase Class I or Class R6 shares.

A conversion between share classes of the same Fund is generally not a taxable event. Please consult your tax advisor for an assessment of the tax implications of any conversion.

Additional Information and Exceptions to Eligibility and Minimum Investment Requirements for Class R6.    The Distributor may accept investments that are less than the minimums set forth above under a group payroll deduction or similar plan. Investors investing through certain tax-qualified retirement plans and wrap fee programs may be subject to different, lower or no minimums. For omnibus accounts that meet the minimum investment requirement, the Trust does not impose any minimum investment amounts for sub-accounts, although the firm holding the omnibus account may impose its own minimum investment requirements. The Distributor may, in its discretion, waive or reduce investment minimums in other circumstances.

The Trust does not impose any sales charges in connection with purchases of Class R6 shares, although financial intermediaries and other institutions may charge their clients a fee in connection with purchases for the accounts of their clients.

The Distributor may, in its sole discretion, reject any purchase order from the shareholder and/or intermediary involved.

INTERNATIONAL GROWTH FUND

The International Growth Fund is closed to investors, except as noted below. Unless you fit into one of the investor categories described below, you may not invest in the Fund.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

•	A current Fund shareholder (Fund shareholders holding shares through qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other similar accounts or plans whereby Fund shares are held through omnibus accounts (either at the plan level or the level of the plan administrator) may be permitted to make purchases of Class R6 shares of the Fund, subject to meeting the eligibility requirements for Class R6 shares);

•	A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option; or

•	A wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of May 1, 2014 purchasing shares on behalf of new and existing clients.

You may open a new Fund account or purchase Fund shares through an existing Fund account if you are:

•	A client of William Blair & Company, L.L.C.; or

•	A Trustee or officer of William Blair Funds, a Partner or employee of William Blair and its affiliates, or a member of the immediate family of any of these persons.

Except as otherwise noted, these restrictions apply to investments made directly with William Blair and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Unless you are already a shareholder of the International Growth Fund, exchanges of shares of other Funds and other series of William Blair Funds into the International Growth Fund are not permitted. Investors may be required to demonstrate eligibility to purchase shares of the International Growth Fund before an investment is accepted. Management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and (iii) close and re-open the Fund to new or existing shareholders at any time.

BUYING, SELLING AND EXCHANGING SHARES

The information below relating to buying, selling and exchanging shares of the Funds applies if you are transacting directly with the Funds. Shares of the Funds are also available through certain financial intermediaries, such as a bank or a broker-dealer (each, an “intermediary”). If you are investing through an intermediary, you are not placing your orders directly with the Funds, and you must follow the intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the Funds on purchases, redemptions and exchanges of Fund shares. These differences may include different minimum initial (and subsequent) investment amounts, exchange policies, fund choices, cut-off times for investment and other trading restrictions. Your intermediary also may impose charges for its services in addition to the fees charged by the Funds. You should consult with your intermediary directly for information regarding its conditions and fees for buying, selling or exchanging shares of the Funds. The Funds are not responsible for the failure of your intermediary to carry out its responsibilities.

HOW TO BUY SHARES

Opening or Adding to an Account—Class R6 shares.    First, call the Distributor at 1-800-742-7272 to apply to open an account and receive an account number. Complete the account application, indicate the account number assigned to you by the Distributor and mail your application to the Distributor, William Blair & Company, L.L.C., 150 North Riverside Plaza, Chicago, Illinois 60606. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340 Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

Include the name of the Fund in which you are investing, your assigned account number and the name(s) in which the account is registered.

Adding to an Account.    Call DST at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). You may then pay for your new shares by wire. To add to an existing account by telephone, you must have selected this option on your account application.

Payment for the purchase of Class R6 shares from the Distributor may only be made by wire unless your request to make a purchase with securities “in-kind” is approved as discussed below.

Purchase Price.    All Funds are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. (For more information, see “Determination of Net Asset Value.”) If you fail to pay for your order, you will be liable for any loss to a Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Purchase in Kind.    You may, subject to the approval of the Funds, purchase shares of the Funds with securities that are eligible for purchase by the Funds (consistent with the Funds’ investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Funds’ valuation policies. Call the Funds at 1-800-742-7272 if you would like to purchase shares of the Funds with other securities. Such purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Funds.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; refuse an investment in the Funds or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

Short-Term and Excessive Trading.    The Funds are designed for long-term investors. All Funds discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Funds’ net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Funds’ long-term performance by requiring the Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These risks may be more pronounced for the Funds investing in securities that are susceptible to pricing arbitrage (e.g., international securities, emerging markets securities and small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures that seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. The Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. The Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Adviser uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders, as described in more detail below.

Some Fund shares are held through omnibus account arrangements, whereby a broker-dealer, investment adviser, retirement plan sponsor or other financial intermediary maintains an omnibus account with a Fund for trading on behalf of its customers. For such accounts, the Adviser generally seeks to monitor trading activity at the omnibus level in an attempt to identify disruptive trades using certain thresholds. However, shareholders seeking to engage in short-term or excessive trading may use a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to prevent short-term or excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. Also, the ability of the Funds and their agents to detect and curtail short-term and excessive trading practices may be limited by operational systems and technological limitations. In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect short-term or excessive trading that may be facilitated by these intermediaries or by the use of omnibus account arrangements.

Under agreements that the Funds have entered into with intermediaries, the Funds may request transaction information from intermediaries at any time to determine whether there has been short-term trading by the intermediaries’ customers. The Funds will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the Funds at their request. If short-term trading is detected at the individual account or participant level, the Funds will request that the intermediary a) continue to monitor the individual or participant, b) issue the individual or participant a warning, or c) ban the individual or participant from making further purchases of Fund shares. An intermediary may apply its own short-term trading policies and procedures, which may be more or less restrictive than the Funds’ policies and procedures. There is no assurance that the Funds’ policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem Class R6 shares by mail, send a written redemption request signed by all account owners to DST Asset Manager Solutions, Inc., P.O. Box 219137, Kansas City, Missouri 64121-9137.

Written redemption requests must include:

—	a letter that contains your name, your assigned account number, the Fund’s name and the dollar amount or number of shares to be redeemed; and

—

any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by DST or the Distributor.

By Wire

To redeem some or all of your shares by wire you may contact DST by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application, a corporate resolution authorizing those able to act on your behalf.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application. Contact DST at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Note:    Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

Redemption Price.    The redemption price is the net asset value next calculated after receipt of your redemption request in proper order by the Distributor, Transfer Agent or a designated agent thereof. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them.

Payment for Redeemed Shares.    Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by DST of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind.    The Trust reserves the right to make redemption payments in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the net asset value for the Funds’ shares. Shareholders receiving securities or other financial assets may realize a gain or loss for federal income tax purposes as a result of the redemption, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

HOW TO EXCHANGE SHARES

Class R6 shares may be exchanged for the same class of shares of another William Blair Fund that is open to new investors.

Class I shares of a Fund (which are offered in a separate prospectus) may be exchanged for Class R6 shares of the same Fund provided that your account meets the eligibility requirements for Class R6 shares and you meet the Class R6 investment minimums discussed above.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    The Funds may earn dividends from stocks and interest from bond, money market and other investments, as well as net short-term capital gains from sales of securities, all of which are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions.    The Funds may realize capital gains whenever they sell securities for a higher price than they paid for them, which then will generally be passed through to shareholders as capital gain distributions to the extent that a Fund’s net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers available from prior years.

As a shareholder, you are entitled to your portion of a Fund’s net income and gains on its investments. Each Fund passes its earnings along to you as dividends and distributions. Each Fund’s policy is to distribute substantially all net investment income, if any, and all realized net capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies—Dividend Options”). Cash payments are made by the Dividend Paying Agent shortly following the reinvestment date.

When Dividends are Paid

—

For the Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund, the Small-Mid Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the International Developed Plus Fund, and the International Growth Fund, all income dividends, if any, and capital gain distributions, if any, generally will be paid annually in December and/or January.

—

For the Income Fund, the Fund’s net investment income will be declared at the close of a regular trading day on the New York Stock Exchange, which is generally 3:00 p.m., Central time, on each day that the Fund is open for business as a dividend to shareholders who were of record prior to the declaration, and will be paid to shareholders monthly. Capital gain distributions, if any, generally will be declared annually and paid annually in December and/or January.

The Funds may vary these dividend practices at any time. Income dividends and any capital gain distributions made by the Funds will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (the “IRS”) (see “Your Account—Federal Income Taxes”).

FEDERAL INCOME TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-advantaged account, the federal income tax implications of your investment in a Fund include the following:

Taxes on Distributions.    Each Fund’s distributions from current and accumulated earnings and profits are subject to federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the type of security and the length of time the Fund holds the security generating the income or gain that is distributed. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for federal income tax purposes. After the close of each calendar year, the Funds will inform you of the amount and nature of distributions paid.

Under the federal income tax laws, net investment income, including interest and dividends (other than “qualified dividend income”), and net short-term capital gains are taxed as ordinary income. Distributions of qualified dividend income will generally be taxed to individuals and other non-corporate shareholders at rates applicable to long-term capital gains, provided the Fund and the shareholder each satisfy certain holding period and other requirements. Net capital gain distributions are taxed at long-term capital gain rates regardless of how long you have held your shares. It is anticipated that a portion of the ordinary income dividends for the Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund, the Small-Mid Cap Value Fund, the Small Cap Growth Fund, and the Small Cap Value Fund will be eligible for the dividends-received deduction available to corporate shareholders and for treatment as qualified dividend income available to individual and other non-corporate shareholders. A portion of the dividends of the International Developed Plus Fund and the International Growth Fund may be eligible for treatment as qualified dividend income.

Taxes on Transactions.    Redemptions of Fund shares and exchanges for shares of other William Blair Funds are generally treated as a sale of such shares subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then you will recognize, subject to the discussion below, a capital gain or loss measured by the difference between your basis in your shares and the price that you receive when you sell (or exchange) such shares. The capital gain or loss upon a sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Long-term capital gains are generally taxable to individuals and other non-corporate shareholders at a maximum federal income tax rate of 20%. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. If you realize a loss on the redemption or exchange of Fund shares and acquire within 30 days before or after such redemption or exchange shares of the same Fund (including through reinvestment of dividends) or substantially identical stock or securities, the two transactions may be subject to the “wash sale” rules of the Internal Revenue Code of 1986, as amended, resulting in a postponement of the recognition of such loss for federal income tax purposes. Capital losses may be subject to limitations on their use by a shareholder.

An additional 3.8% Medicare contribution tax is imposed on certain net investment income (including income dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Effect of Foreign Taxes.    Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund’s distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the International Developed Plus Fund and the International Growth Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the International Developed Plus Fund and the International Growth Fund may qualify for and may elect to have foreign tax credits “passed through” to its shareholders. In such event, shareholders will be required to treat as part of the amounts distributed to them their pro rata portion of such taxes and may claim a federal income tax credit or a deduction for such taxes, subject to certain holding period and other limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions on his or her federal income tax return.

“Buying a Dividend.”    If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, which may be subject to federal income tax as described above. In addition, a Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when a Fund has a negative return. See “Your Account—Dividends and Distributions” for payment schedules, and call the Distributor if you have further questions.

Tax Withholding.    The Funds may be required to withhold U.S. federal income tax at a rate of 24% on all distributions and redemption proceeds payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications or who have been notified (or when the Fund is notified) by the IRS that they are subject to backup withholding.

The foregoing is only intended as a brief summary of certain federal income tax issues relating to investment in a Fund by shareholders subject to federal income tax. Shareholders should consult their tax adviser about the application of the provisions of the tax laws, including state and local tax laws, in light of their particular situation before investing in a Fund.

For a more detailed discussion of federal income taxes, see the Statement of Additional Information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Funds provide a variety of services to help you manage your account. If you are investing through a financial intermediary, you may not have access to all of these services. You should consult with your intermediary directly to determine what services are available to you. Class R6 shares may not be available through your financial intermediary.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to DST. Dividends and distributions are treated the same for federal income tax purposes whether reinvested in additional shares or received in cash.

1. Automatic Dividend Reinvestment Plan.    The Funds automatically reinvest all income dividends and capital gain distributions in additional shares at net asset value on the reinvestment date. (For more information, see “Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Retirement Plans and Other Plan Accounts.    The Trust may offer a variety of qualified retirement plans and other tax-advantaged accounts, including employee benefit plans, Individual Retirement Accounts (“IRAs”), Roth IRAs, Simplified Employee Pension Plan IRAs (“SEP IRAs”), Savings Incentive Match Plan for Employees IRAs (“SIMPLE IRAs”), Health Savings Accounts, Archer Medical Savings Accounts, Coverdell Education Savings Accounts (formerly known as education IRAs) and Solo 401(k) Plans. Additional information concerning these retirement plans and other accounts is available from the Trust.

Written Confirmations.    Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to DST, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees, if applicable, and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering or Rejection of Purchase Orders.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and/or the Trust or the Distributor may reject purchase orders from an investor or an intermediary. From time to time, the Trust may suspend the offering of shares of a Fund to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions. In addition, a Fund may be liquidated and terminated at any time without shareholder approval. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Consultation With a Professional Tax Adviser is Recommended, both because of the complexity of federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights.    All shares of each Fund have equal rights with respect to dividends, assets and liquidation of a Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by a William Blair Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Funds will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving a material amendment to the Management Agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

Additional Information on Use of Intermediaries.    If you purchase, redeem, or exchange shares through an intermediary, that intermediary may impose charges for its services in addition to the fees charged by the Fund. These charges could reduce your yield or return. In addition, when you place orders with an intermediary, you are not placing your orders directly with the Fund, and you must follow the intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the Fund on purchases, redemptions and exchanges of Fund shares. These differences may include different minimum initial (and subsequent) investment amounts, exchange policies, fund choices, cut-off times for investment and other trading restrictions. You should consult your intermediary directly for information regarding its conditions and fees. The Funds are not responsible for the failure of your intermediary to carry out its responsibilities.

DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

A Fund’s net asset value is the value of its total assets minus its liabilities. A Fund’s net asset value per share is determined by dividing the Fund’s net asset value by the number of Fund shares outstanding.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is generally 3:00 p.m., Central time (4:00 p.m., Eastern time), on each day when the NYSE is open. A Fund does not price its shares on days when the NYSE is closed for trading.

Quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by State Street Bank and Trust Company, the Funds’ custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the NYSE. Trading on foreign exchanges may not take place on every day that the NYSE is open. Conversely, trading in various foreign markets may take place on days when the NYSE is not open and on other days when net asset value is not calculated. Consequently, the value of the net assets held by the International Developed Plus Fund and the International Growth Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Value of Fund Securities is Determined

Domestic Equity Securities.    The value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

Foreign Equity Securities.    The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when a Fund computes its net asset value could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, a Fund may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE in the event of market movement occurring after the close of regular trading on the foreign exchange or market where the security is primarily traded. As a result, a Fund’s value for a security may be different from the last sale price (or the mean between the last reported bid and ask prices).

Domestic and Foreign Fixed-Income Securities.    Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service or, if a price is not available, the security is valued at the mean between the last reported bid and the last reported ask obtained by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Repurchase agreements and certain privately placed debt securities are valued at cost, which approximates fair value.

Derivative Instruments.    Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. Futures contracts (and options and swaps thereon) are valued at the most recent settlement price on the exchange on which they are traded most extensively. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Over-the-Counter (“OTC”) swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Centrally cleared swaps listed or settled on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices.

Other Valuation Factors.     Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Additional Information Regarding Investment Objectives and Strategies, and Principal Risks, as well as the Statement of Additional Information.

Collateralized Obligations.    Mortgage-Backed Securities.    Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA (Government National Mortgage Association), FNMA (Federal National Mortgage Association) and FHLMC (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the mortgage-backed security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-backed security, the volatility of such mortgage-backed security can be expected to increase.

Collateralized Mortgage Obligations (“CMOs”).    A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Asset-Backed Securities.    Asset-backed securities are similar in structure to mortgage-backed securities but represent interests in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

Mortgage-Backed To-Be-Announced (TBA) Securities.    The Income Fund may engage in purchases and sales of mortgage-backed securities eligible to be sold in the to-be announced (TBA) market, which are transactions in which the Fund purchases or sells mortgage-backed securities on a forward commitment basis for delivery at a future date; however, the specific mortgage-backed securities to be delivered as part of the transaction are not identified until forty-eight hours prior to the settlement date. Mortgage-backed TBA securities can be used for hedging purposes to adjust the risk exposure of a portfolio without having to restructure the portfolio. Each Fund may “roll over” mortgage-backed TBA agreements prior to the settlement date in a transaction sometimes referred to as a “TBA roll.” In a TBA roll, a Fund will sell the obligation to purchase the mortgage-backed securities in the TBA agreement prior to the settlement date and will enter into a new mortgage-backed TBA agreement. TBA rolls may cause a Fund to experience higher portfolio turnover which may increase taxable gains.

Convertible Securities.    Convertible securities are bonds, notes, debentures, preferred stock and other securities that are convertible into common stock. Convertible securities have general characteristics of both debt and equity securities. As debt securities, convertible securities are investments that provide a stream of income with generally higher yields than common stocks. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and conversely, tends to increase as interest rates decline.

Depository Receipts.    American Depository Receipts (“ADRs”) are dollar-denominated securities issued by a U.S. bank or trust company that represent, and may be converted into, the underlying foreign security. European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”) represent a similar securities arrangement but are issued by European banks or other depositories, respectively. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the “Principal Risks” section above and in the Statement of Additional Information.

Derivatives.    As described in the “Additional Information Regarding Investment Objectives and Strategies” section of this Prospectus, the International Developed Plus Fund, the International Growth Fund, and the Income Fund may use certain types of derivatives for hedging and risk management purposes. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.

Options.    An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

Futures.    A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument, index, security or commodity for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, security or commodity or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.

Forward Foreign Currency Contracts.    A forward foreign currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. A forward currency contract is either settled by physical delivery of the commodity or tangible asset to an agreed-upon location at a future date, rolled forward into a new forward contract or, in the case of a non-deliverable forward, by a cash payment at maturity. A Fund may use forward foreign currency contracts to fix the value of certain securities it has agreed to buy or sell. For example, when a Fund enters into a contract to purchase or sell securities denominated in a particular foreign currency, the Fund could effectively fix the maximum cost of those securities by purchasing or selling a forward currency contract, for a fixed value of another currency, in the amount of foreign currency involved in the underlying transaction. A Fund may also use forward foreign currency contracts to hedge the value, in U.S. dollars, of securities it currently owns. For example, if a Fund held securities denominated in a foreign currency and anticipated a substantial decline (or increase) in the value of that currency against the U.S. dollar, the Fund may enter into a forward currency contract to sell (or purchase), for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of all or a portion of the securities held which are denominated in such foreign currency. Although forward foreign currency contracts minimize the risk of loss resulting from a decline in the value of the hedged currency, they also limit the potential for gain resulting from an increase in the value of the hedged currency. The benefits of forward foreign currency contracts to a Fund will depend on the ability of the Adviser to accurately predict future currency exchange rates.

Swaps.    A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified process or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the “notional” principal amount). Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as a central counterparty. The swaps market was largely unregulated prior to the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Credit Default Swaps.    A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Credit default swaps are used as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A Fund may be a buyer or seller of a credit default swap. Where a Fund is a seller of credit protection, it adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap which would be offset to the extent of its uncommitted cash or cash equivalents. A Fund will only sell credit protection with respect to securities in which it would be authorized to invest directly.

If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will lose its premium payment and recover nothing. However, if a Fund is a buyer and a credit event occurs, a Fund will receive the full notional amount, or “par value,” of the reference obligation in exchange for the reference obligation or a payment equal to the difference in value between the full notional amount, or “par value,” of the reference obligation and the market value of the reference obligation. As a seller, a Fund receives a fixed rate of income reflecting the buyer’s premium payments through the term of the contract (typically between six months and three years), provided that there is no credit event. If a credit event occurs, a Fund must pay the buyer the full notional amount, or “par value,” of the reference obligation in exchange for the reference obligation or the difference in value between the full notional amount, or “par value,” of the reference obligation and the market value of the reference obligation. Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value and may be more susceptible to liquidity and credit risk.

Emerging Markets.    Emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Emerging market companies are companies organized under the laws of an emerging market country or having securities that are traded principally on an exchange or over-the-counter in an emerging market country.

Initial Public Offerings (“IPOs”).    A Fund may participate in IPOs. IPOs are subject to high volatility and are of limited availability. A Fund’s ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Adviser among its clients. When a Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance.

Preferred Stock.    Preferred stock has a preference over common stock in liquidation, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may offer the opportunity for capital appreciation as well as periodic income.

Private Placements.    A Fund may purchase securities in private placement transactions. Investments in private placements may be difficult to sell at the time and at the price desired by a Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of a Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Real Estate Investment Trusts (“REITs”).    REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter. Exposure to real estate markets, through securities of REITs or other instruments, will be subject to risks of the specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income tax purposes. In addition, the failure of a REIT to continue to qualify as a REIT for federal income tax purposes would have an adverse effect upon the value of an investment in that REIT.

Repurchase Agreements.    Repurchase agreements are instruments under which a Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during a Fund’s holding period. The Funds currently intend to enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities and that are cleared through the Fixed Income Clearing Corporation (“FICC”). In all cases, the Adviser must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, a Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year, and, for the Income Fund, the modified duration of a security subject to repurchase may exceed nine years. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of each Fund.

Rule 144A Securities.    Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933, as amended. Investing in Rule 144A securities may increase the illiquidity of a Fund’s investments in the event that an adequate trading market does not exist for these securities.

U.S. Government Securities.    These are fixed-income obligations of the U.S. Government and its various agencies. U.S. Government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the U.S. Government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury, and some are backed only by the credit of the issuing organization. All U.S. Government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

Variable Rate Securities.    The Income Fund may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as the London Interbank Offered Rate (LIBOR), a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. A Fund may invest in Variable Rate Securities that have a demand feature entitling a Fund to resell the securities to the issuer or a third party at an amount approximately equal to the principal amount thereof plus accrued interest (“Variable Rate Demand Securities”). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Many of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. A Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules, which allow a Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument if they are guaranteed by the U.S. Government or its agencies, if they have a stated maturity date of one year or less, or if they have demand features prior to maturity.

Warrants.    Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities.    From time to time, in the ordinary course of business, a Fund may purchase newly issued securities appropriate for the Fund on a “when-issued” basis, and may purchase or sell securities appropriate for the Fund on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow a Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale.

During the period between purchase and settlement, no payment is made or received by a Fund and, for delayed delivery purchases, no interest accrues to a Fund. Because a Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Adviser’s ability to manage the Fund’s assets may be affected by such commitments. A Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

FINANCIAL HIGHLIGHTS

Class R6 shares of the Funds commenced operations on or about [•], 2019 and as of the date of this Prospectus did not have financial results to report. The tables below are intended to help you understand the financial performance of each Fund’s Class N and Class I shares (which are offered in a separate prospectus) for the fiscal periods presented. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) on an investment in the Fund’s Class N and Class I shares (assuming reinvestment of all dividends and distributions). This information has been audited by [•], whose report, along with the Funds’ financial statements, is included in the annual report dated December 31, 2018, which is available upon request (see back cover). Net investment income (loss) per share is based on the average shares outstanding during the year.

[Financial Highlights to be provided in a subsequent post-effective amendment.]

FOR MORE INFORMATION

More information about the Funds is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Adviser believes significantly affected each Fund’s performance in its last fiscal year.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

For Class R6 Shares

Call: 1-800-742-7272

By mail

Write to:

William Blair Funds

150 North Riverside Plaza

Chicago, Illinois 60606

or

DST Asset Manager Solutions, Inc.

(the Funds’ Transfer Agent)

P.O. Box 219137

Kansas City, Missouri 64121-9137

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at www.sec.gov.

Reports and other information about the Funds are available on the EDGAR database of the SEC’s internet site at http://www.sec.gov. You may obtain copies of these reports and other information, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov.

Reports and other information about the Funds are also available on the William Blair Funds website at: https://www.williamblairfunds.com/investor_services/prospectus_reports_forms.fs.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Distributor. The Prospectus does not constitute an offering by the Trust or the Distributor in any jurisdiction in which such offering may not lawfully be made.

The Trust’s information, including but not limited to the Prospectus, SAI, Semi-Annual and Annual Reports and account application, can be viewed online at www.williamblairfunds.com.

William Blair Funds	[•], 2019

Investment Company Act File No.: 811-5344

William Blair Funds

Prospectus

U.S. EQUITY	GLOBAL/INTERNATIONAL EQUITY
Growth Fund	International Developed Plus Fund
Large Cap Growth Fund	International Growth Fund
Mid Cap Growth Fund
Small-Mid Cap Growth Fund
Small-Mid Cap Value Fund
Small Cap Growth Fund
Small Cap Value Fund

FIXED INCOME
Income Fund

©William Blair & Company, L.L.C., distributor
+1 800 742 7272 williamblairfunds.com	150 North Riverside Plaza Chicago, Illinois 60606

WILLIAM BLAIR FUNDS

150 NORTH RIVERSIDE PLAZA

CHICAGO, ILLINOIS 60606

(312) 364-8000

1-800-635-2886

(IN MASSACHUSETTS 1-800-635-2840)

STATEMENT OF ADDITIONAL INFORMATION

Growth Fund

Class (Ticker): R6 ([•])

Large Cap Growth Fund

Class (Ticker): R6 ([•])

Mid Cap Growth Fund

Class (Ticker): R6 ([•])

Small-Mid Cap Growth Fund

Class (Ticker): R6 ([•])

Small-Mid Cap Value Fund

Class (Ticker): R6 ([•])

Small Cap Growth Fund

Class (Ticker): R6 ([•])

Small Cap Value Fund

Class (Ticker): R6 ([•])

International Developed Plus Fund

Class (Ticker): R6 ([•])

International Growth Fund

Class (Ticker): R6 ([•])

Income Fund

Class (Ticker): R6 ([•])

[•], 2019

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the corresponding Prospectus for Class R6 shares of the above listed funds (each, a “Fund” and collectively, the “Funds”) dated [•], 2019, as amended. Each of the above listed Funds also offers Class N and Class I shares in a separate prospectus and statement of additional information. Class R6 shares of the Funds commenced operations on or about [•], 2019 and have not completed a fiscal period and therefore do not have financial information to report. Certain historical financial information for a Fund presented herein represents the Fund’s Class N and Class I shares. The audited financial statements for the Funds’ Class N and Class I shares for the year ended December 31, 2018 and the Report of Independent Registered Public Accounting Firm thereon are incorporated by reference from the Annual Report to Shareholders for the year ended December 31, 2018. The Funds’ Prospectus and Annual Report to Shareholders may be obtained without charge by calling William Blair Funds (the “Trust”) at the number listed above.

i

ii

MANAGEMENT OF THE TRUST

Investment Adviser.  As stated in the Prospectus, William Blair Investment Management, LLC (“Adviser” or “WBIM”) is the investment adviser and manager for each Fund. Pursuant to a management agreement (the “Management Agreement”), the Adviser acts as each Fund’s adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its partners or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. In addition to the management fee, each Fund pays the expenses of its operations, including a portion of the Trust’s general administrative expenses, allocated on the basis of the Fund’s net assets. Expenses that will be borne directly by each Fund include, but are not limited to, the following: the fees and expenses of independent auditors, counsel, custodian and transfer agent, costs of reports and notices to shareholders, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying each Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

In rendering investment advisory services, the Adviser may use the portfolio management, research and other resources of William Blair International, Ltd. (U.K.) (“William Blair U.K.”), an affiliate of the Adviser. William Blair U.K. is not registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended. William Blair U.K. has entered into a Memorandum of Understanding (“MOU”) with the Adviser pursuant to which William Blair U.K. is considered a “participating affiliate” of the Adviser as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered adviser. Investment professionals from William Blair U.K. may render portfolio management, research and other services to the Funds under the MOU and are subject to supervision by the Adviser.

The Management Agreement continues in effect from year to year for each Fund for so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such Management Agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of the Fund or the Board of Trustees. The Management Agreement may be terminated at any time upon 60 days’ notice by either party. A Fund may terminate the Management Agreement either by vote of the Board of Trustees or by majority vote of the outstanding shares of the Fund. The Management Agreement may also be terminated at any time either by vote of the Board of Trustees or by majority vote of the outstanding voting shares of a Fund if the Adviser were determined to have breached the Management Agreement. The Management Agreement will terminate automatically upon assignment. The Management Agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Management Agreement.

Upon termination of the Management Agreement and when so requested by the Adviser, the Trust or a Fund will refrain from using the name “William Blair” in its name or in its business in any form or combination.

Prior to July 1, 2015, William Blair & Company, L.L.C., an affiliate of WBIM, served as the Funds’ investment adviser. Effective July 1, 2015, William Blair & Company, L.L.C. transferred the Management Agreement for the Funds to WBIM. William Blair & Company, L.L.C. is the principal underwriter and distributor of the Trust and is referred to herein as the “Distributor” or “WBC.” WBIM and WBC are referred to herein collectively as “William Blair.” References to the Adviser prior to July 1, 2015 are to WBC.

Effective May 1, 2017, the name of the William Blair International Equity Fund changed to “William Blair International Developed Plus Fund.”

1

WBIM and WBC are limited liability companies that are 100% owned by WBC Holdings, L.P., a limited partnership. The affairs of WBIM and WBC are controlled by the general partner of WBC Holdings, L.P., WBC GP L.L.C., which in turn, is controlled by the Executive Committee. The Executive Committee is comprised of Stephanie G. Braming, Ryan J. DeVore, John R. Ettelson, Brent W. Gledhill, John C. Moore, Arthur J. Simon, Jeffrey A. Urbina and Jon W. Zindel.

Management Fees.  For the services and facilities furnished by the Adviser under the Management Agreement, each Fund pays the Adviser a management fee, which is accrued daily and paid monthly on the first business day of the following month. The annual rate for each Fund expressed as a percentage of average daily net assets is as follows:

% of Average Daily Net Assets
Growth Fund	0.75%
Large Cap Growth Fund	0.70%
Mid Cap Growth Fund	0.95%
Small-Mid Cap Growth Fund	1.00%
Small-Mid Cap Value Fund	1.00%
Small Cap Growth Fund	1.10%
Small Cap Value Fund	1.10%
International Developed Plus Fund	0.90%
International Growth Fund:
First $250 million	1.10%
Next $2.25 billion	1.00%
Next $2.5 billion	0.975%
Next $5 billion	0.95%
Next $5 billion	0.925%
In excess of $15 billion	0.90%
Income Fund:(1)
First $250 million	0.25%
In excess of $250 million	0.20%

(1)	Management fee also includes a charge of 5% of gross income earned by the Fund.

Expense Waivers.  The Adviser has entered into a contractual agreement with each Fund listed below to waive fees and/or reimburse expenses, if necessary, in order to limit the Fund’s operating expenses to the levels reflected in the table below until [April 30, 2020] (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business). The agreement terminates upon the earlier of [April 30, 2020] or the termination of the Management Agreement.

Class R6
Growth Fund	[	•]%
Large Cap Growth Fund	[	•]%
Mid Cap Growth Fund	[	•]%
Small-Mid Cap Growth Fund	[	•]%
Small-Mid Cap Value Fund	[	•]%
Small Cap Growth Fund	[	•]%
Small Cap Value Fund	[	•]%
International Developed Plus Fund	[	•]%
International Growth Fund	[	•]%
Income Fund	[	•]%

2

For the fiscal years ended December 31, 2018, 2017 and 2016, the gross management fees incurred by each Fund, related management fee waivers, net management fees after management fee waivers and other expenses reimbursed by the Adviser were as follows:

2018	Gross Management Fee			Management Fee Waiver			Net Management Fee			Expenses Reimbursed
Growth Fund	$	[	•]	$	[	•]	$	[	•]	$	[	•]
Large Cap Growth Fund		[	•]		[	•]		[	•]		[	•]
Mid Cap Growth Fund		[	•]		[	•]		[	•]		[	•]
Small-Mid Cap Growth Fund		[	•]		[	•]		[	•]		[	•]
Small-Mid Cap Value Fund		[	•]		[	•]		[	•]		[	•]
Small Cap Growth Fund		[	•]		[	•]		[	•]		[	•]
Small Cap Value Fund		[	•]		[	•]		[	•]		[	•]
International Developed Plus Fund		[	•]		[	•]		[	•]		[	•]
International Growth Fund		[	•]		[	•]		[	•]		[	•]
Income Fund		[	•]		[	•]		[	•]		[	•]

(1)

Effective May 1, 2018, the management fee rate payable by the International Developed Plus Fund has been reduced from 1.00% of the first $250 million of average daily net assets, plus 0.90% of average daily net assets over $250 million to 0.90% of the Fund’s average daily net assets.

2017	Gross Management Fee	Management Fee Waiver	Net Management Fee	Expenses Reimbursed
Growth Fund	$3,223,949	$—	$3,223,949	$—
Large Cap Growth Fund	1,111,047	—	1,111,047	159,398
Mid Cap Growth Fund	994,316	45,556	948,760	145,788
Small-Mid Cap Growth Fund	16,148,469	—	16,148,469	1,079,092
Small-Mid Cap Value Fund	33,106	33,106	—	81,259
Small Cap Growth Fund	4,969,949	—	4,969,949	66,981
Small Cap Value Fund	7,573,922	—	7,573,922	281,854
International Developed Plus Fund	1,044,195	117,072	927,123	104,974
International Growth Fund	31,505,659	—	31,505,659	150,251
Income Fund	396,946	—	396,946	13,697

2016	Gross Management Fee	Management Fee Waiver	Net Management Fee	Expenses Reimbursed
Growth Fund	$5,384,013	$—	$5,384,013	$—
Large Cap Growth Fund	605,833	40,024	565,809	64,445
Mid Cap Growth Fund	1,516,434	50,145	1,466,289	166,673
Small-Mid Cap Growth Fund	12,281,224	—	12,281,224	816,672
Small-Mid Cap Value Fund	39,732	39,732	—	72,065
Small Cap Growth Fund	3,984,630	—	3,984,630	116,541
Small Cap Value Fund	6,681,231	—	6,681,231	210,177
International Developed Plus Fund	682,930	134,123	548,807	61,392
International Growth Fund	32,533,936	—	32,533,936	—
Income Fund	373,041	—	373,041	—

3

Portfolio Managers

Michael P. Balkin is responsible for the management of the Small Cap Growth Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

Daniel Crowe is responsible for the management of the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

Simon Fennell is responsible for the management of the International Growth Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

David C. Fording is responsible for the management of the Growth Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

James S. Golan is responsible for the management of the Large Cap Growth Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

Chad M. Kilmer is responsible for the management of the Small-Mid Cap Value Fund, the Small Cap Value Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

4

Robert C. Lanphier IV is responsible for the management of the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

Mark T. Leslie is responsible for the management of the Small-Mid Cap Value Fund, the Small Cap Value Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

Kenneth J. McAtamney is responsible for the management of the International Growth Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

David Merjan is responsible for the management of the International Developed Plus Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

David S. Mitchell is responsible for the management of the Small-Mid Cap Value Fund, the Small Cap Value Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

John C. Murphy is responsible for the management of the International Developed Plus Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

5

David P. Ricci is responsible for the management of the Large Cap Growth Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

Ward D. Sexton is responsible for the management of the Small Cap Growth Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

Christopher T. Vincent is responsible for the management of the Income Fund and other accounts. As of December 31, 2018, information on these other accounts is as follows:

Type of Account	Number		Total Assets			Number Charged Performance Fee		Total Assets Charged Performance Fees
Registered investment companies	[	•]	$	[	•]	[	•]	$	[	•]
Other pooled investment vehicles	[	•]		[	•]	[	•]		[	•]
Other advisory accounts	[	•]		[	•]	[	•]		[	•]

Since the portfolio managers manage other accounts in addition to the Funds, conflicts of interest may arise in connection with the portfolio managers’ management of the Funds’ investments on the one hand and the investments of such other accounts on the other hand. However, the Adviser has adopted policies and procedures designed to address such conflicts, including, among others, policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades. For more information on the policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades, see the section entitled “Brokerage and Fund Transactions” in this Statement of Additional Information.

The compensation of the Adviser’s portfolio managers is based on the firm’s mission: “to achieve success for its clients.” Messrs. Balkin, Crowe, Fennell, Fording, Golan, Kilmer, Lanphier, Leslie, McAtamney, Merjan, Mitchell, Murphy, Ricci, Sexton, and Vincent are partners of the Adviser. As of December 31, 2018, compensation for partners of the Adviser consists of a fixed base salary, a share of the firm’s profits and, in some instances, a discretionary bonus, and compensation for associates of the Adviser consists of a fixed base salary and a discretionary bonus. The discretionary bonus as well as any potential changes to the partners’ ownership stakes are determined by the head of William Blair’s Investment Management Department, subject to the approval of William Blair’s Executive Committee and are based entirely on a qualitative assessment rather than a formula. The discretionary bonus rewards the specific accomplishments in the prior year, including short-term and long-term investment performance, quality of research ideas, and other contributions to the Adviser and its clients. Changes in ownership stake are based on an individual’s sustained, multi-year contribution to long-term investment performance, and to William Blair’s revenue, profitability, intellectual capital and brand reputation. The compensation process is a subjective one that takes into account the factors described above. Portfolio managers do not receive any direct compensation based upon the performance of any individual client account and no indices are used to measure performance. In addition, there is no particular weighting or formula for evaluating the factors.

6

The following table sets forth, for each portfolio manager, the dollar range of shares owned in each Fund that the portfolio manager manages as of December 31, 2018.

Portfolio Manager	Name of Fund	Dollar Range of Shares Owned
David C. Fording	Growth Fund	[•]
James S. Golan	Large Cap Growth Fund	[•]
David P. Ricci	Large Cap Growth Fund	[•]
Daniel Crowe	Mid Cap Growth Fund	[•]
Robert C. Lanphier IV	Mid Cap Growth Fund	[•]
Daniel Crowe	Small-Mid Cap Growth Fund	[•]
Robert C. Lanphier IV	Small-Mid Cap Growth Fund	[•]
Chad M. Kilmer	Small-Mid Cap Value Fund	[•]
Mark T. Leslie	Small-Mid Cap Value Fund	[•]
David S. Mitchell	Small-Mid Cap Value Fund	[•]
Michael P. Balkin	Small Cap Growth Fund	[•]
Ward D. Sexton	Small Cap Growth Fund	[•]
Chad M. Kilmer	Small Cap Value Fund	[•]
Mark T. Leslie	Small Cap Value Fund	[•]
David S. Mitchell	Small Cap Value Fund	[•]
David Merjan	International Developed Plus Fund	[•]
John C. Murphy	International Developed Plus Fund	[•]
Simon Fennell	International Growth Fund	[•]
Kenneth J. McAtamney	International Growth Fund	[•]
Christopher T. Vincent	Income Fund	[•]

Distributor.  Pursuant to separate Underwriting and Distribution Agreements, William Blair & Company, L.L.C., 150 North Riverside Plaza, Chicago, Illinois 60606, also is the principal underwriter and distributor (“Distributor” or “WBC”) for the continuous offering of shares of the Trust and acts as agent of the Trust in the sale of its shares. The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the Trust’s shares. The Distributor is not compensated under the Underwriting Agreement.

The Distribution Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Agreement. The Distribution Agreement may be terminated for a Fund at any time without penalty by the Fund or the Distributor. The Distribution Agreement may be terminated for a Fund by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Agreement, or a “majority of the outstanding voting securities” of a Fund, as defined under the Investment Company Act of 1940 (“1940 Act”). The Distribution Agreement may not be amended to increase the fee to be paid by a Fund without approval by a majority of the outstanding voting securities of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Agreement.

Other Payments.  William Blair will pay WBC’s Private Wealth division (“Private Wealth”) in amounts that range from [•]% to [•]% of the assets of Private Wealth’s advisory clients invested in any Fund’s Class R6 shares. These revenue sharing payments are made in recognition of the fact that, unlike investments in nonproprietary funds, Private Wealth does not receive any 12b-1 or other sales or asset based compensation for investments made by its clients into the Fund’s Class R6 shares.

The prospect of receiving, or the receipt of, additional compensation or promotional incentives described above by Private Wealth or intermediaries may provide Private Wealth or such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds over sales of shares of other mutual funds (or non-mutual

7

fund investments) with respect to which Private Wealth or the intermediary does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Funds receive to invest on behalf of an investor. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and discuss this matter with your investment dealer/intermediary.

Code of Ethics.  The Trust, the Adviser and the Distributor have adopted a joint Code of Ethics (the “Code of Ethics”) in accordance with Rule 17j-1 under the 1940 Act. The Code of Ethics allows access persons to purchase and sell securities for their own accounts, subject to reporting requirements and trading restrictions. The Code of Ethics requires that such persons, among other things, pre-clear their securities transactions, with certain limited exceptions. The Code of Ethics also bans investment personnel from acquiring any securities in an initial public offering. The Code of Ethics prohibits all persons subject to the Code of Ethics from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by a Fund. Finally, the Code of Ethics prohibits members of a portfolio management team from trading a security within seven calendar days prior to a Fund or an account managed by that portfolio management team trading in that same security. The foregoing description is qualified in its entirety by the Code of Ethics, a copy of which has been filed with the SEC.

Proxy Voting Policy.  The Board of Trustees of the Trust has delegated proxy voting authority to the Adviser, who has agreed to vote the Funds’ proxies according to the Adviser’s proxy voting policies and procedures. The Adviser’s Proxy Voting Policy Statement and Procedures (the “Proxy Voting Policy”) provide that the Adviser will vote proxies solely in the best interest of its clients, including the Trust, in their capacity as shareholders of a company. The Proxy Voting Policy addresses, among other things, conflicts of interest that may arise between the interests of the Adviser and its affiliates and the interests of the Trust and sets forth the Adviser’s procedures for voting proxies.

The Adviser’s Domestic Proxy Voting Guidelines and International Proxy Voting Guidelines (the “Guidelines”) set forth the Adviser’s general position on frequent proxy proposals, such as routine matters, shareholder rights, anti-takeover matters, proxy contests, capital structure, executive and director compensation and social and environmental issues. To the extent a particular proposal is not covered by the Guidelines or the Guidelines provide for voting on a “case-by-case” basis, the Adviser’s proxy administrator will consult the Adviser’s Proxy Policy Committee, which will review the issues and vote proxies based on information from the company, the Adviser’s internal analysis and third party research services. Although the Guidelines set forth the Adviser’s general position on various proposals, the Adviser may determine under some circumstances to vote contrary to those positions. The Adviser will report any such contrary votes to the Trust’s Board of Trustees.

As indicated above, the Proxy Voting Policy describes the way in which the Adviser will address potential conflicts of interest. If any of the potential conflicts that the Adviser has identified in the Proxy Voting Policy arise with respect to a matter, the Proxy Policy Committee will vote all such proxies in accordance with the Guidelines, unless the Guidelines have no recommendation or provide for a vote on a “case-by-case” basis. In such case, the Proxy Policy Committee will vote consistent with the voting recommendation provided by Institutional Shareholder Services, an independent third party research provider.

In international markets where share blocking applies, the Adviser typically will not vote proxies due to liquidity constraints. Share blocking is the “freezing” of shares for trading purposes in order to vote proxies. Share blocking typically takes place between one and twenty days before a shareholder meeting, depending on the market. While shares are frozen, they may not be traded. Therefore, there is the potential for a pending trade to fail if trade settlement falls on a date during the blocking period or a Fund would not be able to sell a security if portfolio management believed it advisable if share blocking were in effect.

8

Information about how the Funds voted proxies during the most recent 12-month period ended June 30 can be obtained by visiting the Trust’s website at www.williamblairfunds.com or by visiting the SEC’s website at www.sec.gov.

Trustees and Officers.†  The trustees and officers of the William Blair Funds, their year of birth, their principal occupations during the last five years, their affiliations, if any, with William Blair and other significant affiliations are set forth below. The address of each officer and trustee is 150 North Riverside Plaza, Chicago, Illinois 60606.

Interested Trustees

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Stephanie G. Braming, 1970(1)	Chairman of the Board and President, previously Senior Vice President	Chairman of the Board and President Since 2018, and Senior Vice President 2014-2018	Global Head of Investment Management since 2017, portfolio manager (2014-2017) and Partner, William Blair	21	Chairman, William Blair SICAV; Director, William Blair MAS Ltd.
Arthur J. Simon, 1954(1)	Trustee	Since 2018	General Counsel and Partner, William Blair	21	Director, William Blair SICAV; Director, William Blair MAS Ltd

(1)	Ms. Braming and Mr. Simon are interested persons of the Trust because they are partners of William Blair, and with respect to Ms. Braming also due to her position as an officer of the Trust.
†

William Blair Investment Management, LLC and William Blair & Company, L.L.C. are collectively referred to in this section as “William Blair”, each of which is a wholly owned subsidiary of WBC Holdings, L.P., which is wholly owned by certain William Blair employees (employee owners are referred to as ‘partners’).

9

Non-Interested Trustees

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Vann A. Avedisian 1964(2)	Trustee	Since 2012	Principal, Highgate Holdings (hotel investments) (since 2009); formerly, co-founder and Managing Director, Oxford Capital Partners Inc. (1994 to 2006)	21	Potbelly Corporation (2001 to 2015)

Kathleen T. Barr, 1955	Trustee	Since 2013	Retired; formerly, President, Productive Capital Management, Inc. (registered investment adviser to public entities) and Owner, KT Barr Consulting, LLC (mutual fund and investment management consulting) (2010 to 2013); prior thereto, Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors, LLC in 2009) (2004 to 2010); Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds) (2003 to 2010)	21	Trustee, Professionally Managed Portfolios (since 2018); Council Member, Independent Directors Council; AmericaFirst Quantitative Funds (5 portfolios) (2012 to 2016)

10

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Daniel N. Leib, 1966(3)	Trustee	Since 2016	Chief Executive Officer, Donnelley Financial Solutions, Inc. (since 2016); formerly, Executive Vice President and Chief Financial Officer (2011 to 2016) and Group Chief Financial Officer (2009 to 2011), R. R. Donnelley & Sons Company	21	None

Dorri C. McWhorter, 1973	Trustee	Since 2019	Chief Executive Officer, YWCA Metropolitan Chicago (since 2013); formerly, Partner, Crowe Horwath LLP(4)	21	Director, Skyway Concession Company, LLC (since 2018); Director, Illinois CPA Society (since 2017); Director, American Institute of Certified Public Accountants (2013-2016); Board Member, Chicago Finance Exchange (2009-2017)

Thomas J. Skelly, 1951	Trustee	Since 2007	Advisory Board Member for various U.S. companies (since 2005); formerly, Managing Partner of various divisions at Accenture (1994 to 2004)	21	Mutual Trust Financial Group (provider of insurance and investment products)

11

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Steven R. Zenz, 1954	Trustee	Since 2018	Consultant, Steven R. Zenz Consulting LLC (merger and acquisition transactions and SEC reporting and filings) (since 2011); formerly, Partner, KPMG LLP (1987-2010)(5)	21	Frankly Inc. (technology products and services for media industry) (since 2016); RedBrick Health Corporation (health care technology for employee wellness) (2015-2018); Insignia Systems, Inc. (in-store advertising services for consumer packaged goods manufacturers) (since 2013)

(1)

Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement, or removal as provided in the Trust’s Declaration of Trust. Retirement for Independent Trustees occurs no later than at the conclusion of the first regularly scheduled Board meeting of the calendar year that occurs after the earlier of (a) the Independent Trustee’s 72nd birthday or (b) the 15th anniversary of the date that the Independent Trustee became a member of the Board of Trustees.

(2)

Mr. Avedisian served as a member of the Board of Directors of Potbelly Corporation (“Potbelly”) from September 2001 to 2015. In October 2013, Potbelly completed an underwritten initial public offering of its common stock (the “Offering”). William Blair served as a member of the underwriting syndicate. At the time of the Offering, Mr. Avedisian, through entities he owns or controls, indirectly beneficially owned 1,607,448 shares of Potbelly common stock and warrants to purchase 241,704 shares of common stock representing approximately 8.9% of the shares before the Offering. Mr. Avedisian disclaimed beneficial ownership of the shares except to the extent of his pecuniary interest therein. Potbelly sold 8,474,869 shares and certain stockholders, including two entities affiliated with William Blair, sold 150,131 shares in the Offering at a price to the public of $14.00 per share. Neither Mr. Avedisian nor the entities he owned or controlled was a selling stockholder in the Offering. A portion of the net proceeds received by Potbelly from the Offering was used to pay a previously declared cash dividend, in an aggregate amount of approximately $49.9 million, on Potbelly common and preferred shares outstanding immediately prior to the closing of the Offering, which included the outstanding shares indirectly beneficially owned by Mr. Avedisian, William Blair and two entities affiliated with William Blair.

(3)

The Funds and William Blair use Donnelley Financial Solutions, Inc. (“DFS”), formerly a company of R.R. Donnelley & Sons Company (“RRD”), for financial printing and other services. DFS was formed as a spin-off from RRD in October 2016 and is a public company. The Funds and William Blair in the aggregate paid DFS approximately $11,000 for the period from spin-off through December 31, 2016 and $172,000 in 2017 for the services provided. DFS’s revenue was approximately $221 million for the period from spin-off through December 31, 2016 and was $1 billion in 2017. Mr. Leib, as the Chief Executive Officer of DFS, is not directly involved in any of the services provided to the Funds or William Blair and his compensation is not materially affected by the fees DFS receives from the Funds and William Blair. The Funds and William Blair engaged RRD for financial printing and other services prior to the spin-off and the amounts involved

12

were not material. Mr. Leib, as former Executive Vice President and Chief Financial Officer of RRD, was not directly involved in any of the services provided to the Funds or William Blair, and his compensation from RRD was not materially affected by the fees RRD received from the Funds and William Blair.
(4)

As a former partner of the audit firm Crowe LLP (formerly Crowe Horwath LLP), Ms. McWhorter receives distributions of her capital in the firm over time and those distributions are expected to be completed in March 2021. The Funds and William Blair made no payments to Crowe LLP over the past three years and no payments to or engagements of Crowe LLP by the Funds or William Blair are expected in the future.

(5)

The Funds engage KPMG to provide foreign tax services in Taiwan. KPMG does not provide audit or audit-related services to the Funds. Mr. Zenz is a former partner of KPMG and receives pension/retirement funds from KPMG.

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Michael P. Balkin, 1959	Senior Vice President	Since 2008	Partner, William Blair

Thomas Clarke, 1968	Senior Vice President	Since 2011	Partner, William Blair (since 2014); formerly, Associate, William Blair (2011-2014)

Daniel Crowe, 1972	Senior Vice President	Since 2016	Partner, William Blair (since 2015); formerly, Associate, William Blair

Simon Fennell, 1969	Senior Vice President	Since 2013	Partner, William Blair (since 2013); formerly, Associate, William Blair (2011-2013)

Andrew G. Flynn, 1961	Senior Vice President	Since 2013	Partner, William Blair

David C. Fording, 1967	Senior Vice President	Since 2006	Partner, William Blair

James S. Golan, 1961	Senior Vice President	Since 2005	Partner, William Blair

Michael A. Jancosek, 1959	Senior Vice President	Since 2000	Partner, William Blair

Chad M. Kilmer, 1975	Senior Vice President	Since 2006	Partner, William Blair

Robert C. Lanphier IV, 1956	Senior Vice President	Since 2003	Partner, William Blair

Mark T. Leslie, 1967	Senior Vice President	Since 2005	Partner, William Blair

Kenneth J. McAtamney, 1966	Senior Vice President	Since 2008	Partner, William Blair

Todd M. McClone, 1968	Senior Vice President	Since 2005	Partner, William Blair

David Merjan, 1960	Senior Vice President	Since 2008	Partner, William Blair

David S. Mitchell, 1960	Senior Vice President	Since 2003	Partner, William Blair

John C. Murphy, 1969	Senior Vice President	Since 2014	Partner, William Blair

Casey K. Preyss, 1976	Senior Vice President	Since 2015	Partner, William Blair

David P. Ricci, 1958	Senior Vice President	Since 2006	Partner, William Blair

13

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Ward D. Sexton, 1974	Senior Vice President	Since 2016	Partner, William Blair

Brian D. Singer, 1960	Senior Vice President	Since 2011	Partner, William Blair

Christopher T. Vincent, 1956	Senior Vice President	Since 2002	Partner, William Blair

Lisa D. Rusch, 1970	Vice President	Since 2018	Associate, William Blair

Paul J. Sularz, 1967	Vice President	Since 2009	Associate, William Blair (2006-2012 and since 2014); Partner, William Blair (2012-2014)

Colette M. Garavalia, 1961	Treasurer	Since 2000	Associate, William Blair

Andrew T. Pfau, 1970	Secretary	Since 2009	Associate, William Blair

John M. Raczek, 1970	Assistant Treasurer	Since 2010	Associate, William Blair

Walter R. Randall, Jr., 1960	Chief Compliance Officer and Assistant Secretary	Since 2009	Associate, William Blair

Robert J. Toner, 1967	Assistant Secretary	Since 2016	Associate, William Blair (since 2015); formerly, Managing Director and Counsel, Wellington Management & Company LLP (2007-2015)

(1)

The Trust’s officers, except the Chief Compliance Officer, are elected annually by the Board of Trustees. The Trust’s Chief Compliance Officer is designated by the Board of Trustees and may only be removed by action of the Board of Trustees, including a majority of independent trustees. Length of Time Served for all officers indicates the year the individual became an officer of the Trust.

Board of Trustees.  The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. The Trust’s day to day operations are managed by the Adviser and other service providers who have been approved by the Board. The Board is currently comprised of eight trustees, six of whom are classified under the 1940 Act as “non-interested” persons of the Trust (“Independent Trustees”) and two of whom are classified as an “interested” person of the Trust (“Interested Trustee”). In light of the general characteristics of the Trust, including the number of Funds, the nature of the Funds’ investments and the historical relationship between the Trust and the Adviser, the Board has developed a governance structure that fosters the type of meaningful dialogue between the Adviser and the Independent Trustees that results in an appropriate balance of cooperation with and oversight of the Adviser. The Independent Trustees have appointed Mr. Skelly to serve as Lead Independent Trustee.

The Lead Independent Trustee is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Adviser and counsel to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Trust’s service providers, particularly the Adviser; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee.

14

Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board has established three standing committees, the Audit Committee, the Nominating and Governance Committee and the Compliance Committee, each comprised entirely of the Independent Trustees, to which it has delegated certain responsibilities as described below. Each of the three standing Committees reports its activities to the Board on a regular basis. The Board and its committees meet regularly throughout the year to oversee the Trust’s activities, including reviewing at one or more meetings, the Trust’s arrangements with the Adviser and other service providers, the operation of the Trust’s investment policies, compliance and regulatory matters and the Funds’ investment performance. The Independent Trustees are represented by independent legal counsel at Board and committee meetings. As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust directly and through its committees. The Board reviews the investment performance of the Funds with the Adviser, including meeting regularly with portfolio managers, at its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. With respect to compliance matters, the Board is involved in compliance oversight directly and through its committees. The Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act. With respect to valuation, the Board and its Valuation Committee and Audit Committee oversee a pricing committee comprised of Fund officers and Adviser personnel and the Board has approved Valuation Procedures, including fair valuation procedures, applicable to valuing the Fund’s securities, which the Board reviews at least annually. The Audit Committee is responsible for monitoring the Trust’s accounting policies, financial reporting and internal control systems, as well as the work of the independent auditors. On a quarterly basis, the Audit Committee also reviews a report from the Chief Compliance Officer and the pricing committee on valuation and pricing matters. The Compliance Committee is primarily responsible for overseeing the administration and operation of the compliance policies and procedures of the Trust and its service providers and assisting the Board in fulfilling its responsibility to oversee regulatory and compliance matters involving the Trust. The Compliance Committee receives a quarterly report from the Chief Compliance Officer regarding the operation of the Trust’s compliance policies and procedures, including any material compliance issues that arose during the quarter and meets in executive session with the Chief Compliance Officer at its quarterly meetings. The Nominating and Governance Committee is primarily responsible for the selection of individuals who would qualify to serve as independent trustees and the nomination of trustees for Board membership and for overseeing the administration of the Trust’s Governance Guidelines and Procedures.

The members of the Audit Committee, all of whom are Independent Trustees, include Messrs. Leib (Chairman), Avedisian, Skelly, Zenz and Mses. Barr and McWhorter. The Audit Committee held five meetings in 2018.

The members of the Compliance Committee, all of whom are Independent Trustees, include Mses. Barr (Chairman) and McWhorter and Messrs. Avedisian, Leib, Skelly and Zenz. The Compliance Committee held four meetings in 2018.

The members of the Nominating and Governance Committee, all of whom are Independent Trustees, include Messrs. Avedisian (Chairman), Skelly, Leib, Zenz and Mses. Barr and McWhorter. Pursuant to the Trust’s Governance Guidelines and Procedures, shareholders may submit suggestions for Board candidates by sending a resume of a candidate to the Secretary of the Trust for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held four meetings in 2018.

The members of the Valuation Committee include Mr. Simon (Interested Trustee) and Mr. Avedisian (Independent Trustee). Ms. Braming has been designated as an alternate member in the event that Mr. Simon is unavailable. The other independent trustees are designated as alternate members in the event that Mr. Avedisian is unavailable. The Valuation Committee was consulted [•] times in 2018.

To facilitate shareholder communications with the Board (or with any individual Trustee), shareholders are instructed to forward correspondence (including suggestions for independent trustee candidates) by U.S. mail or other courier service to the Secretary of the Trust, 150 North Riverside Plaza, Chicago, Illinois 60606.

15

Correspondence addressed to the Board will be forwarded to the Chairman of the Nominating and Governance Committee and correspondence addressed to a specific Trustee will be forwarded to that Trustee.

Trustee Qualifications.  The following is a brief discussion of the experiences and qualifications that led to the conclusion, as of the date of this SAI, that each current Board member should serve as a Trustee. Generally, the professional, business and educational experience of each Trustee was considered in determining his or her qualifications to serve as a Trustee of the Trust. Each Trustee’s previous record of service, as applicable, as a Trustee or officer of the Trust was considered and served to demonstrate his or her understanding of and commitment to the Trust. With respect to each Trustee, the Board considered, among other factors, the following experiences and qualifications:

The Board considered Vann A. Avedisian’s professional experience serving in various executive positions with companies in the real estate industry, including co-founding and serving as a Managing Director of Oxford Capital Partners, Inc. and, currently, directing the capital market activities of Highgate Holdings, where he is a Principal. The Board considered the executive, financial, operations and risk management experience that Mr. Avedisian gained over the course of his career. The Board also considered Mr. Avedisian’s experience serving as a director of various private and public organizations, including service as the compensation committee chair of a public company.

The Board considered Kathleen T. Barr’s professional experience serving in various executive positions in the financial services industry, including serving as former owner of a registered investment adviser, Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors, LLC in 2009) and as Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds). The Board considered the executive, compliance, investment product, administrative, operations and risk management experience that Ms. Barr gained over the course of her career. The Board also considered Ms. Barr’s experience serving on the board of another mutual fund group and serving as a member of the Governing Council of the Independent Directors Council.

The Board considered Stephanie G. Braming’s professional experience in the financial services industry, including as a Partner of William Blair Investment Management, LLC and William Blair & Company, L.L.C. where she serves on the executive committee and as the global head of William Blair’s Investment Management division. The Board considered the executive, investment and financial experience that Ms. Braming gained over the course of her career. The Board also considered that because of Ms. Braming’s positions with William Blair, she is involved in the day-to-day management of the Adviser and the Trust.

The Board considered Daniel N. Leib’s professional experience serving in various executive positions with companies in the printing, advertising and marketing and retail industries, including currently serving as Chief Executive Officer of Donnelley Financial Solutions, Inc., and prior thereto serving in roles as Executive Vice President, Chief Financial Officer, Senior Vice President and Treasurer, of R.R. Donnelley & Sons Company. The Board considered the executive, financial (including treasury and pension oversight), operations and risk management experience that Mr. Leib gained over the course of his career.

The Board considered the executive, audit, and risk management experience that Dorri C. McWhorter gained over the course of her career. The Board considered Ms. McWhorter’s professional experience as a certified public accountant and auditor, including her experience as a partner at Crowe Horwath LLP, where she was responsible for risk consulting, and her experience as Director of Internal Audit for a public company. The Board likewise considered Ms. McWhorter’s executive experience, including her current position as Chief Executive Officer of YWCA Metropolitan Chicago. Further, the Board considered Ms. McWhorter’s service as a board member for various professional organizations, including the American Institute of Certified Public Accountants and the Chicago Finance Exchange.

16

The Board considered Arthur J. Simon’s professional training and experience as an attorney and his executive experience gained as a Partner of William Blair Investment Management, LLC and William Blair & Company, L.L.C., including serving on William Blair’s executive committee and as General Counsel of William Blair. The Board considered the legal and executive experience that Mr. Simon gained over the course of his career. The Board considered that because of Mr. Simon’s position with William Blair, he is involved in the day-to-day management of the Adviser and the Distributor.

The Board considered Thomas J. Skelly’s professional experience serving in various executive positions at Accenture, including his experience as the managing partner of Accenture’s U.S. operations and as the chairman of the Accenture Pension Fund. The Board considered the executive, operations, information technology, financial and investment experience that Mr. Skelly gained over the course of his career. The Board also considered Mr. Skelly’s experience serving as a director or trustee of a public company and various private organizations. Further, the Board considered Mr. Skelly’s service on various advisory boards for private and public companies.

The Board considered Steven R. Zenz’s professional training and experience as a certified public accountant and auditor, including his experience as a partner of KPMG LLP providing advice to clients in a variety of industries and serving as Partner in Charge of KPMG’s Minneapolis-based Investment Banking Practice as well as various other leadership roles within KPMG LLP. The Board considered the executive, financial and audit experience that Mr. Zenz gained over the course of his career. Further, the Board considered Mr. Zenz’s experience serving on the boards of other public and private companies and organizations.

References to the experience and qualifications of the Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Trustee Compensation.  Trustees who are not affiliated with the Adviser receive an annual retainer plus per meeting fees (which vary depending on whether attendance is in person or by telephone). Trustees also receive compensation for attendance at committee meetings (except for the Valuation Committee for which the Trustees receive no additional compensation). The Lead Independent Trustee and the Chairmen of the Audit Committee, Compliance Committee and Nominating and Governance Committee each receive an additional retainer for serving in such positions. The Independent Trustees receive one-half of the annual retainer in cash and the other half is invested in Fund shares as directed by the Independent Trustees. The Trustees and officers affiliated with the Adviser receive no compensation from the Trust.

The following table sets forth the compensation earned by the Independent Trustees from the Funds and the Trust for the fiscal year ended December 31, 2018:

Trustee	Aggregate Compensation from the Funds			Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement		Aggregate Compensation from the Trust(1)
Vann A. Avedisian	$	[	•]	$0		$0	$	[	•]
Kathleen T. Barr	$	[	•]	$0	$		$	[	•]
Daniel N. Leib	$	[	•]	$0	$		$	[	•]
Dorri C. McWhorter(2)		—		—		—		—
Thomas J. Skelly	$	[	•]	$0	$		$	[	•]
Steven R. Zenz	$	[	•]	—		—	$	[	•]

Total Trustee Compensation(3)	$	[	•]	$0		$0	$	[	•]

(1)	As of December 31, 2018, the Trust was offering 21 separate series.
(2)	Dorri C. McWhorter was appointed to the Board effective February 21, 2019.
(3)	Includes $[•] in compensation paid in 2018 to an Independent Trustee who has since retired.

17

Trustees’ and Officers’ Holdings of Fund Shares.  The following table sets forth, for each Trustee, the dollar range of shares owned in each Fund as of December 31, 2018, as well as the aggregate dollar range of shares owned in the Trust as of the same date.

Name of Trustee and Dollar Range of Fund Shares Beneficially Owned
	Interested Trustees		Independent Trustees
Name of Fund	Stephanie G. Braming	Arthur J. Simon	Vann A. Avedisian	Kathleen T. Barr	Daniel N. Leib	Dorri C. McWhorter (1)	Thomas J. Skelly	Steven R. Zenz
Growth Fund	[•]	[•]	[•]	[•]	[•]	None	[•]	[•]
Large Cap Growth Fund	[•]	[•]	[•]	[•]	[•]	None	[•]	[•]
Mid Cap Growth Fund	[•]	[•]	[•]	[•]	[•]	None	[•]	[•]
Small-Mid Cap Growth Fund	[•]	[•]	[•]	[•]	[•]	None	[•]	[•]
Small-Mid Cap Value Fund	[•]	[•]	[•]	[•]	[•]	None	[•]	[•]
Small Cap Growth Fund	[•]	[•]	[•]	[•]	[•]	None	[•]	[•]
Small Cap Value Fund	[•]	[•]	[•]	[•]	[•]	None	[•]	[•]
International Developed Plus Fund	[•]	[•]	[•]	[•]	[•]	None	[•]	[•]
International Growth Fund	[•]	[•]	[•]	[•]	[•]	None	[•]	[•]
Income Fund	[•]	[•]	[•]	[•]	[•]	None	[•]	[•]
Aggregate Dollar Range of Trust Shares Owned(2)	[•]	[•]	[•]	[•]	[•]	None	[•]	[•]

(1)	Ms. McWhorter was appointed to the Board of Trustees effective February 21, 2019.
(2)	As of December 31, 2018, the Trust consists of 21 series, including the Funds.

As of [•], 2019, the Trustees and officers, as a group, owned (or held or shared investment or voting power with respect to) more than 1% of the outstanding shares of each Fund listed in the table below, including Class N and Class I shares of the Funds which are offered in a separate statement of additional information and prospectus. For all other Funds, the Trustees and officers, as a group, owned less than 1% of the Fund’s outstanding shares.

Name of Fund	Percent of Shares
[•]	[	•]

Trustees’ Holdings in Certain Affiliates of the Adviser.  In addition to investing in the various Funds, Independent Trustees may from time to time invest in limited partnerships that are managed by the Adviser or an affiliate of the Adviser. The Independent Trustees may also from time to time, invest in third party investment ventures in which affiliates and employees of the Adviser also invest. In addition, [•] employ the Adviser to manage assets that they control.

Principal Shareholders.  The following table provides certain information as of [•], 2019 with respect to persons known to the Trust to be record holders of 5% or more of a class of shares of the following Funds. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a Fund can control the Fund and could determine the outcome of a shareholders’ meeting. No information is presented for Class R6 shares of the Funds because Class R6 shares did not commence operations until [•], 2019.

Name and Address of Record Owner	Percent of Class’ Outstanding Common Shares
[•]	[	•]%

Brokerage and Fund Transactions.  Decisions on portfolio transactions (including the decision to buy or sell, the appropriate price, allocation of brokerage, use of a broker as agent or dealer as principal and negotiation of commissions) normally are made by the Adviser. In purchasing and selling portfolio securities, the Trust seeks to obtain the most favorable overall result, taking into account the net price, the method of execution and research

18

services provided by the broker. Such research services include economic forecasts and analytical, narrative and statistical reports on industries and companies for consideration by the Trust and the Adviser’s other clients.

Portfolio transactions may increase or decrease the return of a Fund depending upon the Adviser’s ability to efficiently execute such transactions. A portfolio turnover rate for any year is determined by dividing the lesser of sales or purchases (excluding in either case cash equivalents, such as short-term corporate notes) by the portfolio’s monthly average net assets and multiplying by 100 (with all securities with maturities and expirations of one year or less excluded from the computation). A Fund’s turnover rate will vary from year to year due to, among other things, a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in the Adviser’s investment outlook.

Selection of a broker for a particular portfolio transaction depends on many factors, some of which are subjective and that include the net price, confidentiality, reliability, integrity, size and nature of the transaction and the market in which it is to occur and any research or other services that the broker has provided. The Adviser does not consider the sale of Fund shares in selecting brokers. Transactions in over-the-counter securities are generally executed as principal trades with primary market makers, except where it is believed that a better combination of price and execution could otherwise be obtained. The Adviser determines the overall reasonableness of brokerage commissions and of premiums and discounts on principal transactions (which do not involve commissions) by review of comparable trades for the Adviser’s other clients and in the market generally. If more than one broker is believed to be equally qualified to effect a portfolio transaction, the Adviser may assign the transaction to a broker that has furnished research services, but the Adviser has no agreement, formula or policy as to allocation of brokerage.

The Trust may pay to brokers that provide research services to the Adviser a commission higher than another broker might have charged if the Adviser determines that the commission is reasonable in relation to the value of the brokerage and research services that are provided, viewed in terms of either the particular transaction or the Adviser’s overall responsibility to its advisory accounts. The extent to which such commissions exceed commissions solely for execution cannot be determined, but such research services, which are involved in portfolio transactions for the Trust and for the Adviser’s other advisory accounts, can be of benefit to both the Trust and such other accounts. The value of research services that are provided by brokers who handle portfolio transactions for the Trust cannot be precisely determined and such services are supplemental to the Adviser’s own efforts, which are undiminished thereby. The Adviser does not believe that its expenses are reduced by reason of such services, which benefit the Trust and the Adviser’s other clients. The Adviser receives research products and services from broker/dealers and third parties in the form of written reports on individual companies and industries of particular interest to the Adviser, general economic conditions, pertinent federal and state legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community and industry experts; comparative performance and evaluation and technical measurement services for issuers, industries and the market as a whole; access to and monitoring of equity valuation models; and services from recognized experts on investment matters of particular interest to the Adviser.

The Adviser also participates in “commission sharing arrangements” and “client commission arrangements” under which the Adviser may effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to the Adviser. The Adviser also utilizes Electronic Communication Networks and other alternative trading platforms (collectively, “ECNs”) to execute trades in connection with commission sharing arrangements. In such instances, the Adviser will execute a trade with the ECN and pay a commission to the ECN. The ECN will then credit a negotiated portion of the commission to a broker as requested by the Adviser for the purpose of funding a pool to be used to pay for research services received by the Adviser from other firms. In addition, the ECN will credit a further portion of the commission to the broker for its services in administering the commission sharing arrangements. The commission sharing and client commission arrangements, as well as the research provided in

19

connection with such arrangements, are intended to comply with Section 28(e) of the Securities Exchange Act of 1934, as interpreted by the SEC. The Adviser believes that participating in commission sharing and client commission arrangements enable the Adviser to consolidate payments for research through one or more channels using accumulated client commissions or credits from transactions executed through a particular broker-dealer or ECN to obtain research provided by other firms. Such arrangements also help to provide the continued receipt of research services while facilitating best execution in the trading process. The Adviser also believes such research services are useful in its investment decision-making process by, among other things, providing access to a variety of high quality research, access to individual analysts and availability of resources that might not be available to the Adviser absent such arrangements.

During the fiscal years ended December 31, 2018, 2017 and 2016, each Fund paid total brokerage fees in the amounts shown in the table below. None of the brokerage fees paid by the Funds were paid to a broker that was an affiliated person of the Trust or to a broker of which an affiliated person was an affiliated person of the Trust or of the Adviser.

Fund	2018			2017	2016
Growth Fund	$	[	•]	$203,313	$382,664
Large Cap Growth Fund		[	•]	30,135	29,740
Mid Cap Growth Fund		[	•]	56,999	96,435
Small-Mid Cap Growth Fund		[	•]	758,252	776,535
Small-Mid Cap Value Fund		[	•]	2,508	2,894
Small Cap Growth Fund		[	•]	623,510	663,093
Small Cap Value Fund		[	•]	375,508	418,941
International Developed Plus Fund		[	•]	137,459	99,966
International Growth Fund		[	•]	4,467,457	5,901,617
Income Fund		[	•]	—	—

The Adviser does not use the Funds’ brokerage commissions to pay for non-research items. During the fiscal year ended December 31, 2018, the following amounts of brokerage commissions for each Fund were used to pay third parties for third party research.

Fund	2018
Growth Fund	$	[	•]
Large Cap Growth Fund		[	•]
Mid Cap Growth Fund		[	•]
Small-Mid Cap Growth Fund		[	•]
Small-Mid Cap Value Fund		[	•]
Small Cap Growth Fund		[	•]
Small Cap Value Fund		[	•]
International Developed Plus Fund		[	•]
International Growth Fund		[	•]

Purchases and sales of fixed income securities for the Income Fund usually are principal transactions, either directly with the issuer or with an underwriter or market maker, in which case brokerage commissions are not paid by the Fund. [Brokerage commissions, if any, paid by the Income Fund during the fiscal years ended December 31, 2018, 2017 and 2016 are shown in the table above. The commissions paid by the Income Fund during 2018, 2017 and 2016 related to the use of certain fixed-income hedging techniques.] Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers will include the spread between the bid and asked prices. The primary consideration in the allocation of transactions is prompt execution of orders in an effective manner at the most favorable price.

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Generally, the investment decisions for the Funds are reached independently from those for other accounts managed by the Adviser. However, some other accounts may make investments in the same type of instruments or securities as the Funds at the same time as the Funds. Such other accounts may include private investment funds operated by the Adviser that compete directly with the Funds for securities—particularly those sold in private placements or initial public offerings (“IPOs”); the Adviser and its personnel may stand to benefit more personally from good investment performance by these private investment funds than by equivalent performance of the Funds. In those instances where the Funds and another client of the Adviser trade in the same type of instrument at the same time, the Adviser has established allocation procedures to allocate such trades among its various clients and the Funds equitably. In some cases this procedure may affect the size or price of the position obtainable for the Funds.

Although the Adviser may execute portfolio transactions for the Funds under conditions set forth in applicable rules of the SEC and in accordance with procedures adopted by the Board of Trustees, the Adviser or any affiliated broker-dealer of the Adviser is not compensated for executing portfolio transactions for the Funds. The Funds may purchase securities from other members of an underwriting syndicate of which the Adviser or an affiliated broker-dealer is a participant, but only under conditions set forth in applicable rules of the SEC and in accordance with procedures adopted by the Board of Trustees.

The Funds are required to identify any securities of their “regular brokers or dealers” (as defined in the 1940 Act) that the Funds have acquired during the most recent fiscal year. The following table sets forth the securities of its regular broker-dealers, if any, held by each Fund as of December 31, 2018:

Fund	Broker-Dealer	Amount (in $000s)
[•]	[•]	$	[	•]

		$	[	•]

Disclosure of Portfolio Holdings.  The Funds do not disseminate nonpublic information about portfolio holdings except in accordance with the Trust’s policies and procedures. The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holding information to be shared with the Trust’s service providers and others who generally need access to such information in the performance of their duties and responsibilities, such as the Trust’s Adviser, custodian, pricing services, fund accountants, independent public accountants, attorneys, officers and trustees. In addition, a Fund’s portfolio holdings may be discussed with third parties (e.g., broker/dealers) for the purpose of analyzing or trading such securities. Portfolio holding information may also be disclosed to rating agencies and companies that collect information about mutual funds (such as Morningstar, Inc., Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and Broadridge Financial Solutions, Inc.) only after its public disclosure.

Each Fund’s (except for the Small Cap Growth Fund and the Small Cap Value Fund) complete portfolio holdings as of the end of each calendar month are posted on the Trust’s website, www.williamblairfunds.com, on or about fifteen days after the month-end. The Small Cap Growth Fund’s and the Small Cap Value Fund’s complete portfolio holdings as of the end of each calendar month are posted on the Trust’s website on or about thirty days after the month-end. This posted information generally remains accessible for thirty days, until the Trust posts the information for the next calendar month to the Trust’s website. A Fund’s specific portfolio holdings may be disclosed sooner than fifteen or thirty days, as applicable, after the month-end if they are publicly disseminated (e.g., via the Trust’s website or interviews with the news media).

Any disclosure of portfolio holdings or characteristics not addressed by the Trust’s policies and procedures must be submitted to the Chief Compliance Officer for review before dissemination. Prior to such disclosure, the Chief Compliance Officer must make a good faith determination in light of the facts then known that a Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund

21

and that the recipient assents or otherwise has a duty to keep information confidential and agrees in writing not to disclose, trade or make any investment recommendation based on the information received. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information.

The Chief Compliance Officer provides the Board of Trustees or the Compliance Committee thereof with reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. Each Fund discloses its portfolio holdings to the extent required by law.

INVESTMENT POLICIES AND RESTRICTIONS

The Trust has adopted certain fundamental investment restrictions for each Fund that, along with the Fund’s investment objective, cannot be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund, which is defined in the 1940 Act to mean the lesser of (a) 67% of the shares of the portfolio at a meeting where more than 50% of the outstanding voting shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding voting shares of the Fund. Each Fund has elected to be classified as a diversified series of an open-end management investment company. As a diversified series of an open-end management investment company, each Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. Each Fund’s election to be classified as diversified under the 1940 Act may not be changed without approval by holders of a majority of the outstanding voting securities of the Fund. All percentage restrictions on investments apply at the time the investment is made and shall not be considered to violate the applicable limitation unless, immediately after or as a result of the investment, a violation of the restriction occurs. There can be no assurance that a Fund will meet its investment objective.

Except as otherwise noted, the following fundamental investment restrictions apply to each Fund:

Concentration.  Each Fund except the Small-Mid Cap Value Fund:

The Fund will not make investments that will result in the concentration (as that term is defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities.

This restriction also does not limit the Fund from investing in instruments, such as repurchase agreements, secured by obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Small-Mid Cap Value Fund:

The Fund will not make investments that will result in the concentration (as that term is defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities issued by governments or political subdivisions of governments.

This restriction also does not limit the Fund from investing in instruments, such as repurchase agreements, secured by obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

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The SEC staff currently interprets concentration to mean investing more than 25% of a fund’s net assets in a particular industry or group of industries.

Senior Securities and Borrowing.  The Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

Underwriting.  The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate.  The Fund may not purchase or sell real estate unless the real estate is acquired as a result of ownership of securities or other instruments; and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein.

Commodities.  Each Fund except the Small-Mid Cap Value Fund:

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, this restriction shall not prevent the Fund from engaging in transactions involving futures contracts, options or other derivative instruments or investing in securities that are secured by physical commodities.

Small-Mid Cap Value Fund:

The Fund may not purchase or sell commodities unless acquired as a result of ownership of securities or other instruments; however, this restriction shall not prevent the Fund from engaging in transactions involving futures contracts, options or other derivative instruments or investing in securities that are secured by commodities.

Lending.  The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

The following are each Fund’s non-fundamental operating policies, which may be changed by the Trust’s Board of Trustees without shareholder approval.

The Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Developed Plus Fund and International Growth Fund may not:

(1)	Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities.

(2)

Sell securities short, unless the portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff and provided that transactions in futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(3)

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

Under normal market conditions, the Large Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of large cap companies.

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Under normal market conditions, the Mid Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of mid cap companies.

Under normal market conditions, the Small-Mid Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small and mid cap companies.

Under normal market conditions, the Small-Mid Cap Value Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small cap and mid cap companies.

Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small cap companies.

Under normal market conditions, the Small Cap Value Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small cap companies.

Under normal market conditions, the International Developed Plus Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

Under normal market conditions, the International Growth Fund invests at least 80% of its total assets in a diversified portfolio of equity securities, including common stock and other forms of equity investment (e.g., securities convertible into common stocks), issued by companies of all sizes domiciled outside the U.S. that the Adviser believes have above-average growth, profitability and quality characteristics.

Each Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy.

With respect to the Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund, the Small-Mid Cap Value Fund, the Small Cap Growth Fund and the Small Cap Value Fund: each Fund may invest up to 15% of its net assets (20% for the Small-Mid Cap Value Fund and the Small Cap Growth Fund) in foreign securities, which may include American Depository Receipts or substantially similar investments that are based on foreign securities; however, each Fund may invest only up to 5% of its net assets directly in foreign securities.

With respect to the International Developed Plus Fund and the International Growth Fund: for liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. None of the Funds have specific rating requirements for their short-term securities; however, the Adviser presently does not intend to invest more than 5% of any Fund’s net assets in securities rated lower than investment grade.

The Income Fund may not:

(1)

Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer.

(2)

Purchase more than 10% of any class of securities of any issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class.

(3)

Make short sales of securities or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions, provided that the Fund may engage in sales of to-be-announced (TBA) securities and that transactions in futures contracts or other derivative instruments are not deemed to constitute selling securities short.

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(4)	Purchase common stocks.

(5)	Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities.

(6)	Purchase preferred stocks, convertible preferred bonds or other equity securities.

INVESTMENT PRACTICES AND RISKS

The Prospectus describes each Fund’s investment objective as well as certain investment policies and investment techniques that the Fund may employ in pursuing its investment objective. The following discussion supplements the discussion contained in the Prospectus, including the Investment Glossary at the end of the Prospectus. Not all of the Funds may invest in all of the types of investments listed below.

Borrowings.  Note: Presently, the Funds only intend to borrow from banks for temporary or emergency purposes. However, each Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements).

Business Development Companies (“BDCs”).  Consistent with its investment objective and policies and subject to the limitations of the 1940 Act, each Fund may invest in BDCs. BDCs are a type of closed-end fund regulated under the 1940 Act, which typically invest in and lend to small- and medium-sized private companies that may lack access to public equity markets for capital raising. Under the 1940 Act, BDCs must invest at least 70% of the value of their total assets in certain asset types, which are typically the securities of private U.S. businesses. Additionally, BDCs must make available significant managerial assistance to the issuers of such securities. BDCs are not taxed on income distributed to shareholders provided they qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Funds will indirectly bear their proportionate share of any management and other expenses charged by the BDCs in which they invest.

Because BDCs typically invest in small and medium-sized companies, a BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are also subject to management risk, including management’s ability to meet the BDC’s investment objective, and management’s ability to manage the BDC’s portfolio during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change.

Collateralized Obligations.  General Information on Mortgage-Backed Securities.  Collateralized obligations include mortgage-backed collateralized obligations (“mortgage-backed securities”). Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA (Government National Mortgage Association), FNMA (Federal National Mortgage Association) and FHLMC (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

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The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the mortgage-backed security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-backed security, the volatility of such mortgage-backed security can be expected to increase. For example, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce it.

Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

Guaranteed Mortgage Pass-Through Securities.  Mortgage pass-through securities represent participation interests in pools of residential mortgage loans originated by United States governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicers of the underlying mortgage loans. The guaranteed mortgage pass-through securities in which a Fund will invest will include those issued or guaranteed by GNMA, FNMA and FHLMC.

GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes GNMA to guarantee the timely payment of the principal of and interest on certificates (“Ginnie Mae Certificates”) that are based upon and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act or Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans’ Administration under the Servicemen’s Readjustment Act of 1944, as amended (VA Loans), or by pools of other eligible mortgage loans. Ginnie Mae Certificates represent a pro rata interest in one or more pools of eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the United States Treasury with no limitations as to amount.

FNMA is a federally chartered corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

26

Each Fannie Mae Certificate will entitle the registered holder thereof to receive amounts representing the holder’s pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans) and any principal prepayments on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder’s proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government. FNMA has limited rights to borrow from the United States Treasury.

FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended. FHLMC was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of FHLMC currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

FHLMC guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. FHLMC also guarantees to each holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not always guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs last, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government. FHLMC has limited rights to borrow from the United States Treasury.

Until 2008, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. On September 7, 2008, the U.S. Treasury announced a federal takeover of FNMA and FHLMC, placing them in the conservatorship of the Federal Housing Finance Agency, a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC. First, the U.S. Treasury has entered into senior preferred stock purchase agreements (“SPSPAs”) under which, if the FHFA determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The SPSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the U.S. Treasury established a new secured lending credit facility that was available to FNMA and FHLMC until December 31, 2009. Third, the U.S. Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which terminated on December 31, 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful, or, with respect to initiatives that have expired, that the U.S. Treasury would undertake similar initiatives in the future.

Private Mortgage Pass-Through Securities.  Private mortgage pass-through securities (“private pass-throughs”) are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private pass-throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private pass-throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. See “Types of Credit Support,” below.

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Collateralized Mortgage Obligations (“CMOs”).  A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Mortgage TBAs.  A Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (“Mortgage TBAs”). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. To the extent a Fund purchases or sells Mortgage TBAs, the Fund is subject to the risk that the counterparty may fail to consummate the transaction, which could cause the Fund to miss the opportunity to obtain a price or yield considered to be advantageous. Mortgage TBAs may also have a leverage-like effect on a Fund and may cause a Fund to be more volatile. To the extent a Fund “rolls over” Mortgage TBAs prior to the settlement date the Fund may experience higher portfolio turnover and increased taxable gains. In addition, when a fund sells Mortgage TBAs, it incurs risks similar to those incurred in short sales. For example, when a Fund sells Mortgage TBAs without owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Mortgage Dollar Rolls.  In a mortgage dollar roll transaction, one party sells mortgage-backed securities, principally Mortgage TBAs, for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the period between the sale and repurchase in a mortgage dollar roll transaction, a Fund will not be entitled to receive interest and principal payments on securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Mortgage dollar rolls may be subject to leverage risks. In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains. The benefits of mortgage dollar rolls may depend upon the Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

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Stripped Mortgage-Backed Securities.  Stripped mortgage-backed securities (“SMBS”) are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage-backed securities. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage-backed securities, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all the interest (the interest-only or “IO” class), while the other class will receive all the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage-backed securities experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed and, accordingly, may have less liquidity than other securities. A Fund will invest only in IO and PO class mortgage obligations collateralized by securities guaranteed by the U.S. Government.

Types of Credit Support.  Mortgage-backed and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To mitigate the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “overcollateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based upon historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

Asset-Backed Securities.  The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure. A Fund, consistent with its investment objective and policies, may invest in these and other types of asset-backed securities that may be developed in the future.

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As with mortgage-backed securities, the yield characteristics of asset-backed securities differ from traditional debt securities. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. See “General Information on Mortgage-Backed Securities,” above. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Although certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities, during any particular period the predominant factors affecting prepayment rates on mortgage-backed securities and asset-backed securities may be different.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Inverse Floaters.  The Income Fund may invest in mortgage derivative products like inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. The income from an inverse floater may be magnified to the extent that its rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of magnification in an inverse floater, the greater the volatility in its market value. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The coupon of an inverse floating rate note moves inversely to the movement of interest rates. In addition, mortgage-backed inverse floaters will experience approximately the same changes in average lives and durations that other comparable fixed-rate mortgage-backed bonds do when prepayments rise and fall with declines and increases in interest rates. In a rising interest rate environment, the declining coupon coupled with the increase in the average life can magnify the price decline relative to a fixed-rate obligation. Conversely, rate declines increase coupon income and gradually shorten the average life, which tends to amplify the price increase. Inverse floaters are typically priced based on a matrix.

Convertible Securities.  Convertible securities are bonds, notes, debentures, preferred stocks and other securities that are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which the Funds may invest are either fixed income or zero coupon debt securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a

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yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments that provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds.

Derivative Instruments.  In General.  The Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Developed Plus Fund, International Growth Fund, and Income Fund may use derivative instruments solely for the purpose of bona fide hedging or risk management.

Derivative instruments are commonly defined to include securities or contracts whose values depend on (or “derive” from) the value of one or more other assets, such as securities, currencies or commodities. These “other assets” are commonly referred to as “underlying assets.” A derivative instrument generally consists of, is based upon or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (“OTC”) options (including caps, floors, collars and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

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Hedging.  The Funds may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to “lock-in” realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

Managing Risk.  The Funds may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt or foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than “traditional” securities (i.e., stocks or bonds) would.

Exchange and OTC Derivatives.  Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized derivatives contracts traded on a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Risks and Special Considerations.  The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

(1) Market Risk.  The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability to predict movements of the securities, currencies and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) Counterparty Risk.  The Funds will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

(3) Contractual Default and Cross-Default Risk.  A default by a Fund under a contract with any single counterparty (or the subsequent termination of such contract), in addition to triggering rights and remedies in favor of the counterparty, may result in or constitute a default by the Fund under other contracts with that counterparty (or any of its affiliates) and/or with other counterparties. Any default by a Fund under one of its contracts and any action taken by one or more counterparties following the Fund’s default could adversely affect the Fund and its investing activities.

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(4) Correlation Risk.  When a derivative transaction is used to hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and the hedged position are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

(5) Liquidity Risk.  Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange-traded derivatives are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC derivatives are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Funds might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Funds were unable to close out their positions in such instruments, they might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured or was closed out. The requirements might impair the Funds’ ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Funds sell a portfolio security at a disadvantageous time. The Funds’ ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Funds.

(6) Legal Risk.  Legal risk is the risk of loss caused by the legal unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside gain in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(7) Systemic or “Interconnection” Risk.  Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

(8) Regulatory Risk.  It is possible that government regulation of the use of derivatives by mutual funds or of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent a Fund from using derivatives as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent the Fund from using certain derivatives.

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The futures, options and swaps markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, Commodity Futures Trading Commission (“CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of futures, options and swaps transactions in the United States is a changing area of law and is subject to modification by government and judicial action.

In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law on July 21, 2010. The Dodd-Frank Act changed the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a legislative framework for OTC derivatives, including financial instruments, such as swaps, in which a Fund may invest. Title VII of the Dodd-Frank Act made broad changes to the OTC derivatives market, grants significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of many current OTC derivatives transactions. The CFTC and the SEC finalized the definition of “swap” and “security-based swap” and provided parameters around which contracts will be subject to further regulation under the Dodd-Frank Act.

Provisions in the Dodd-Frank Act include new capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. While certain of the rules are now effective, other rules are not yet final, so it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on the Fund. Since 2010, and most notably in 2015 and 2016, comprehensive legislation has been proposed that is intended to pare back some of the provisions of the Dodd Frank Act of 2010. Several executive orders intended to relieve the financial burden created by the Dodd-Frank Act were recently issued, although these executive orders only set forth general principles to be followed by federal agencies and do not mandate the wholesale repeal of the Dodd-Frank Act. The scope of the effect that passage of new financial reform legislation could have on U.S. securities, derivatives and commodities markets is not clear at this time because each federal regulatory agency would have to promulgate new regulations to implement such legislation. Nevertheless, regulatory reform may have a significant impact on U.S.-regulated entities

General Limitations on Derivatives.  The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the CFTC and various state regulatory authorities. In addition, the Funds’ ability to use derivative instruments may be limited by certain tax considerations. Effective December 31, 2012, the CFTC adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps, or if the fund markets itself as providing investment exposure to such instruments. To the extent the Funds use CFTC-regulated futures, options and swaps, they intend to do so below such prescribed levels and will not market themselves as “commodity pools” or vehicles for trading such instruments. Accordingly, the Adviser has claimed an exclusion from the definition of the term “commodity pool operator” with respect to each Fund under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. The Adviser is not, therefore, subject to registration or regulation as a “commodity pool operator” with respect to the Funds under the CEA.

Certain derivatives transactions expose a Fund to an obligation to make future payments to third parties. Examples of these types of transactions, include, but are not limited to, derivatives such as swaps, futures, forwards, and options.

In order for a Fund not to consider certain derivatives transactions borrowings under the 1940 Act, the Fund will either (1) segregate cash or liquid assets or (2) otherwise “cover” its future obligations under the transactions such as by holding an offsetting investment. The amount that needs to be segregated for a particular derivative

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investment will vary by investment. A Fund may be required to segregate the entire value of the investment or the daily net (mark-to-market) obligation. To the extent a Fund is only required to segregate the daily mark-to-market obligation, the Fund will have the ability to employ leverage to a greater extent than if it set aside cash or other liquid assets equal to the notional amount of the contract, which may increase the risk associated with such transactions.

Assets used as segregation or “cover” cannot be sold while the position in the corresponding transaction is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets for segregation and “cover” purposes could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Segregating assets or otherwise “covering” for these purposes does not necessarily limit the percentage of the assets of the Fund that may be at risk with respect to certain derivative transactions.

Options.  option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Funds may buy or write (sell) put and call options on assets, such as securities, currencies, futures, commodities, commodities indices and indices of debt and equity securities and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Funds may include European, American and Bermuda style options. If an option is exercisable only at maturity, it is a “European” option; if it is also exercisable prior to maturity, it is an “American” option. If it is exercisable only at certain times, it is a “Bermuda” option.

The purchase of a call option serves as a long position, and the purchase of a put option serves as a short position. Writing put or call options can enable the Funds to enhance income by reason of the premiums paid by the purchaser of such options. If a Fund uses options for hedging purposes, writing call options may serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Funds will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Funds could be considered illiquid. Writing put options may serve as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Funds will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Funds may effectively terminate a right or obligation under an option by entering into a closing transaction. For example, the Funds may terminate an obligation under a call or put option that they had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Funds may terminate a position in a put or call option they had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Funds to realize the profit or limit the loss on an option position prior to its exercise or expiration.

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The Funds may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Funds and the other party to the transaction (“counterparty”) (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Funds purchase or write an OTC option, they rely on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Funds as well as the loss of any expected benefit of the transaction.

The Funds’ ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Funds might be unable to close out an OTC option position at any time prior to its expiration. If the Funds were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Funds also may engage in options transactions as described above on securities indices and other financial or commodities indices and, in so doing, can achieve many of the same objectives they would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial or commodities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from their effectiveness.

Futures Contracts.  The Funds may enter into contracts for the purchase or sale for future delivery of equity or fixed-income securities, foreign currencies and contracts based on financial indices, including indices of U.S. Government securities or equity or foreign government securities, or commodities. The Funds may also purchase put and call options, and write covered put and call options, on futures in which they are allowed to invest. If a Fund uses futures for hedging purposes, the purchase of futures or call options thereon may serve as a long hedge, and the sale of futures or the purchase of put options thereon may serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Funds may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates.

Each Fund uses futures contracts solely for the purpose of bona fide hedging or risk management. A Fund’s primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of

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securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if a Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract based upon a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index, as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities. Although techniques other than sales and purchases of futures contracts could be used to reduce the Funds’ exposure to market or interest rate fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost through the use of futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument, index, security or commodity for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, security or commodity or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Funds realize a gain; if it is more, the Funds realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Funds realize a gain; if it is less, the Funds realize a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by the Funds upon entering into a futures contract. Instead, at the inception of a futures contract, the Funds are required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Funds at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Funds may be required by an exchange to increase the level of their initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Funds’ obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Funds have insufficient cash to meet daily variation margin requirements, they might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that

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provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Funds were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, they could incur substantial losses. The Funds would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Funds would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the underlying investments. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the underlying investments. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Swap Agreements.  Swap agreements include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default, variance and volatility swaps and related caps, floors and collars. Each Fund will use such instruments solely for the purpose of bona fide hedging or risk management, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return or spread. The Funds also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Funds anticipate purchasing at a later date. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts (see additional disclosure below regarding recent requirements under the Dodd-Frank Act for the clearing of swaps). In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (e.g., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements may include caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index exceeds a specified rate or amount, or “cap”; floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index falls below a specified level, or “floor”; and collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against movements in interest or values exceeding given minimum or maximum levels. The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has

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paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The “notional amount” of a swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Funds, the obligations of the parties would be exchanged on a “net basis.” Consequently, a Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash and/or other appropriate liquid assets.

Whether a Fund’s use of swap agreements will be successful depends, in part, on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on a Fund by the Code also may limit the Fund’s ability to use swap agreements.

The swap market has grown substantially in recent years with a large number of banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid. However, swap agreements may still be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Caps, floors and collars are more recent innovations for which standardized documentation has not been fully developed and, accordingly, swaps with these features are less liquid.

The swaps market was largely unregulated prior to the enactment of the Dodd-Frank Act. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the Funds may be authorized to invest. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse and publicly reported. In addition, many market participants are now regulated as swap dealers or major swap participants and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act are being implemented primarily through rules and regulations adopted by the SEC and/or the CFTC. The CFTC is responsible for the regulation of most swaps, and has completed most of its rules implementing the Dodd-Frank Act swap regulations. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits, but has not yet completed its rulemaking. [There is a prescribed phase-in period during which most of the mandated rulemaking and regulations are being implemented, and temporary exemptions from certain rules and regulations have been granted so that current trading practices will not be unduly disrupted during the transition period.]

As of the date of this SAI, central clearing is required only for certain market participants trading certain instruments, although central clearing for additional instruments is expected to be implemented by the CFTC until the majority of the swaps market is ultimately subject to central clearing. In addition, uncleared OTC swaps will be subject to regulatory collateral requirements that could adversely affect a Fund’s ability to enter into swaps in the OTC market. During 2015 and 2016, the CFTC and the US bank prudential regulators completed their rulemakings under the Dodd-Frank Act on margin for uncleared OTC swaps (and option agreements that

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qualify as swaps). Margin requirements went into effect for the largest swap entities in September 2016, and went into effect for financial end users in March 2017. Under these regulations, swap dealers (such as sell-side counterparties to swaps), major swap participants, and financial end users (such as buy-side counterparties to swaps who are not physical traders) are required in most instances, to post and collect initial and variation margin, depending on the regulatory classification of their counterparty. European and Asian regulators are also implementing similar regulations, which were scheduled to become effective on the same dates as the US-promulgated rules. As a result of these requirements, additional capital will be required to be committed to the margin accounts to support transactions involving uncleared OTC swaps and, consequently, these transactions may become more expensive. These developments could adversely impact the profitability (if any) to the Funds from entering into these transactions.

Until the mandated rulemaking and regulations are implemented completely, it will not be possible to determine the complete impact of the Dodd-Frank Act and related regulations on a Fund, and the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to value or trade. However, it is expected that swap dealers, major market participants and swap counterparties will experience other new and/or additional regulations, requirements, compliance burdens and associated costs. The legislation and rules to be promulgated may exert a negative effect on a Fund, either through limits or requirements imposed on the Fund or its counterparties. The swap market could be disrupted or limited as a result of the legislation, and the new requirements may increase the cost of a Fund’s investments and of doing business, which could adversely affect the Fund’s ability to buy or sell OTC derivatives.

Additional information about certain swap agreements that the Funds may be authorized to utilize is provided below.

Total Return Swaps.  A total return swap is a contract whereby two parties agree to make payments to each other based on the positive or negative performance of an underlying asset (e.g., security, index or other financial instrument). The payments to be made in connection with a total return swap are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested in the underlying asset). In certain total return swaps, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount.

Interest Rate Swaps.  Interest rate swaps involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Credit Default Swaps.  The Income Fund may enter into credit default swaps. A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Credit default swaps are used as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A Fund may be a buyer or seller of a credit default swap. Where a Fund is a seller of credit protection, it adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap which would be offset to the extent of its uncommitted cash or cash equivalents. A Fund will cover the full notional value of any credit default swap it sells. A Fund will only sell credit protection with respect to securities in which it would be authorized to invest directly.

If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will lose its premium payment and recover nothing. However, if a Fund is a buyer and a credit event occurs, a Fund will receive the full notional amount, or “par value,” of the reference obligation in exchange for the reference obligation or a payment equal to the difference in value between the full notional amount, or “par value,” of the reference obligation and the

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market value of the reference obligation. As a seller, a Fund receives a fixed rate of income reflecting the buyer’s premium payments through the term of the contract (typically between six months and three years), provided that there is no credit event. If a credit event occurs, a Fund must pay the buyer the full notional amount, or “par value,” of the reference obligation in exchange for the reference obligation or the difference in value between the full notional amount, or “par value,” of the reference obligation and the market value of the reference obligation. Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value and may be more susceptible to liquidity and credit risk.

Additional Derivative Instruments and Strategies.  In addition to the derivative instruments and strategies described above and in the Prospectus, the Adviser expects additional derivative instruments and other hedging or risk management techniques to develop from time to time. The Adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with the Funds’ investment objective and permitted by the Funds’ investment limitations, operating policies and applicable regulatory authorities.

Equity Securities.    Equity securities include common stocks, preferred stocks and securities convertible into common stocks. Common stock represents an ownership interest in a company. Preferred stock has a preference over common stock in liquidation, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may offer the opportunity for capital appreciation as well as periodic income. The value of the equity securities the Fund holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund’s share price may also decrease. In addition, there is the risk that individual securities may not perform as expected.

Fixed Income Securities.  Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Foreign Securities.  Each Fund may invest in foreign securities. The Income Fund may only invest in U.S. dollar denominated foreign securities. The Income Fund may invest in securities issued by foreign corporations. Investing in foreign securities involves a series of risks not present in investing in U.S. securities. Most of the foreign securities held by the Funds will not be registered with the SEC, nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Foreign companies and, in particular, companies in smaller and emerging markets are not generally subject to uniform accounting, auditing and financial reporting standards, or to other regulatory requirements comparable to those applicable to U.S. companies.

The costs attributable to foreign investing that a Fund must bear frequently are higher than those attributable to domestic investing; this is particularly true with respect to emerging markets. For example, the costs of maintaining custody of foreign securities exceeds custodian costs for domestic securities and transaction and

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settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income and capital gains from certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return of these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign tax to which a Fund would be subject. In addition, a Fund may invest in passive foreign investment companies, which are subject to additional federal income tax considerations, as described further in the “General Trust Information—Federal Income Tax Matters” section.

The economies of individual emerging market and developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) the absence of a capital market structure or market-oriented economy; and (vi) the possibility that favorable economic developments may be slowed or reversed by unanticipated economic, political or social events in such countries.

In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation in the past. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries.

Investments in some foreign countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to portfolio shareholders. Further, no accounting standards exist in certain foreign countries.

The Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

Foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to

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conduct such transactions. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in the value of such portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The system of share registration and custody in some emerging market countries may create certain risks of loss (including in some cases the risk of total loss) and the Funds may be required to establish special custodial or other arrangements before making investments in these countries. There is an increased risk of uninsured loss due to lost, stolen or counterfeit stock certificates or unauthorized trading, or other fraudulent activity.

Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, and have been economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which a Fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions may also have a particularly significant negative affect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Depository Receipts.  Foreign securities may be purchased through depository receipts, including American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European receipts evidencing a similar arrangement. For purposes of the Funds’ investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect foreign investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADR, EDR and GDR depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders with respect to the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as

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dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Forward Foreign Currency Transactions.  The foreign securities held by each Fund, except the Income Fund, will usually be denominated in foreign currencies and the Funds may hold foreign currency in connection with such investments. As a result, the value of the assets held by the Funds may be affected favorably or unfavorably by changes in foreign currency exchange rates, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Funds may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have historically experienced a steady devaluation relative to the U.S. dollar. Any continued devaluations in the currencies in which a Fund’s securities are denominated may have a detrimental impact on that Fund.

A Fund may enter into forward foreign currency contracts (“forward currency contracts”) in an effort to control some of the uncertainties of foreign currency rate fluctuations. The Funds may engage in forward currency contracts as an attempt to hedge against changes in foreign currency exchange rates affecting the values of securities that the Funds hold or intend to purchase. A forward currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. The Funds will not engage in forward currency contracts in which the specified future date is more than one year from the time of entering into the contract. Each Fund will not enter into a forward currency contract if such contract would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s securities or other assets denominated in that currency.

The Funds may use forward currency contracts to fix the value of certain securities it has agreed to buy or sell. For example, when a Fund enters into a contract to purchase or sell securities denominated in a particular foreign currency, the Fund could effectively fix the maximum cost of those securities by purchasing or selling a forward currency contract, for a fixed value of another currency, in the amount of foreign currency involved in the underlying transaction. In this way, a Fund can protect the value of securities in the underlying transaction from an adverse change in the exchange rate between the currency of the underlying securities in the transaction and the currency denominated in the forward currency contract during the period between the date the security is purchased or sold and the date on which payment is made or received.

The Funds may also use forward currency contracts to hedge the value, in U.S. dollars, of securities they currently own. For example, if a Fund held securities denominated in a foreign currency and anticipated a substantial decline (or increase) in the value of that currency against the U.S. dollar, the Fund may enter into a forward currency contract to sell (or purchase), for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of all or a portion of the securities held which are denominated in such foreign currency.

Upon the maturity of a forward currency transaction, a Fund may either accept or make delivery of the currency specified in the contract or, at any time prior to maturity, enter into a closing transaction that involves the purchase or sale of an offsetting contract. An offsetting contract terminates a Fund’s contractual obligation to deliver the foreign currency pursuant to the terms of the forward currency contract by obligating the Fund to purchase the same amount of the foreign currency, on the same maturity date and with the same currency trader, as specified in the forward currency contract. The Funds realize a gain or loss as a result of entering into such an offsetting contract to the extent the exchange rate between the currencies involved moved between the time of the execution of the original forward currency contract and the offsetting contract.

The use of forward currency contracts to protect the value of securities against the decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities the Fund owns or intends to

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acquire, but it does fix a future rate of exchange. Although such contracts minimize the risk of loss resulting from a decline in the value of the hedged currency, they also limit the potential for gain resulting from an increase in the value of the hedged currency. The benefits of forward currency contracts to a Fund will depend on the ability of the Adviser to accurately predict future currency exchange rates.

Foreign Currency Futures.  Each Fund, except the Income Fund, may enter into foreign currency futures. Generally, foreign futures contracts will be executed on a U.S. exchange. To the extent they are not, however, engaging in such transactions will involve the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic (U.S.) exchange regulates the activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the exchange may be liquidated by a transaction on the appropriate domestic market. Moreover, applicable laws or regulations will vary depending on the foreign country in which the foreign futures transaction occurs. Therefore, entities (such as the Funds) that trade foreign futures contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, CFTC regulations, the rules of the National Futures Association or those of a domestic (U.S.) exchange. In particular, monies received from customers for foreign futures transactions may not be provided the same protections as monies received in connection with transactions on U.S. futures exchanges. In addition, the price of any foreign futures and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the order for the futures contract is placed and the time it is liquidated, offset or exercised.

High-Yield/High-Risk Securities.  Each Fund, except the Income Fund, may invest in high-yield/high-risk securities. High-yield/high-risk securities (or “junk” bonds) are debt securities rated below investment grade by the primary rating agencies (such as Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Service, Inc.).

High-yield securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. Issuers of such high-yield securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high-yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high-yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a Fund’s net asset value.

A Fund may have difficulty disposing of certain high-yield securities because they may have a thin trading market. Because not all dealers maintain markets in all high-yield securities, a Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund’s ability to dispose of particular issues and may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a Fund’s assets. Market quotations generally are available on many high-yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Adverse publicity and investor perceptions may decrease the values and liquidity of high-yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

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Illiquid Securities.  Illiquid securities are any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Board of Trustees has delegated to the Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight for such determinations. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper, may be considered liquid under procedures adopted by the Board of Trustees. With respect to Rule 144A securities, the Adviser will consider the trading markets for the specific Rule 144A security, taking into account the unregistered nature of a the security in addition to the (1) frequency of trades and quotes; (2) number of dealers and potential purchasers; (3) dealer undertakings to make a market; (4) nature of the security, and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (5) the likelihood that the security’s marketability will be maintained throughout anticipated holding period. The Adviser may deem Section 4(2) commercial paper liquid only if the Adviser determines: (1) the commercial paper is not traded flat or in default as to principal and interest; (2) is rated in one of the two highest rating categories by at least two nationally rated statistical rating organizations (“NRSRO”), or if only one NRSRO rates the security, by that NRSRO, or is determined by the portfolio manager(s) to be of equivalent quality; and (3) the portfolio manager(s) considers the trading market for the specific security taking into account all relevant factors. With respect to a Fund’s foreign holdings or unregistered securities, a foreign or unregistered security may be considered liquid by the Adviser (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market or resold to institutional investors and the facts and circumstances support a finding of liquidity.

The Board of Trustees will adopt a Liquidity Risk Management Program as required by the 1940 Act, pursuant to which the administrator of the Liquidity Risk Management Program (the “Liquidity Risk Management Program Administrator”) will determine and monitor each security’s liquidity. The Board of Trustees has designated the Adviser’s Liquidity Risk Management Committee, which is a multidisciplinary committee comprised of individuals serving in various roles in different departments with the Adviser, as the Liquidity Risk Management Program Administrator.

Investment Companies.  Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission to other registered investment companies on which the Funds may rely), each Fund, except the Income Fund, may invest in the shares of investment companies that may include exchange-traded funds or business development companies. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, when a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit diversified investments in foreign markets that are smaller than those in which a Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of a Fund’s assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles should provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, when a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Lending.  The Funds have no present intention to lend portfolio securities.

Limited Liability Companies (“LLCs”).  Consistent with its investment objective and policies and subject to the limitations of the Code and the 1940 Act, each Fund may invest in common units or other securities of LLCs, including preferred units, subordinated units and debt securities. LLC common units represent an equity

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ownership interest in an LLC, entitling the holder to a share of the LLC’s success through distributions and/or capital appreciation. LLCs typically do not pay federal income tax at the entity level and are typically required by their operating agreements to distribute a large percentage of their current operating earnings. In the event of liquidation, LLC common unit holders have a right to the LLC’s remaining assets after bond holders, other debt holders and preferred unit holders, if any, have been paid in full. LLC common units may trade on a national securities exchange or over-the-counter.

New Companies.  The Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund, the Small-Mid Cap Value Fund, the Small Cap Growth Fund the Small Cap Value Fund, the International Developed Plus Fund, and the International Growth Fund may invest their assets in the securities of companies with continuous operations of less than three years (“new companies”). Investments in new companies involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of new companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Funds to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones.

Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. Therefore, an investment in the Funds may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in more established, larger companies.

Publicly Traded Partnerships.  Publicly traded partnerships are limited partnerships (or limited liability companies), the units of which are listed and traded on a securities exchange. The Funds may invest in publicly traded partnerships that are treated as partnerships for federal income tax purposes. These include master limited partnerships (“MLPs”) and other entities qualifying under limited exceptions in the Code. Many MLPs derive income and capital gain from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource, or from real property. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The Funds may purchase common units of an MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but a Fund will be required for federal income tax purposes to include in its taxable income its allocable share of the MLP’s income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by a Fund are less than that Fund’s allocable share of the MLP’s income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units of a particular MLP are also exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Funds. In addition, the value of a

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Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. If an MLP does not meet current federal income tax requirements to maintain partnership status, or if it is unable to do so because of federal income tax law changes, it would be taxed as a corporation. In that case, the MLP would be obligated to pay federal income tax at the entity level and distributions received by a Fund generally would be taxed as dividend income for federal income tax purposes. As a result, there could be a reduction in a Fund’s cash flow and there could be a material decrease in the value of that Fund’s shares. A Fund will not acquire any interests in MLPs that are believed to expose the assets of the Fund to liabilities incurred by the MLP.

Real Estate Investment Trusts (“REITs”).  REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter. REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic conditions. In addition, the failure of a REIT to continue to qualify as a REIT for federal income tax purposes would have an adverse effect upon the value of an investment in that REIT.

Repurchase Agreements.  In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. The Adviser will review and monitor the creditworthiness of broker-dealers and banks with which a Fund enters into repurchase agreements. A Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

Restricted Securities.  Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. If through the appreciation of restricted securities or the depreciation of unrestricted securities, a Fund would be in a position where more of its net assets are invested in illiquid securities, including restricted securities that are not readily marketable (except for 144A Securities and 4(2) commercial paper deemed to be liquid), than is permitted by its investment restrictions, the Fund will take such steps as it deems advisable, if any, in accordance with its procedures for monitoring liquidity.

Royalty Income Trusts.  A royalty income trust is a trust whose securities are listed on a securities exchange, generally in Canada or the U.S., and that controls an underlying company whose business is the acquisition,

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exploitation, production and sale of oil and natural gas. Royalty income trusts generally pay out to unit holders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on royalty income trust units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policies adopted. As a result of distributing the bulk of their cash flow to unit holders, the ability of a royalty income trust to finance internal growth through exploration is limited. Royalty income trusts generally grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Small Companies.  While smaller companies generally have the potential for rapid growth, investments in smaller companies often involve greater risks than investments in larger, more established companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. These risks are intensified for investments in micro-cap companies. Investors should be aware that, based on the foregoing factors, an investment in Mid Cap Growth Fund, Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund, Small Cap Growth Fund, and Small Cap Value Fund, and, to a lesser extent, Growth Fund, Large Cap Growth Fund, International Developed Plus Fund, and International Growth Fund may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Adviser’s research efforts may also play a greater role in selecting securities for the portfolio than in a fund that invests in larger, more established companies.

Special Purpose Acquisition Companies.  The Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund, the Small-Mid Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the International Developed Plus Fund, and the International Growth Fund may invest in stock, warrants and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover operating expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the SPAC dissolves and returns to investors their pro rata share of the assets. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition that will be subject to shareholder approval. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.

Temporary Defensive Position.  Each Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed if, in the judgment of the Adviser, investments in a Fund’s usual markets or types of investments become decidedly unattractive because of current or anticipated non-normal market conditions, including adverse economic, financial, political and social factors. For temporary defensive purposes, a Fund may invest up to 100% of its assets in other types of securities or assets, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. At such time as the Adviser determines that a Fund’s defensive strategy is no longer warranted, a Fund will adjust its portfolio back to its normal complement of securities as soon as practicable. When a Fund is invested defensively, it may not meet its investment objective.

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U.S. Government Securities.  There are two broad categories of U.S. Government-related debt instruments: (a) direct obligations of the U.S. Treasury, and (b) securities issued or guaranteed by U.S. Government agencies.

Examples of direct obligations of the U.S. Treasury are Treasury bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the “full faith and credit” of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury, while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

U.S. Government securities may include “zero coupon” securities that have been stripped by the U.S. Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality.

Interest rates on U.S. Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the U.S. Government securities in a Fund’s portfolio does not guarantee the net asset value of the shares of a Fund. There are market risks inherent in all investments in securities and the value of an investment in a Fund will fluctuate over time. Normally, the value of investments in U.S. Government securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in U.S. Government securities will tend to decline, and as interest rates fall the value of a Fund’s investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain mortgage-backed securities, such as Ginnie Mae Certificates. Prepayments of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to a Fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of mortgage-backed securities may decline, resulting in the extension of a Fund’s average portfolio maturity. As a result, a Fund’s portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities.  The Income Fund may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as the London Interbank Offered Rate (LIBOR), a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. The Fund may invest in Variable Rate Securities that have a demand feature entitling the Fund to resell the securities to the issuer or a third party at an amount approximately equal to the principal amount thereof plus accrued interest (“Variable Rate Demand Securities”). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in

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the values of the instruments. Many of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities.

Warrants.  Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued or Delayed Delivery Transactions.  Each Fund may purchase newly issued securities on a when-issued basis and may purchase or sell portfolio securities on a delayed delivery basis (including on a to-be-announced (TBA) basis). When a Fund purchases securities on a when-issued or a delayed delivery basis, it becomes obligated to purchase the securities and it has all the rights and risks attendant to ownership of the securities, although delivery and payment occur at a later date. A Fund will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

At the time a Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. Normally, settlement occurs within one month of the purchase or sale.

To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring securities consistent with the Fund’s investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. A Fund may also engage in when-issued or delayed delivery purchases for the purpose of managing risk associated with interest rate changes. Each Fund reserves the right to sell securities purchased on a when-issued or delayed delivery basis before the settlement date if deemed advisable.

ADDITIONAL INFORMATION ABOUT THE FUNDS

General.  The public offering price of all share classes of a Fund is the next determined net asset value. No initial sales charge or contingent deferred sales charge is imposed. Since a Fund’s shares are sold without an initial sales charge, the full amount of the investor’s purchase payment will be invested in shares for the investor’s account. Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by the Distributor or the transfer agent of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see “General Trust Information—Determination of Net Asset Value”) and transmitted to the Distributor or the transfer agent prior to a specified time before the start of the next business day will be confirmed at a price based on the net asset value determined on the day the order was received by the dealer or financial services firm (“trade date”). The Funds reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

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The Funds reserve the right to withdraw all or any part of the offering made by this Statement of Additional Information and reject purchase orders. Also, from time to time, each Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Certain financial intermediaries are authorized to accept purchase and redemption orders for the Funds’ shares. Those financial intermediaries may also designate other parties to accept purchase and redemption orders on the Funds’ behalf. Orders for purchase or redemption will be deemed to have been received by the Trust when such financial intermediaries or their authorized designees accept the orders. Subject to the terms of the contract between the Distributor and the financial intermediary, ordinarily orders will be priced at the Fund’s net asset value next computed after acceptance by such financial intermediaries or their authorized designees. Further, if purchases or redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through any other financial intermediary, that financial intermediary may, at its discretion, charge a fee for that service. The Trust and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trust and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

Share Certificates.  Share certificates will not be issued for any share class of the Funds.

Suspension of Redemption or Delay in Payment.  The Trust may not suspend the right of redemption or delay payment on its shares for more than seven days except (a) during any period when the New York Stock Exchange is closed (other than on weekends and customary holidays); (b) when trading in the markets that the portfolio normally utilizes is restricted or any emergency exists as determined by the SEC, so that disposal of a Fund’s investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the SEC may permit by order for protection of the Trust’s shareholders.

Special Redemptions.  Although it is the present policy of the Funds to redeem shares in cash, the Trust reserves the right to pay the redemption price in whole or in part by a distribution of portfolio instruments in lieu of cash, in conformity with the applicable rules of the SEC, taking such instruments at the same value used to determine net asset value and selecting the instruments in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving instruments and selling them before their maturity could receive less than the redemption value of such instruments and could also incur transaction costs. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem portfolio shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the portfolio during any 90-day period for any one shareholder of record. Distributions of portfolio instruments in redemption of shares is a taxable event to the redeeming shareholder for federal income tax purposes.

Exchange Privileges.  Class R6 shares may be exchanged for the same class of shares of another William Blair Fund that is open to new investors.

Class I shares of a Fund (which are offered in a separate prospectus) may be exchanged for Class R6 shares of the same Fund provided that your account meets the eligibility requirements for Class  R6 shares and you meet the Class R6 investment minimums discussed above.

GENERAL TRUST INFORMATION

Determination of Net Asset Value.  For each Fund, net asset value is determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m., Eastern time). Net asset value is not determined on the days that the New York Stock Exchange is closed, which generally includes the observance of New Year’s Day, Dr. Martin Luther King Jr. Day, President’s Day, Good Friday,

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Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value is not required to be computed on a day when no orders to purchase shares were received and no shares were tendered for redemption.

Domestic Equity Securities.  The value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices. Investments in other investment funds which are not traded on an exchange are valued at their respective net asset value per share.

Foreign Equity Securities.  The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when a Fund computes its net asset value could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, a Fund may use an independent pricing service to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale price (or the mean between the last reported bid and ask prices).

Domestic and Foreign Fixed-Income Securities.  Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Repurchase agreements are valued at cost, which approximates fair value.

Derivative Instruments.  Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. Futures contracts (and options and swaps thereon) are valued at the most recent settlement price on the exchange on which they are traded most extensively. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Over-the-Counter (“OTC”) swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Centrally cleared swaps listed or settled on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices.

Other Valuation Factors.  Securities, and other assets, for which a market price is not available, is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

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Federal Income Tax Matters.  The following is intended to be a general summary of certain federal income tax consequences of investing in one or more Funds. It is not intended as a complete discussion of all such tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable federal income tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service (“IRS”), possibly with retroactive effect. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.

Fund Taxation.  Each series (Fund) of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has qualified and elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify in the future. As such, and by complying with the applicable provisions of the Code regarding the sources of its income, the amount and timing of its distributions and the diversification of its assets, each Fund generally will not be subject to federal income tax on its taxable income (including net short-term and net long-term capital gains) that is distributed to shareholders in accordance with the requirements of the Code. However, a Fund would be subject to federal income tax at corporate rates on any undistributed taxable income.

In order to qualify as a regulated investment company, a Fund must, among other things, (i) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (“qualifying income”), (ii) distribute with respect to each taxable year an amount equal to or exceeding the sum of 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things dividends, interest and the excess of any net short-term capital gains over net long-term capital losses as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and 90% of its tax-exempt interest income, net of expenses allocable thereto and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities with such other securities limited, with respect to each issuer, to an amount no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (b) have no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The requirements for qualification as a regulated investment company may significantly limit the extent to which a Fund may invest in some investments.

Each Fund intends to declare and make distributions during the calendar year of an amount sufficient to prevent imposition of a nondeductible 4% federal excise tax. The required distribution generally is the sum of (1) at least 98% of a Fund’s ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gain net income for the twelve-month period ending on October 31 of such calendar year and (3) the sum of all undistributed ordinary income and capital gain net income from any prior year, less any over-distribution from any prior year.

If in any taxable year a Fund fails to qualify as a regulated investment company under the Code, such Fund would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions (including net tax-exempt interest income and net long-term capital gains, if any), to the extent derived from its current or accumulated earnings and profits, would generally constitute dividends. Such income would generally be eligible for the dividends received deduction available to corporate shareholders. Furthermore, individual and other non-corporate shareholders generally would be able to treat such distributions as “qualified dividend income” eligible for reduced rates of federal income taxation, provided in both cases certain holding period and other requirements are satisfied.

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If a Fund invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to shareholders to avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

The Funds may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues, as discussed above.

A Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

Special federal income tax provisions may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of a Fund’s securities. Specifically, the mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain options on broad-based equity indicies, forward contracts, futures and foreign currency futures held by a Fund at the end of its taxable year. Under these provisions, 60% of any gain or loss deemed to be recognized at the end of the Fund’s taxable year or arising from actual sales of such positions during the taxable year will generally be treated as long-term capital gain or loss, and 40% of any such gain or loss will generally be treated as short-term capital gain or loss. Although certain foreign currency forward contracts and foreign currency futures contracts are marked-to-market, any gain or loss related to foreign currency fluctuations is generally treated as ordinary income or loss under Section 988 of the Code (see below). In addition, the straddle rules of the Code require deferral of certain losses realized on positions of a straddle to the extent that the portfolio has unrealized gains in offsetting positions at year end. Furthermore, a Fund’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing such Fund to realize gain, but not loss, on the position.

Generally, the character of the income or capital gains that a Fund receives from another investment company, including certain ETFs, will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as regulated investment companies. However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, a Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

Each Fund may invest to a limited degree in publicly traded partnerships that are treated as partnerships for federal income tax purposes. Net income derived from an interest in a qualified publicly traded partnership, which generally includes MLPs, is treated as qualifying income from which a Fund must derive 90% of its gross income. However, at the end of each quarter of its taxable year, no more than 25% of the value of a Fund’s total

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assets may be invested in securities of qualified publicly traded partnerships. Income a Fund derives from an entity taxed as a partnership but not a qualified publicly traded partnership is treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the Fund. For federal income tax purposes, a Fund will be taxable on its allocable share of the income of an entity taxed as a partnership regardless of whether the Fund receives any distribution from the partnership. Thus, a Fund may be required to sell other securities in order to satisfy the distribution requirements imposed upon regulated investment companies and to avoid federal income and excise taxes. Distributions from a partnership to a Fund will constitute a return of capital to the extent of the Fund’s basis in the partnership. If a Fund’s basis is reduced to zero, distributions will constitute capital gains for federal income tax purposes.

For taxable years beginning after December 31, 2017 and before January 1, 2026, certain income from investments in MLPs is included in the “combined qualified business income amount” that is eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. Regulated investment companies currently cannot pass the special character of this income through to shareholders. As a result, direct investors in MLPs may be entitled to this deduction while investors that invest in a Fund that invest in MLPs will not.

Each Fund may invest to a limited degree in royalty income trusts. Distributions from such trusts will be treated as dividend income eligible under the 90% income test described above if the trust is treated as a corporation for U.S. federal income tax purposes. The Funds intend to invest only in royalty income trusts treated as corporations for U.S. federal income tax purposes.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions that involve certain foreign currency-denominated securities, certain foreign currency options, foreign currency forward contracts, foreign currencies or payables or receivables denominated in a foreign currency are generally subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. For example, if a Fund sold a foreign bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. If such transactions result in higher net ordinary income, the dividends paid by the Fund will be increased.

If a Fund receives an “excess distribution” with respect to stock in a passive foreign investment company (“PFIC”), the Fund itself may be subject to federal income tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. A foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under a qualified electing fund election that currently is available in certain circumstances, a Fund generally would be required to include in its gross income its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and treated as ordinary income or loss (subject to certain limitations). If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Funds have elected, or intend to elect, to mark-to-market their investments, if any, in PFICs. A Fund’s intention to qualify annually as a regulated investment company may limit its options with respect to PFIC shares.

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Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

A Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income.

Under a notice issued by the IRS, a portion of a Fund’s income from residual interests in real estate mortgage investment conduits (“REMICs”) or from a REIT (or other pass-through entity) that is attributable to the REIT’s residual interest in a REMIC or an equity interest in a taxable mortgage pool (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or taxable mortgage pool interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined by the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Shareholder Taxation.  Shareholders will be subject to federal income taxes on distributions made by the Funds out of earnings and profits whether received in cash or additional shares of the Funds. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than qualified dividend income, if any, will be taxable to shareholders as ordinary income. Distributions of qualified dividend income, as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Fund to its non-corporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied at both the Fund and shareholder levels. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to non-corporate shareholders at a maximum federal income tax rate of 20%, without regard to how long a shareholder has held shares of a Fund. Distributions of net investment income received by corporate shareholders of the Fund may qualify for the 50% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations during the year, provided that certain holding period and other requirements under the Code are satisfied at both the Fund and shareholder levels. Generally, however, dividends received on stocks of foreign issuers are not eligible for the dividends received deduction.

To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends

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received by a Fund’s shareholders to be treated as qualified dividend income, the Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with an exception for stock that is readily tradable on an established securities market in the United States) or (b) treated as a PFIC for its current or preceding taxable year or a surrogate foreign corporation that is not treated as a domestic corporation under Section 7874(b) of the Code.

For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. A Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITs may be entitled to the deduction.

Distributions declared by a Fund during October, November or December to shareholders of record during such months and paid by January 31 of the following year will be treated for federal income tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which they are declared, rather than in the calendar year in which they are received. After the close of each calendar year, each Fund will notify its shareholders of the amount and type of dividends and distributions it paid.

Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of a Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such a period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any net capital gain dividends paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a sale or exchange of shares will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the shares. In such case, the shareholder’s basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

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When a shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (TIN), certify that it is correct, and certify that he, she or it is not subject to backup withholding under IRS regulations. If a shareholder fails to provide a TIN or the proper tax certifications, each Fund is required to withhold 24% of all the distributions (including dividends and capital gain distributions) and redemption proceeds paid to the shareholder. Each Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Foreign Taxation.  Investment income received or capital gains recognized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The Funds may qualify for and make an election permitted under the “pass through” provisions of Section 853 of the Code, which allows a regulated investment company to elect to have its foreign tax credit taken by its shareholders. To be eligible for this credit, more than 50% of the value of the Fund’s total assets at the close of its taxable year must consist of stock or securities in foreign corporations, and the Fund must have distributed at least 90% of its (i) investment company taxable income (determined without regard to the deduction for dividends paid) and (ii) net tax-exempt interest income, if any, for such taxable year.

If a Fund makes this election, it may not take any foreign tax credit and may not take a deduction for foreign taxes paid. However, the Fund would be allowed to include the amount of foreign taxes paid in its dividends paid deduction. Each shareholder would include in his, her or its gross income, and treat as paid by such shareholder, his, her or its proportionate share of the foreign taxes paid by the Fund and may take either a credit or deduction for such foreign taxes on his, her or its federal income tax return, subject in each case to certain limitations contained in the Code. No deduction may be claimed by a shareholder who does not itemize deductions for federal income tax purposes.

If a Fund is not eligible for the election to pass through to its shareholders their proportionate shares of any foreign taxes paid by the Fund, shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Fund and will not be required to include such taxes in their gross income.

If the U.S. Government were to impose any restrictions, through taxation or other means, on foreign investments by U.S. investors such as those to be made through the International Developed Plus Fund and the International Growth Fund, the Board of Trustees will promptly review such Funds’ policies to determine whether significant changes in its investments are appropriate.

Other Taxes.  Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding the application of federal, foreign, state and local taxes to their particular situation. Non-U.S. investors who invest in the Funds when such investment is not treated as being effectively connected with the conduct of a U.S. trade or business will generally be subject to U.S. federal income tax treatment that is different from that described above and in the Prospectus. Such investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on dividends and certain other payments from the Funds, and must provide the Funds with an effective IRS Form W-8 or authorized substitute for Form W-8. However, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. A Fund may choose not to designate such amounts. Non-U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in the Funds.

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Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, the “Foreign Account Tax Compliance Act” or “FACTA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on Fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of Fund shares. A Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

Special rules apply to foreign persons who receive distributions from a Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a “United States real property holding corporation” or former United States real property holding corporation. The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if a Fund is a United States real property holding corporation (determined without regard to certain exceptions), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and will be subject to U.S. federal withholding tax. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a non-U.S. shareholder, including the rate of such withholding and character of such distributions (e.g., ordinary income or USRPI gain) will vary depending on the extent of the non-U.S. shareholder’s current and past ownership of a Fund.

In addition, if a Fund is a United States real property holding corporation or former United States real property holding corporation, the Fund may be required to withhold U.S. tax upon a redemption of shares by a greater-than-5% shareholder that is a foreign person, and that shareholder would be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. However, no such withholding is generally required with respect to amounts paid in redemption of shares of a fund if the fund is a domestically controlled qualified investment entity, or, in certain other limited cases, if a fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled qualified investment entities.

Shareholders should consult their tax advisors about the application of the provisions of tax law, including foreign, state and local tax laws, in light of their particular tax situations before investing in the Funds.

Independent Registered Public Accounting Firm.  The Trust’s independent registered public accounting firm is [•]. [•] audits and reports upon the Trust’s annual financial statements, reviews certain regulatory reports, reviews the Trust’s federal and state tax returns and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

Legal Counsel.  Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is the counsel to the Trust and the Independent Trustees of the Trust.

Custodian.  The Trust’s custodian, State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110, has custody of all securities and cash of the Trust and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust, as well as certain bookkeeping, data processing and administrative services pertaining to the Trust’s operations, including compliance monitoring and preparation of the Trust’s tax returns. The Adviser pays State Street’s compliance monitoring fees.

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Transfer Agent Services.  DST Asset Manager Solutions, Inc. (“DST”) (formerly Boston Financial Data Services, Inc.), P.O. Box 219140, Kansas City, Missouri 64121-9140, is the Trust’s transfer agent and dividend-paying agent. DST, as the shareholder service agent, provides certain bookkeeping, data processing and administrative services pertaining to the maintenance of shareholder accounts.

Reports to Shareholders.  Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

SHAREHOLDER RIGHTS

All shares of each series of the Trust (each, a “William Blair Fund”), including series of the Trust offered in a separate statement of additional information and prospectus, have equal rights with respect to dividends, assets and liquidation of a portfolio and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each William Blair Fund will be voted in the aggregate, except when a separate vote by a fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.

Under Delaware law, the Trust generally is not required to hold annual shareholders’ meetings. Upon the written request of ten or more shareholders that have held Trust shares for at least six months in an amount equal to the lesser of 1% of the outstanding shares, the Trust will either disseminate appropriate materials (at the expense of the requesting shareholders) or provide such shareholders access to a list of names and addresses of all shareholders of record. The written notice must state that the shareholders making such request wish to communicate with the other shareholders to obtain the signatures necessary to demand a meeting to consider removal of a trustee. The Trust will hold shareholders’ meetings when requested to do so in writing by one or more shareholders collectively holding at least 10% of the shares entitled to vote, such request specifying the purpose or purposes for which each meeting is to be called, or when determined by a majority of the Board of Trustees in their discretion. Shareholders’ meetings also will be held in connection with the following matters: (1) the election or removal of trustees, if a meeting is called for such purpose; (2) the adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust; (4) certain amendments to the Declaration of Trust; (5) any merger, consolidation or sale of assets; (6) incorporation of the Trust; and (7) such additional matters as may be required by law, the Declaration of Trust, the By-Laws of the Trust or any registration of the Trust with the SEC or any state, or that the trustees may consider necessary or desirable, such as changes in fundamental investment objectives, policies or restrictions.

The trustees serve until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of their successors or until a director sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote or by a majority of the trustees. In accordance with the 1940 Act, the Trust will hold a shareholders’ meeting for the election of trustees at such time that (1) less than a majority of the trustees has been elected by the shareholders and (2) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders. A trustee may be removed from office by a vote of the holders of a majority of the outstanding shares entitled to vote.

Derivative Claims of Shareholders.  The By-Laws contain provisions regarding derivative claims of shareholders. Under these provisions, a shareholder must make a pre-suit demand upon the Board to bring the subject action unless an effort to cause the Board to bring such an action is not likely to succeed. For purposes of the foregoing sentence, a demand on the Board shall only be deemed not likely to succeed and therefore excused if a majority of the Board, or a majority of any committee of the Board established to consider the merits of such action, is composed of Trustees who are not “independent trustees” (as that term is defined in the Delaware Statutory Trust Act).

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Unless a demand is not required under the foregoing first paragraph, shareholders eligible to bring such derivative action under the Delaware Statutory Trust Act who collectively hold at least 10% of the outstanding shares of the Trust, or who collectively hold at least 10% of the outstanding shares of the fund or class to which such action relates, shall join in the request for the Board to commence such action. Further, unless a demand is not required under the foregoing first paragraph, the Board must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Board shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Board determine not to bring such action.

Forum for Adjudication of Disputes.  The By-Laws provide that, unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any derivative action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim of breach of a fiduciary duty owed by any Trustee, officer or other agent of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim arising pursuant to any provision of the Delaware Statutory Trust Act or the Declaration of Trust or the By-Laws, (iv) any action to interpret, apply, enforce or determine the validity of the Declaration of Trust or the By-Laws or (v) any action asserting a claim governed by the internal affairs doctrine shall be the U.S. District Court for the District of Delaware or the Court of Chancery of the State of Delaware, or, if the Court of Chancery of the State of Delaware does not have jurisdiction, the Superior Court of the State of Delaware.

The By-Laws provide that any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust shall be deemed to have notice of and consented to the provisions relating to forum for adjudication of disputes terms contained in the By-Laws, and to have waived any argument relating to the inconvenience of the forums referenced above in connection with any action or proceeding described in the foregoing paragraph.

This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that it finds favorable for disputes with Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims. If a court were to find the forum selection provision contained in the By-Laws to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

TRUST HISTORY

The Trust is a Delaware statutory trust organized under a Declaration of Trust dated September 3, 1999. The Trust was formerly organized as a Maryland corporation on September 22, 1987 under the name of William Blair Ready Reserves, Inc. (the “Company”). On April 30, 1991, a reorganization of the Company and Growth Industry Shares, Inc., a Maryland corporation, occurred such that Growth Industry Shares, Inc. was reorganized into a separate portfolio of the Company, the Growth Fund, and the Company changed its name to William Blair Mutual Funds, Inc. On December 15, 1999, the Company was reorganized into the Trust and changed its name to William Blair Funds. The Trust operates as an open-end, management investment company, as defined in the 1940 Act. Presently, the Trust is offering shares of twenty-one William Blair Funds. All of the series of the Trust are diversified portfolios. The Board of Trustees of the Trust may, however, establish additional portfolios with different investment objectives, policies and restrictions in the future.

FINANCIAL INFORMATION OF THE TRUST

The Funds’ audited financial statements, including the notes thereto, contained in the Funds’ annual report to shareholders for the fiscal year ended December 31, 2018, and report of independent registered public accounting firm, are incorporated herein by reference. Additional copies of the annual report to shareholders may be obtained without charge by calling the Trust.

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APPENDIX A

RATINGS OF DEBT OBLIGATIONS

COMMERCIAL PAPER RATINGS

A S&P Global Ratings commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P Global Standard and Poor’s for commercial paper:

“A-1” - A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

“A-2” - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” - A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” - A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for commercial paper:

“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Fitch Ratings’ short-term ratings apply generally to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

“F-1” - Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F-2” - Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

“F-3” - Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

“B” - Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” - High Short-Term Default Risk. Default is a real possibility.

“RD” - Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” - Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

CORPORATE LONG-TERM DEBT RATINGS

The following summarizes the ratings used by S&P Global Ratings for corporate and municipal debt:

“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC,” and “C” - Obligations rated “BB,” “B,” “CCC,” “CC,” and “C are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” - An obligation rated “B” is more vulnerable to non-payment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” - An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” - An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

PLUS (+) OR MINUS (-) - The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

“NR” - This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk

“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” - Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” - Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” - Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” - Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” - Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

(P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

The following summarizes the ratings used by Fitch Ratings for corporate bonds:

“AAA” - Highest Credit Quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Very High Credit Quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - High Credit Quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” - Good Credit Quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” - Speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” - Highly Speculative. “B” ratings indicate that material credit risk is present

“CCC” - Substantial Credit Risk. “CCC” ratings indicate that substantial credit risk is present.

“CC” - Very High Levels of Credit Risk. “CC” ratings indicate very high levels of credit risk.

“C” - “Exceptionally High Levels of Credit Risk. “C” indicates exceptionally high levels of credit risk.

Ratings in the categories of “CCC,” “CC” and “C” can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

WILLIAM BLAIR FUNDS

PART C

OTHER INFORMATION

ITEM 28.	Exhibits

(a)	(i)	Declaration of Trust dated September 3, 1999.(4)

	(ii)	Amendment to the Declaration of Trust dated April 24, 2001.(6)

	(iii)	Amendment to the Declaration of Trust effective October 23, 2001.(7)

	(iv)	Amendment to Declaration of Trust effective October 21, 2003.(11)

	(v)	Amendment to the Declaration of Trust effective August 16, 2010.(34)

	(vi)	Written Instrument Establishing and Designating Shares of the William Blair Institutional International Growth Fund dated April 23, 2002.(9)

	(vii)	Written Instrument Establishing and Designating Shares of the William Blair Small-Mid Cap Growth Fund dated September 18, 2003.(10)

	(viii)	Written Instrument Establishing and Designating Shares of the William Blair International Equity Fund and the William Blair Institutional International Equity Fund dated February 18, 2004.(12)

	(ix)	Written Instrument Establishing and Designating Shares of the William Blair Emerging Markets Growth Fund dated February 18, 2005.(14)

	(x)	Written Instrument Establishing and Designating Shares of the William Blair International Small Cap Growth Fund dated July 19, 2005.(17)

	(xi)	Written Instrument Establishing and Designating Shares of the William Blair Mid Cap Growth Fund dated October 25, 2005.(19)

	(xii)	Written Instrument Establishing and Designating Shares of the William Blair Bond Fund dated February 14, 2007.(22)

	(xiii)	Written Instrument Establishing and Designating Shares of the William Blair Global Growth Fund dated July 24, 2007.(24)

	(xiv)	Written Instrument Establishing and Designating Shares of William Blair Emerging Leaders Growth Fund dated November 30, 2007.(26)

	(xv)	Written Instrument Establishing and Designating Shares of William Blair Low Duration Fund dated September 15, 2009.(29)

	(xvi)	Amendment to the Written Instrument Establishing and Designating Shares of the William Blair Emerging Leaders Growth Fund dated February 18, 2010.(32)

	(xvii)	Written Instrument Establishing and Designating Shares of William Blair Emerging Markets Small Cap Growth Fund dated July 26, 2011.(35)

	(xviii)	Written Instrument Establishing and Designating Shares of William Blair Macro Allocation Fund dated July 26, 2011.(36)

	(xix)	Written Instrument Establishing and Designating Shares of William Blair International Leaders Fund dated April 24, 2012.(43)

	(xx)	Amendment to the Written Instrument Establishing and Designating Shares of William Blair Emerging Leaders Growth Fund dated October 23, 2012.(45)

	(xxi)	Amendment to the Written Instrument Establishing and Designating Shares of William Blair Global Growth Fund dated October 23, 2012.(45)

	(xxii)	Written Instrument Amending the Declaration of Trust dated July 24, 2014.(53)

	(xxiii)	Written Instrument Amending the Declaration of Trust dated November 18, 2015.(53)

	(xxiv)	Written Instrument Amending the Declaration of Trust dated January 15, 2016.(53)

	(xxv)	Written Instrument Amending the Declaration of Trust dated June 15, 2016.(54)

	(xxvi)	Amendment to the Written Instrument Establishing and Designating Shares of William Blair International Equity Fund and the William Blair Institutional International Equity Fund dated April 24, 2017.(54)

	(xxvii)	Written Instrument Establishing and Designating Shares of William Blair Small-Mid Cap Value Fund dated July 26, 2011.(55)

	(xxviii)	Written Instrument Amending the Declaration of Trust dated June 15, 2017.*

	(xxix)	Written Instrument Establishing and Designating Class R6 Shares of the William Blair Growth Fund, William Blair Large Cap Growth Fund, William Blair Mid Cap Growth Fund, William Blair Small-Mid Cap Growth Fund, William Blair Small-Mid Cap Value Fund, William Blair Small Cap Growth Fund, William Blair Small Cap Value Fund, William Blair International Developed Plus Fund, William Blair International Growth Fund and William Blair Income Fund dated February 20, 2019.*

(b)	Amended and Restated By-laws dated February 2, 2018.(56)

(c)	Declaration of Trust dated September 3, 1999 (see Section 8.1).(4)

(d)	(i)	Management Agreement (Amended and Restated) dated December 15, 1999.(16)

	(ii)	Letter Agreement to Management Agreement dated April 23, 2002.(8)

	(iii)	Letter Agreement to Management Agreement dated December 23, 2003.(11)

	(iv)	Letter Agreement to Management Agreement dated May 24, 2004.(12)

	(v)	Letter Agreement to Management Agreement dated February 18, 2005.(16)

	(vi)	Letter Agreement to Management Agreement dated July 19, 2005.(18)

	(vii)	Letter Agreement to Management Agreement dated October 25, 2005.(20)

	(viii)	Letter Agreement to Management Agreement dated April 30, 2007.(23)

	(ix)	Letter Agreement to Management Agreement dated October 12, 2007.(25)

	(x)	Letter Agreement to Management Agreement dated February 26, 2008.(27)

	(xi)	Letter Agreement to Management Agreement dated November 30, 2009.(30)

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	(xii)	Letter Agreement to Management Agreement dated May 1, 2010.(33)

	(xiii)	Letter Agreement to Management Agreement dated October 24, 2011.(38)

	(xiv)	Letter Agreement to Management Agreement dated October 26, 2011.(39)

	(xv)	Letter Agreement to Management Agreement dated December 15, 2011.(40)

	(xvi)	Letter Agreement to Management Agreement dated April 25, 2012.(41)

	(xvii)	Letter Agreement to Management Agreement dated August 16, 2012.(44)

	(xviii)	Letter Agreement to Management Agreement dated April 10, 2013.(47)

	(xix)	Letter Agreement to Management Agreement dated February 19, 2014.(50)

	(xx)	Letter Agreement to Management Agreement dated April 29, 2014.(51)

	(xxi)	Letter Agreement to Management Agreement dated April 28, 2015.(52)

	(xxii)	Assignment and Assumption of Management Agreement and Expense Limitation Agreement(53)

	(xxiii)	Letter Agreement to Management Agreement dated April 27, 2018.(56)

(e)	Underwriting Agreement.(1)

(f)	None.

(g)	(i)	Custodian Agreement.(3)

	(ii)	Amended and Restated Delegation Agreement.(16)

	(iii)	Amendment Agreement dated August 1, 2001.(7)

	(iv)	Amendment Custodian Agreement dated November 1, 2004.(53)

	(v)	Amendment to Custodian Agreement dated November 1, 2012.(46)

	(vi)	Amendment to Custodian Agreement dated June 17, 2015.(53)

	(vii)	Amendment to Custodian Agreement dated August 1, 2016.(54)

(h)	(i)	Transfer Agency and Service Agreement dated January 1, 2008.(27)

	(ii)	Amendment to Transfer Agency and Service Agreement dated November 19, 2012.(46)

	(iii)	Amendment to Transfer Agency and Service Agreement dated July 25, 2016.(54)

	(iv)	Expense Limitation Agreement to be filed by amendment.

	(v)	Form of Indemnification Agreement.(14)

	(vi)	Administration Agreement dated November 1, 2004.(15)

	(vii)	Amendment to Administration Agreement dated January 18, 2005.(15)

	(viii)	Amendment to Administration Agreement dated August 1, 2007.(25)

	(ix)	Amendment to Administration Agreement dated April 12, 2010.(33)

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	(x)	Amendment to Administration Agreement dated November 1, 2012.(46)

	(xi)	Amendment to Administration Agreement dated August 1, 2016.(54)

	(xii)	Shareholder Administration Agreement for the Emerging Markets Growth Fund – Class N and Class I.(23)

	(xiii)	Shareholder Administration Agreement for the International Small Cap Growth Fund – Class N and Class I.(18)

	(xiv)	Shareholder Administration Agreement for the Bond Fund – Class N and Class I.(23)

	(xv)	Shareholder Administration Agreement for the Global Growth Fund – Class N and Class I.(25)

	(xvi)	Amended and Restated Shareholder Administration Agreement for the Emerging Leaders Growth Fund – Class N and Class I.(33)

	(xvii)	Shareholder Administration Agreement for the Low Duration Fund – Class N and Class I.(30)

	(xviii)	Shareholder Administration Agreement for the Emerging Markets Small Cap Growth Fund – Class N and Class I.(38)

	(xix)	Shareholder Administration Agreement for the Macro Allocation Fund – Class N and Class I.(39)

	(xx)	Shareholder Administration Agreement for the International Leaders Fund – Class N and Class I.(44)

	(xxi)	Amendment to Shareholder Administration Agreement for Macro Allocation Fund.(56)

	(xxii)	Amendment to Shareholder Administration Agreement for Low Duration Fund.(56)

	(xxiii)	Amendment to Shareholder Administration Agreement for Bond Fund.(56)

	(xxiv)	Amendment to Shareholder Administration Agreement for Emerging Markets Small Cap Growth Fund.(56)

	(xxv)	Amendment to Shareholder Administration Agreement for Emerging Markets Growth Fund.(56)

	(xxvi)	Amendment to Shareholder Administration Agreement for Emerging Markets Leaders Fund.(56)

	(xxvii)	Amendment to Shareholder Administration Agreement for International Small Cap Growth Fund.(56)

	(xxviii)	Amendment to Shareholder Administration Agreement for International Leaders Fund.(56)

	(xxix)	Amendment to Shareholder Administration Agreement for Global Leaders Fund.(56)

(i)	To be filed by amendment.

(j)	To be filed by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)	(i)	Amended Distribution Plan—Class N.(30)

	(ii)	Distribution Agreement—Class N.(34)

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(n)	To be filed by amendment.

(o)	Powers of Attorney for each Trustee, dated February 21, 2019.*

(p)	Amended Code of Ethics.(53)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A as filed on or about March 1, 1996.
(2)	Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A as filed on or about July 30, 1999.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A as filed on or about September 29, 1999.
(4)	Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A as filed on or about December 21, 1999.
(5)	Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A as filed on or about April 28, 2000.
(6)	Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A as filed on or about April 27, 2001.
(7)	Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A as filed on or about April 12, 2002.
(8)	Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A as filed on or about June 26, 2002.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2003
(10)	Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A as filed on or about October 10, 2003.
(11)	Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A as filed on or about December 24, 2003.
(11a)	Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2004.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A as filed on or about May 24, 2004.
(13)	Incorporated herein by reference to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A as filed on or about February 25, 2005.
(14)	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A as filed on or about March 4, 2005.
(15)	Incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A as filed on or about April 29, 2005.

5

(16)	Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A as filed on or about May 24, 2005.
(17)	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A as filed on or about August 8, 2005.
(18)	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A as filed on or about October 26, 2005.
(19)	Incorporated herein by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A as filed on or about November 17, 2005.
(20)	Incorporated herein by reference to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A as filed on or about January 30, 2006.
(21)	Incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A as filed on or about April 27, 2006.
(22)	Incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A as filed on or about February 15, 2007.
(23)	Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A as filed on or about April 27, 2007.
(24)	Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A as filed on or about August 1, 2007.
(25)	Incorporated herein by reference to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A as filed on or about October 12, 2007
(26)	Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A as filed on or about December 14, 2007
(27)	Incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A as filed on or about March 25, 2008.
(28)	Incorporated herein by reference to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2009.
(29)	Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A as Filed on or about September 17, 2009.
(30)	Incorporated herein by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A as Filed on or about November 30, 2009.
(31)	Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A as filed on or about February 12, 2010.
(32)	Incorporated herein by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A as filed on or about March 2, 2010.
(33)	Incorporated herein by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2010.

6

(34)	Incorporated herein by reference to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A as filed on or about April 29, 2011.
(35)	Incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A as filed on or about August 8, 2011.
(36)	Incorporated by reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A as filed on or about September 1, 2011.
(37)	Incorporated by reference to Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A as filed on or about September 2, 2011.
(38)	Incorporated by reference to Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A as filed on or about October 21, 2011.
(39)	Incorporated by reference to Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A as filed on or about November 28, 2011.
(40)	Incorporated by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A as filed on or about December 13, 2011.
(41)	Incorporated by reference to Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A as filed on or about April 24, 2012.
(42)	Incorporated by reference to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2012.
(43)	Incorporated by reference to Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A as filed on or about May 4, 2012.
(44)	Incorporated by reference to Post-Effective Amendment No. 99 to Registrant’s Registration Statement on Form N-1A as filed on or about August 15, 2012.
(45)	Incorporated by reference to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A as filed on or about January 25, 2013.
(46)	Incorporated by reference to Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A as filed on or about February 28, 2013.
(47)	Incorporated by reference to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A as filed on or about April 9, 2013.
(48)	Incorporated by reference to Post-Effective Amendment No. 107 to the Registrant’s Registration Statement on Form N-1A as filed on or about May 1, 2013.
(49)	Incorporated by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A as filed on or about October 31, 2013.
(50)	Incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A as filed on or about February 28, 2014.
(51)	Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2014.

7

(52)	Incorporated by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2015.
(53)	Incorporated by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A as filed on or about April 29, 2016.
(54)	Incorporated by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A as filed on or about April 28, 2017.
(54)	Incorporated by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A as filed on or about April 28, 2017.
(55)	Incorporated by reference to Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A as filed on or about September 30, 2011.
(56)	Incorporated by reference to Post-Effective Amendment No. 125 to Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2018.
*	Filed herewith.

ITEM 29.	Persons Controlled by or Under Common Control with Registrant

Not applicable.

ITEM 30.	Indemnification

Section 5.2 of Article V of the Registrant’s Declaration of Trust provides for indemnification of directors and officers under certain circumstances but does not allow such indemnification in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Each of the trustees who is not an “interested person” (as defined under the Investment Company Act of 1940) of Registrant (a “Non-interested Trustee”) has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

The Management Agreement between the Registrant and William Blair Investment Management, LLC (the “Adviser”) provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of the Adviser, the Adviser shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with the matters to which such Agreement relates.

8

ITEM 31.	Business and Other Connections of Investment Adviser

Registrant’s investment adviser is William Blair Investment Management, LLC, a limited liability company.

The principal occupations of the partners and primary officers of William Blair Investment Management, LLC are their services as partners and officers of William Blair Investment Management, LLC and/or William Blair & Company, L.L.C., the Registrant’s principal underwriter and a dually registered investment adviser and broker-dealer. The address of William Blair Investment Management, LLC, William Blair & Company, L.L.C. and the Registrant is 150 North Riverside Plaza, Chicago, Illinois 60606.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each partner of William Blair Investment Management, LLC and/or William Blair & Company, L.L.C. is, or at any time during the last two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee:

Name and Position with William Blair Investment Management, LLC and/or William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Robert Abbe, Partner
David L. Adams, Partner
Jason N. Ader, Partner
Ryan D. Airola, Partner
Alaina M. Anderson, Partner
Jon R. Andersen, Partner
Simon Baertl, Partner
Michael P. Balkin, Partner	William Blair Funds	Senior Vice President
Reto B. Baruffol, Partner
James Bennett, Partner
William W. Benton, Partner
James M. Bertram, Partner
Olga Bitel, Partner
Edward McC. Blair, Jr., Partner	Pharos Innovations LLC Pernix Group, Inc.	Director Life Director
Marina S. Bozilenko, Partner	Olema Pharmaceuticals, Inc. Arctic Aurora Life Sciences	Director Director
Mark G. Brady, Partner	Laminar Technologies, LLC	Outside Board Member
Stephanie G. Braming, Partner	William Blair Funds	Chairman of the Board and President

9

Name and Position with William Blair Investment Management, LLC and/or William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Christina Bresani, Partner	Bedford Historical Society Bedford Hills Live	Board Member Board Member
David J. Brown, Partner	4FMM, LLC	Investor and Member
Fritz Buerger, Partner
Harvey H. Bundy, III, Partner
Jeffrey A. Burtelow, Partner
Mike Cavanaugh, Partner
Ellen-Blair Chube, Partner	Oil-Dri Corporation of America	Board Member
John Cimaroli, Partner
Thomas M. Clarke, Partner	William Blair Funds	Senior Vice President
Daniel J. Connolly, Partner
James J. Connors, Partner
E. David Coolidge, III, Vice Chairman	Duluth Holdings Inc. CalStar Products, Inc. Shields Meneley Partners Coolhart Enterprises, LLC	Director Director Advisory Director Managing Member
Daniel Crowe, Partner	William Blair Funds	Senior Vice President
John W. Cultra, Partner
Benjamin W. Curtis, Partner
Peter Dalrymple, Partner
Ryan S. Daniels Partner
Daniel G. Daul, Partner
Ryan J. DeVore, Partner	Naval War College Foundation Merit School of Music Artisan Gym Floors	Trustee Trustee Owner
Brandon B. Dobell, Partner	Benevolent Enabler, Inc. Quicket Solutions, Inc. 4FMM, LLC	Director Director Managing Member
Brian Doherty, Partner
Gareth A. Down, Partner
Brian J. Doyle, Partner

10

Name and Position with William Blair Investment Management, LLC and/or William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Brian P. Drab, Partner
Robert A. Durkin, Partner
Robert Duwa, Partner
Stephen E. Elkins, Partner
William G. Escamilla, Partner
John R. Ettelson, President and Chief Executive Officer
Elliot G. Farkas, Partner
Brent W. Felitto, Partner
Dirk P. Felsmann, Partner
Simon Fennell, Partner	William Blair Funds	Senior Vice President
Kevin Fetzer, Partner
Walid M. Fikri, Partner
Adam S. Filkin, Partner
F. Conrad Fischer, Partner	APM Limited Partnership Chicago Child Care Society	General Partner Trustee, Emeritus
Robert C. Fix, Partner	Parker Gale Capital LP	Limited Partner
Andrew G. Flynn, Partner	William Blair Funds	Senior Vice President
David C. Fording, Partner	William Blair Funds	Senior Vice President
Christoph B. Fuchs, Partner
Mark A. Fuller, III, Partner	Performance Health Systems, LLC Winnville Partners, LLC	Director Partner
Sean Gardner, Partner
Brent W. Gledhill, Partner	Afrimax Limited Chicago Public Education Fund	Board of Directors Board Member
James S. Golan, Partner	Key Ambassador Co. William Blair Funds	Director Senior Vice President
Joel K. Gomberg, Partner
Richard D. Gottfred, Partner

11

Name and Position with William Blair Investment Management, LLC and/or William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Daniel R. Grant, Partner	Famsee Inc.	Advisor
Raphael Grunschlag, Partner
Jim A. Hamman, Partner
Kyle G. Harris, Partner
Liam P. Healy, Partner	Killarney Brewing & Distilling Co.	Director
Andrew M. Hendrie, Partner
Paul M. Hindsley, Partner
Jonathan F. Ho, Partner
Anthony T. Hoban, Partner
Christian D. Hodneland, Partner	SAMDI Tech, Inc.	Board of Directors
Sean Huss, Partner
Michael A. Jancosek, Partner	William Blair Funds	Senior Vice President
Ross Jannotta, Partner
Steven R. Jesanis, Partner
Andrew M. Jessen, Partner
James Jones, Partner
Margaret Kaczor, Partner
James P. Karlis, Partner
William O. Kasten, Partner	Netsak Storage, LLC	Principal
Chad M. Kilmer, Partner	William Blair Funds	Senior Vice President
Adam Klauber, Partner
John C. Kreger III, Partner
Douglas Kryscio, Partner
Chris Lane, Partner
Louise Lane, Partner

12

Name and Position with William Blair Investment Management, LLC and/or William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Mark R. Lane, Partner
Robert C. Lanphier, IV, Partner	William Blair Funds	Senior Vice President
Mark T. Leslie, Partner	William Blair Funds	Senior Vice President
Stewart Licudi, Partner
Steve Livingston, Partner
Brandon W. Lower, Partner
Timothy F. Lugo, Partner
Steven E. Maletzky, Partner
Brian T. Marshall, Partner	Paluch Family Foundation	Board of Directors
Kelly J. Martin, Partner
G. Dewey Martinelli, Partner
Thomas S. Marx, Partner
Scott A. Mattson, Partner
Kenneth J. McAtamney, Partner	William Blair Funds	Senior Vice President
Todd M. McClone, Partner	William Blair Funds	Senior Vice President
Robert F. McGuire, Jr., Partner
Timothy McHugh, Partner
Cam McKinney, Partner
Carlette C. McMullan, Partner
Sarah P. Mercurio, Partner
David C. Merjan, Partner	William Blair Funds	Senior Vice President
Samuel A. Miller, Partner
Corey A. Minturn, Partner
David S. Mitchell, Partner	William Blair Funds Knox College	Senior Vice President Investment Committee Member
Philipp C. Mohr, Partner	Diskus Werke AG	Chairman of the Supervisory Board

13

Name and Position with William Blair Investment Management, LLC and/or William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
John C. Moore Partner
John C. Murphy, Partner	William Blair Funds	Senior Vice President
Erin Murray Butler, Partner
Robert P. Napoli, Partner	Mission Engine, LLC	Investor and Advisor
DJ Neiman, Partner
Joseph Niemiec, Partner	Morgenthaler Private Equity	Limited Partner
Terrence J. O’Bryan, Partner
James P. O’Connor, Partner
John F. O’Toole, Partner
Thomas W. Pace, Partner
Bradford Page, Partner
Karl A. Palasz, Partner
Brett L. Paschke, Partner
David Port, Partner	Atom Optoelectronics, LLC	Advisory Board
Casey K. Preyss, Partner	William Blair Funds	Senior Vice President
Tom S. Pruitt, Partner
Gregory J. Pusinelli, Partner
Michael P. Quinn, Partner
David P. Ricci, Partner	William Blair Funds	Senior Vice President
Thomas Ross, Partner	Teach Sport Limited	Board Member
Corey P. Ryan, Partner	Graymatter Holdings, LLC	Board Member
Alfred J. Salvino, Partner
John Salvino, Partner
Thomas J. Salvino, Partner	Five Goals LLC	Sole Member
Beth Satterfield, Partner

14

Name and Position with William Blair Investment Management, LLC and/or William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Craig Savage, Partner	Savage Aviation Inc.	Manager
Ralph E. Schackart, III, Partner
Joe A. Schauenberg, Partner
Matthew Schultz, Partner
Brian F. Scullion, Partner
Ward D. Sexton, Partner	William Blair Funds	Senior Vice President
Anurag Sharma, Partner
Andrew J. Siepker, Partner
Arthur J. Simon, Partner	William Blair Funds Mitchell Fund	Trustee Director
Brian D. Singer, Partner	William Blair Funds	Senior Vice President
Michael M. Sirvinskas, Partner
Michael Siska, Partner
Jonathan P. Skinner, Partner
Brent M. Smith, Partner
John S. Sonnier, Partner
Rita J. Spitz, Partner
Per-Ake Stahl, Partner
Thomas Sternberg, Partner	Tutoring Chicago	Trustee
Scott J. Stevens, Partner	SpiderOak, Inc.	Director
James Suprenant, Partner	Embarc Inc	Board Member
Bhavanmit S. Suri, Partner
Joseph L. Tabet, Partner	Hennessy Corp.	Director
Dwight Michael Thompson, Partner
Mark C. Thompson, Partner

15

Name and Position with William Blair Investment Management, LLC and/or William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Vivian Lin Thurston, Partner	Xilin Dance Company Chinese Finance Association of America	Director Trustee
Samuel J. Tinaglia, Sr., Partner	Chicago Historical Society Psi Upsilon Fraternity Philanthropic Foundation New Pendulum Corporation d/b/a New Pig	Trustee President Director
Corey Tobin, Partner
Steve Tole, Partner	B Drive North Development, LLC	Member
Michael Trimberger, Partner
William B. Trukenbrod, Partner
Jeffrey A. Urbina, Partner	Crave Food Services Corporation GI Endurant LLC d/b/a GI Energy	Chairman of the Board Chairman of the Board
James Gordon Vap II, Partner	Composite Resources Inc. Federal Resources Supply Company Turkey Gap LLC Economic Freedom Partners LLC	Board Member Board Member Manager Manager
Christopher T. Vincent, Partner	William Blair Funds	Senior Vice President
Spiro Voulgaris, Partner
Kenneth L. Wagner, Partner	Chicago Board Options Exchange	Committee Member
Michael Ward, Partner
Charles A. Watson, Partner
Stephen Weeks, Partner
Brian D. Weinstein, Partner
Michael F. Wertz, Partner
James White, Partner
Kurt M. Wiese, Partner
James H. Wildman, Partner
Colin J. Williams, Partner
Thomas A. Wilson, Jr., Partner

16

Name and Position with William Blair Investment Management, LLC and/or William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Katherine Xu, Partner
Sharon M. Zackfia, Partner
Matthew M. Zimmer, Partner
Jon W. Zindel, Partner	Fourth Chakra LLC	Owner/Member

ITEM 32.	Principal Underwriters

(a)	Not applicable.

(b)

The main business address of each partner and officer of William Blair & Company, L.L.C., principal underwriter for Registrant, is 150 North Riverside Plaza, Chicago, Illinois 60606. Partners of William Blair & Company, L.L.C. may also be partners of William Blair Investment Management, LLC. See Item 31 for information with respect to officers and partners of William Blair & Company, L.L.C. and William Blair Investment Management, LLC.

(c)	Not applicable.

ITEM 33.	Location of Accounts and Records

All such accounts, books and other documents are maintained by the Registrant’s officers at the offices of the Registrant and the offices of the Adviser, William Blair Investment Management, LLC, located at 150 North Riverside Plaza, Chicago, Illinois 60606. Shareholder account information and original shareholder correspondence is also available at the offices of the Transfer Agent and Dividend Paying Agent, DST Asset Manager Solutions, Inc. (formerly Boston Financial Data Services, Inc.), 333 W. 11th Street, Kansas City, Missouri 64105.

ITEM 34.	Management Services

Not applicable.

ITEM 35.	Undertakings

Not applicable.

17

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 27th day of February, 2019.

WILLIAM BLAIR FUNDS

By:	/s/ Stephanie G. Braming*
Stephanie G. Braming, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated on the 27th day of February, 2019.

Signature	Title

/s/ Arthur J. Simon	Trustee
Arthur J. Simon

/s/ Vann A. Avedisian*	Trustee
Vann A. Avedisian

/s/ Kathleen T. Barr*	Trustee
Kathleen T. Barr

/s/ Daniel N. Leib*	Trustee
Daniel N. Leib

/s/ Dorri C. McWhorter*	Trustee
/s/ Dorri C. McWhorter*

/s/ Thomas J. Skelly*	Trustee
Thomas J. Skelly

/s/ Steven R. Zenz*	Trustee
Steven R. Zenz

/s/ Stephanie G. Braming*	Trustee (Chairman of the Board) and President
Stephanie G. Braming	(Principal Executive Officer)

/s/ Colette M. Garavalia	Treasurer (Principal Financial Officer, Principal
Colette M. Garavalia	Accounting Officer)

*By:	/s/ Robert J. Toner
Robert J. Toner, Attorney-in-Fact

*	Robert J. Toner signs this document pursuant to powers of attorney filed herewith.

1

EXHIBIT INDEX

(a)(xxviii)	Written Instrument Amending the Declaration of Trust dated June 15, 2017.

(a)(xxix)	Written Instrument Establishing and Designating Class R6 Shares of the William Blair Growth Fund, William Blair Large Cap Growth Fund, William Blair Mid Cap Growth Fund, William Blair Small-Mid Cap Growth Fund, William Blair Small-Mid Cap Value Fund, William Blair Small Cap Growth Fund, William Blair Small Cap Value Fund, William Blair International Developed Plus Fund, William Blair International Growth Fund and William Blair Income Fund dated February 20, 2019.

(o)	Powers of Attorney for each Trustee, dated February 21, 2019.

1